As filed with the Securities and Exchange Commission on March 30, 1998
                                                      Registration No. 811-9140
                                                              File No. 33-80057

================================================================================
                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                 -------------
                                   FORM N-1A
                            REGISTRATION STATEMENT
                                   Under the
                             SECURITIES ACT OF 1933                          [X]

                        Pre-Effective Amendment No.                          [ ]

                       Post-Effective Amendment No. 8                        [X]

                                    and/or

                            REGISTRATION STATEMENT
                                   Under the
                         INVESTMENT COMPANY ACT OF 1940                      [X]

                                Amendment No. 10                             [X]

                        (Check appropriate box or boxes.)


                                  -------------

                Phoenix Duff & Phelps Institutional Mutual Funds
               (Exact Name of Registrant as Specified in Charter)
                                  -------------
                     101 Munson Street, Greenfield, MA 01301
               (Address of Principal Executive Offices) (Zip Code)


                                 (800) 814-1897
              (Registrant's Telephone Number, including Area Code)

                                  -------------
                               Thomas N. Steenburg
                        President, Counsel and Secretary
                        Phoenix Duff & Phelps Corporation
                               56 Prospect Street
                           Hartford, Connecticut 06115
                     (Name and Address of Agent for Service)



                                 -------------
             It is proposed that this filing will become effective (check appropriate box)
               [ ] immediately upon filing pursuant to paragraph (b)

               [X] on April 14, 1998 pursuant to paragraph (b)

               [ ] 60 days after filing pursuant to paragraph (a)(1)

               [ ] on (date) pursuant to paragraph (a)(1)
               [ ] 75 days after filing pursuant to paragraph (a)(2)

               [ ] on (date) pursuant to paragraph (a)(2) of rule 485.
             If appropriate, check the following box:

              [X] this post-effective amendment designates a new effective date for a previously filed effective amendment.


===============================================================================

This Registration Statement contains three prospectuses and three Statements of
                             Additional Information.
               These are identified as Version A, B and C of each.



                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS

                                   (Version C)
                   Cross Reference Sheet Pursuant to Rule 495
                        Under the Securities Act of 1933


                                     PART A

                       Information Required in Prospectus


Item Number                                                 Caption
-------------                                               -----------------------------------------------
      1.  Cover Page ....................................   Cover Page
      2.  Synopsis ......................................   Introduction; Fund Expenses
      3.  Condensed Financial Information ...............   Not applicable
      4.  General Description of Registrant .............   Introduction; Management of the Trust
      5.  Management of the Fund ........................   Management of the Trust
      6.  Capital Stock and Other Securities ............   Management of the Trust; Portfolio Turnover;
                                                            Dividends, Distributions and Taxes; Additional
                                                            Information
      7.  Purchase of Securities Being Offered ..........   How to Buy Shares; Net Asset Value;
                                                            Distribution Plan; How to Redeem Shares
      8.  Redemption or Repurchase ......................   How to Buy Shares; How to Redeem Shares
      9.  Pending Legal Proceedings .....................   Not Applicable

                                     PART B

          Information required in Statement of Additional Information

Item Number                                                   Caption
-------------                                                 -----------------------------------------------------
      10. Cover Page ......................................   Cover Page
      11. Table of Contents ...............................   Table of Contents
      12. General Information and History .................   The Trust
      13. Investment Objectives and Policies ..............   Investment Objectives and Policies; Investment
                                                              Restrictions; Investment Techniques; Portfolio
                                                              Turnover
      14. Management of the Registrant ....................   Trustees and Officers
      15. Control Persons and Principal Holders
          of Securities ...................................   Trustees and Officers
      16. Investment Advisory and Other Services ..........   Trustees and Officers; The Investment Adviser;
                                                              The Distributor; Distribution Plan
      17. Brokerage Allocation ............................   Brokerage Allocation
      18. Capital Stock and Other Securities ..............   Purchase of Shares
      19. Purchase, Redemption and Pricing of
          Securities Being Offered ........................   Determination of Net Asset Value; Purchase of Shares
      20. Tax Status ......................................   Dividends, Distributions and Taxes
      21. Underwriter .....................................   The Distributor; Distribution Plan
      22. Calculation of Yield Quotations of Money
          Market Fund .....................................   Performance Information
      23. Financial Statements ............................   Financial Statements

     The following pages from Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed via EDGAR with the Securities and Exchange Commission on April 28, 1997 are incorporated herein by reference thereto:

Part A

Version A Cross Reference Sheet to items required by Rule 495(a)
Version A Prospectus pages 1 through 26

Part B

Version A Statement of Additional Information pages 1 through 26
December 31, 1996 Annual Report

     The following pages from Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed via EDGAR with the Securities and Exchange Commission on September 30, 1997 are incorporated herein by reference thereto:

Part A

Version B Cross Reference Sheet to items required by Rule 495(a)
Version B Prospectus pages 1 through 17

Part B

     Version B Statement of Additional Information pages 1 through 19 June 30, 1997 Semiannual Report

[FRONT COVER]

                                 P H O E N I X
                                     F U N D S




                                              PROSPECTUS
                                              APRIL 14, 1998

                Phoenix Duff & Phelps
                Institutional Mutual Funds

                [bullet] CORE EQUITY PORTFOLIO


[LOGOTYPE]  PHOENIX
            DUFF & PHELPS

                          PHOENIX CORE EQUITY PORTFOLIO

                                101 Munson Street
                              Greenfield, MA 01301
                                 (800) 814-1897

                                   PROSPECTUS

                                 April 14, 1998



     Phoenix Core Equity Portfolio (the "Core Equity Portfolio" or "Portfolio") seeks long-term capital appreciation by investing in common stocks.

     Phoenix Duff & Phelps Institutional Mutual Funds (the "Trust") is an open-end management investment company whose shares are presently offered in eight separate portfolios. Each portfolio generally operates as a separate fund with its own investment objectives and policies designed to meet its specific investment goals. This Prospectus offers only the shares of the Phoenix Core Equity Portfolio.


     This Prospectus sets forth concisely the information about the Core Equity Portfolio that a prospective investor should know before investing. No dealer, salesperson or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, Adviser or Distributor. This Prospectus does not constitute an offer to sell or solicitation of an offer to buy any of the securities offered hereby in any state in which or to any person whom it is unlawful to make such offer. Investors should read and retain this Prospectus for future reference. Additional information about the Trust and the Core Equity Portfolio is contained in the Statement of Additional Information dated April 14, 1998 which has been filed with the Securities and Exchange Commission (the "Commission") and is available at no charge by calling (800) 814-1897 or by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. The Statement of Additional Information is incorporated herein by reference.



     The Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.


     Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union, or affiliated entity and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board or any other agency and involve investment risk, including possible loss of principal.

================================================================================
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
================================================================================

                                TABLE OF CONTENTS




                                                    Page
                                                   -----
INTRODUCTION .....................................   3
FUND EXPENSES ....................................   4
PERFORMANCE INFORMATION ..........................   5
INVESTMENT OBJECTIVES AND POLICIES ...............   5
INVESTMENT TECHNIQUES AND RELATED RISKS ..........   6
INVESTMENT RESTRICTIONS ..........................   9
PORTFOLIO TURNOVER ...............................   9
MANAGEMENT OF THE TRUST ..........................   9
DISTRIBUTION PLAN ................................  11
HOW TO BUY SHARES ................................  12
NET ASSET VALUE ..................................  13
HOW TO REDEEM SHARES .............................  13
DIVIDENDS, DISTRIBUTIONS AND TAXES ...............  15
ADDITIONAL INFORMATION ...........................  15

                                  INTRODUCTION

     This Prospectus describes certain of the shares offered by and the operations of Phoenix Duff & Phelps Institutional Mutual Funds (the "Trust"). The Trust is an open-end management investment company established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 4, 1995. The Trust presently consists of eight separate portfolios. Each portfolio has a different investment objective and invests primarily in certain types of securities and is designed to meet different investment needs. This Prospectus pertains only to the Phoenix Core Equity Portfolio (the "Core Equity Portfolio" or "Portfolio").

     The investment adviser for the Core Equity Portfolio is Duff & Phelps Investment Management Co. ("DPIM" or the "Adviser"). The Adviser is a subsidiary of Phoenix Duff & Phelps Corporation. For managing or directing the investments of the Core Equity Portfolio, the Adviser is entitled to a monthly fee equivalent to 0.50% of the aggregate daily net assets of such Core Equity Portfolio.

The Distributor and Distribution Plan

     Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), serves as national distributor of the Trust's shares. See "Distribution Plan" and the Statement of Additional Information. Equity Planning also acts as the Trust's financial agent and transfer agent. See "The Financial Agent" and "The Custodian and Transfer Agent."

     The Trust has adopted a distribution plan for Class Y Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The distribution plan adopted for Class Y Shares provides that the Trust shall reimburse the Distributor at an annual rate of 0.25% of the Trust's average daily Class Y Share net assets for expenses incurred in connection with furnishing shareholder services and maintaining shareholder accounts. See "Distribution Plan."

Purchase of Shares

     The Core Equity Portfolio is currently authorized to offer two classes of shares on a continuous basis. Class X Shares and Class Y Shares are both available to Plans (as hereafter defined) and institutional investors which initially purchase Class X Shares whose net asset value equals or exceeds $5 million or Class Y Shares whose net asset value equals or exceeds $1 million. The minimum subsequent investment for each class is $100. "Plans" are defined as corporate, public, union and governmental pension plans. Shares of each class represent an identical interest in the investment portfolio of the Core Equity Portfolio, and generally have the same rights except that Class Y Shares bear the cost of higher distribution fees which cause the Class Y Shares to have a higher expense ratio and to receive lower dividends than Class X Shares. See "How To Buy Shares."


Redemption of Shares

     Shares may be redeemed at any time at the net asset value per share next computed after receipt of a redemption request by the Transfer Agent. See "How to Redeem Shares."


Risk Factors

     There can be no assurance that the Core Equity Portfolio will achieve its investment objective. As a result of the Core Equity Portfolio's substantial investment in the stock market, the net asset value of its shares will fluctuate significantly in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Core Equity Portfolio invests. The risk factors relevant to investment in the Core Equity Portfolio should be reviewed and are set forth in the "Investment Objectives and Policies" and "Investment Techniques and Related Risks" sections of this Prospectus and Statement of Additional Information.

                                 FUND EXPENSES

     The following table illustrates all pro-forma expenses and fees that a shareholder is expected to incur.


                                                                                         Core Equity Portfolio
                                                                                 -------------------------------------
                                                                                  Class X Shares      Class Y Shares
                                                                                 ----------------   ------------------
Shareholder Transaction Expenses:                                                   (Pro Forma)        (Pro Forma)
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)           None               None
 Maximum Sales Load Imposed on Reinvested Dividends                                    None               None
 Deferred Sales Load                                                                   None               None
 Redemption Fees                                                                       None               None
 Exchange Fee                                                                          None               None
Annual Fund Operating Expenses (as a percentage of average net assets)
 Management Fees                                                                       0.50%              0.50%
 12b-1 Fees                                                                            None               0.25%(a)
 Other Operating Expenses (After Reimbursement)(b)                                     0.15%              0.15%
                                                                                       ----               ----
 Total Fund Operating Expenses                                                         0.65%              0.90%
                                                                                       ====               ====

-----------
     (a) "12b-1 Fees" represent an asset based sales charge that, for a long term shareholder, may be higher than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").
     (b) Duff & Phelps Investment Management Co. has voluntarily agreed to reimburse or waive Other Operating Expenses of Class X and Y Shares of the Core Equity Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 1998 to the extent that such expenses exceed 0.15% of the average annual net asset values. Other Operating Expenses for the Core Equity Portfolio are estimated to be 0.50% and 0.50%, respectively, absent such reimbursement or waiver, and Total Operating Expenses are estimated to be 1.00% and 1.25% for Class X and Y Shares, respectively, absent such reimbursement or waiver.



                                                            Cumulative Expenses
                                                            Paid for the Period
Example*                                                     1 year     3 years
-----------------------                                     --------   --------
An investor would pay the following expenses
on a $1,000 investment assuming  (1) 5% annual
return and (2) redemption at the end of each
time period:
 Core Equity Portfolio
  Class X Shares                                                7         22
  Class Y Shares                                               10         30

*The purpose of the table above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information regarding various costs and expenses, see "Management of the Trust," and "How to Buy Shares."

                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the performance history of the Core Equity Portfolio (and each Class thereof) in advertisements, sales literature or reports to current or prospective shareholders. Both yield and total return figures are computed separately for Class X and Class Y Shares in accordance with formulas specified by the Securities and Exchange Commission.

     Standardized quotations of average annual total return for each class of shares will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either Class X or Class Y Shares over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each Class's expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid. It is expected that the performance of Class X Shares shall be better than that of Class Y Shares as a result of lower distribution fees and certain incrementally lower expenses paid by Class X Shares. The Trust may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures.

     Yield will be computed by dividing the Portfolio's net investment income over a 30-day period by an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Portfolio's yield for each class.

     The Portfolio may from time to time include in advertisements information containing total return and the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and rating services such as Morningstar, Inc. Additionally, the Portfolio or a Class of the Portfolio may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, Pensions & Investments, Institutional Investor, REIT Watch, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors The Outlook, and Personal Investor. The Portfolio may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange or traded over the NASDAQ National Market System.

     Advertisements, sales literature and other communications may contain information about the Portfolio or Adviser's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Portfolio may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Portfolio may compare its equity or bond return figure to well-known indices of market performance including but not limited to the S&P 500, Dow Jones Industrial Average, and Salomon Brothers Corporate and Government Bond Indices, Russell 2000 and Lehman Brothers Bond Index.

     Performance information for the Portfolio (and each Class thereof) reflects only the performance of a hypothetical investment in Class X Shares or Class Y Shares of the Portfolio during the particular time period in which the calculations are based. Performance information is not an indication of future performance. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and qualities of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return, see the Statement of Additional Information.

     The Trust's Annual Report, available upon request and without charge, shall contain a discussion of the performance of the Portfolio and a comparison of that performance to a securities market index.


                              INVESTMENT OBJECTIVES
                                  AND POLICIES

     The Core Equity Portfolio's investment objective is to seek long-term capital appreciation by investing in a diversified portfolio of common stocks. The Portfolio seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization. Under normal circumstances, at least 65% of the assets of the Core Equity Portfolio will be invested in equity securities; however, it is the intention of the Adviser to be fully invested in equity securities. Up to 10% of the total assets of the Core Equity Portfolio may be invested in securities of foreign issuers.

     The Adviser utilizes a quality driven strategy in pursuit of the Portfolio's investment objective. The Portfolio selects large companies based on predictability and consistency of future earnings and dividend growth at a price which is low relative to the stock's historical valuation and the company's future growth prospects. Portfolio risk is controlled through diversification among industries, sectors, and the number of holdings. The Adviser's sell discipline is based on a monitoring of holdings for fundamental change and overvaluation.

     While the Adviser intends to be fully invested, in the event of adverse market conditions the Portfolio may pursue a policy of retaining cash or investing in high-quality money market instruments with maturities of one year or less, and in repurchase agreements. See "Investment Techniques and Related Risks" for more information on investment practices and risks.


                            INVESTMENT TECHNIQUES AND
                                  RELATED RISKS

     In addition to the investment policies described above, the Core Equity Portfolio may utilize the following investment practices or techniques.


Convertible Securities

     The Core Equity Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Portfolio will invest in convertible securities rated in the four highest categories which are commonly called "investment grade" securities. The Portfolio may, but is not required to, dispose of convertible securities whose rating falls below investment grade. A detailed listing of rating categories is in the Appendix to the Statement of Additional Information.


Futures Transactions

     Financial Futures. The Core Equity Portfolio may enter into financial futures contracts. These investments are intended as a hedge against anticipated changes in the market value of the Portfolio's securities or securities which it intends to purchase or in the exchange rate of foreign currencies. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position's underlying securities in the cash market. Investment techniques related to financial futures are summarized below and are described more fully in the Statement of Additional Information.

     Financial futures contracts consist of interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. See "Foreign Currency Transactions." A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

     The Core Equity Portfolio may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may enter into financial futures contracts on foreign currencies.

     Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser could be incorrect in its expectation as to the direction or extent of various interest rate movements or foreign currency exchange rates, in which case the return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist, and the loss from investing in futures contracts is potentially unlimited because the Portfolio may be unable to close its position. Also, there may be circumstances when the purchase of an option on a financial futures contract could result in a loss while the purchase or sale of the contract would not have resulted in a loss.

     Restrictions on Use of Futures. The Core Equity Portfolio may enter into futures contracts, provided that such obligations represent no more than 20% of the Core Equity Portfolio's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, the Portfolio will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts. The extent to which the Portfolio may enter into financial futures contracts may also be limited by requirements of the Internal Revenue Code for qualification as a regulated investment company.


Short-Term Instruments

     For liquidity purposes, the Portfolio may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include U.S. Government Securities, Certificates of Deposit, Commercial Paper and Bankers Acceptances. The Portfolio may also invest in repurchase agreements with maturities of seven days or less to generate income from its excess cash balances. The Portfolio may invest up to 5% of its net assets in repurchase agreements having maturities of more than seven days (together with any other illiquid securities held). Securities acquired through repurchase agreements will be limited to U.S. Government securities and are subject to resale to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Portfolio and is unrelated to the interest rate on the underlying instrument. A repurchase agreement acquired by the Portfolio will always be fully collateralized by the underlying instrument, which will be marked to market every business day. The underlying instrument will be held for the Portfolio's account by the Portfolios' custodian bank until repurchased.

     The use of repurchase agreements involves certain risks such as default by or the insolvency of the other party to the repurchase agreement. Repurchase agreements will be entered into only with commercial banks, brokers and dealers considered by the Adviser to be creditworthy.

     The Core Equity Portfolio may also invest up to 10% of its total assets in a money market fund managed by the Adviser. Such investments may be subject to duplicate fees and expenses on that portion of their assets invested in the securities of another investment company. Such investments will be for liquidity purposes.


Lending Portfolio Securities

     In order to increase the return on its investment, the Core Equity Portfolio may lend its portfolio securities to broker-dealers and other financial institutions in amounts up to one-third of the value of its total assets. Loans of portfolio securities will always be fully collateralized and will be made only to borrowers considered by the Adviser to be credit-worthy. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases the loss of rights in the collateral should the borrower fail financially.


Leverage

     The Core Equity Portfolio may borrow for temporary, extraordinary or emergency purposes. The Core Equity Portfolio will borrow only from banks, and only if immediately after such borrowing the value of the assets of the Portfolio (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed. The effect of this provision is to permit the Portfolio to borrow up to 33-1/3% of the total assets (not including any borrowings) of the Portfolio. If, due to market fluctuations or other reasons, the value of the Portfolio's assets computed as provided above becomes at any time less than three times the amount of the borrowings, the Portfolio, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

     Interest on money borrowed will be an expense of the Portfolio with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of the Portfolio is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial. Bank borrowings must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Portfolio with respect to which the borrowing has been made.


Foreign Securities

     The Core Equity Portfolio will limit its investments in foreign securities to 10% of its total assets. Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, differences and inefficiencies in transaction settlement systems, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility, and changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Exchange rates are determined by forces of supply and demand in the foreign exchange markets, and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Portfolio's net asset value and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long term.

     Foreign securities held by the Portfolio may not be registered with the Commission and the issuers thereof will not be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

     Although the Portfolio may buy securities of foreign issuers in foreign markets, most of their foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York Shares." ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Portfolio from the foreign settlement risks described below.

     In investing in securities denominated in foreign currencies, the Portfolio will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Portfolio's assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Although the Portfolio will invest only in securities denominated in foreign currencies that are fully convertible into U.S. dollars without legal restriction at the time of investment, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.

     Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Portfolio and which may not be recoverable by the Portfolio or its investors.

     The Core Equity Portfolio will calculate its net asset value and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange is closed). Foreign securities in which the Portfolio may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset value of the Portfolio may be affected by such trading on days when a shareholder has no access to the Portfolio.

     Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. If the Portfolio should have more than 50% of the value of its assets invested in securities of foreign corporations at the close of its taxable year, the Portfolio may elect to pass through to its shareholders their proportionate shares of foreign income taxes paid. Investors are urged to consult their tax attorney with respect to specific questions regarding foreign, federal, state or local taxes.


Foreign Currency Transactions

     The value of the assets of the Core Equity Portfolio, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and may incur costs in connection with conversions between various currencies. The Portfolio may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. At the time of the purchase of a forward foreign currency exchange contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the market value of the contract, minus the Portfolio's initial margin deposit with respect thereto, will be deposited in a pledged account with the Trust's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

     When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, it is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. Utilizing this investment technique may also hedge the foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

     When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

     If the Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio would realize gains to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Portfolio will have to convert its holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.


Other Techniques

     The Adviser may buy other types of securities or employ other portfolio management techniques on behalf of the Core Equity Portfolio. See the Statement of Additional Information for more information on these investment techniques and their related risks.


                             INVESTMENT RESTRICTIONS

     The investment restrictions to which the Core Equity Portfolio is subject, together with its investment objective, are fundamental policies which may not be changed without the approval of its shareholders. There is no assurance that the Portfolio will be able to meet its investment objective. A detailed description of the investment restrictions is contained in the Statement of Additional Information.


                               PORTFOLIO TURNOVER

     The Core Equity Portfolio pays brokerage commissions for purchases and sales of portfolio securities. A high rate of portfolio turnover involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by the Portfolio and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains, which are taxable to shareholders as ordinary income.


     The rate of portfolio turnover is not a limiting factor when the Adviser deems changes appropriate. Although the portfolio turnover rate cannot be accurately predicted, it is anticipated that the annual turnover rate will likely not exceed 100%. Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of its securities (excluding short-term securities). The turnover rate may vary greatly from year to year and may be affected by cash requirements for redemptions of shares and by compliance with provisions of the Internal Revenue Code, relieving investment companies which distribute substantially all of their net income from federal income taxation on the amounts distributed. For more information regarding the consequences relating to a high portfolio turnover rate, see "Portfolio Transactions and Brokerage" and "Dividends, Distributions and Taxes" in the Statement of Additional Information.


                             MANAGEMENT OF THE TRUST

     The Trust is an open-end investment company known as a mutual fund. The Board of Trustees supervises the business affairs and investments of the Trust, which is managed on a daily basis by each portfolio's investment adviser. The Trust was organized as a Massachusetts business trust on December 4, 1995. The Trust commenced operations on March 1, 1996. The Trust is currently authorized to offer shares of beneficial interest in series and is currently offering shares of eight portfolios. Two classes of shares are currently offered by each portfolio.


     Duff & Phelps Investment Management Co. ("DPIM") serves as the investment adviser to the Core Equity Portfolio. In addition to the Core Equity Portfolio, DPIM also serves as investment adviser to the Enhanced Reserves Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix Core Equity Fund of Phoenix Equity Series Fund and three closed-end funds: Duff & Phelps Utilities Income Inc., Duff & Phelps Utilities Tax-Free Income Inc. and Duff & Phelps Utility and Corporate Bond Trust Inc. In addition, DPIM serves as subadviser to the Real Estate Equity Securities Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds, the Real Estate Securities Portfolio of Phoenix Multi-Portfolio Fund, the Real Estate Securities Series of The Phoenix Edge Series Fund and, from July 1987 through October 1995, the AAL Funds. DPIM is a subsidiary of Phoenix Duff & Phelps Corporation and is located at 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603. As of December 31, 1997, DPIM had approximately $13 billion in assets under management on a discretionary basis.


Prior Investment Performance of DPIM

     The following table sets forth composite performance data relating to the historical performance of substantially all of the institutional private accounts managed by DPIM investment professionals that have substantially the same investment objectives, policies, strategies and risks as the Core Equity Portfolio. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as compared to the S&P 500. Investors should not consider this performance data as an indication of past or future performance of the Core Equity Portfolio or of the Adviser.


     The Adviser has calculated its composite performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS[TM]"). AIMR has not been involved with the preparation or review of this illustration. AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to promote full and fair presentations by investment advisers of their performance results and ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

     AIMR composite performance figures are a quarterly aggregate of monthly returns of a group of similar accounts which are time weighted and asset weighted. Quarterly and yearly composite returns are the result of geometrically linking monthly and quarterly returns, respectively. (Each composite return figure is compounded by the successive period's composite return).

     All returns presented were calculated on a total return basis and include all dividends, interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the maximum advisory fee of 0.75% of assets under management, brokerage commissions and execution costs paid by the Adviser's institutional private accounts, without provision for income taxes. Only those institutional private accounts where the Adviser exercised full discretionary investment authority have been included in the composite performance data. The institutional private accounts included in the Adviser's composite performance data are not subject to the same expenses and specific tax restrictions applicable to regulated investment companies, such as the Core Equity Portfolio, under Subchapter M of the Internal Revenue Code and are not subject to Investment Company Act of 1940 restrictions on investment limitations and diversification. Consequently, the Adviser's investment results could have been adversely affected had these regulations applied to the institutional private accounts.

     The SEC standardized formula (average annual total return) is calculated net of portfolio fees and expenses as well as investment commissions while AIMR composites are net of portfolio expenses (for DPIM this consists of brokerage and transaction costs only) but gross of management fees (which are variable by client). A composite return is the aggregate total return of a group of similar accounts while the SEC formula is applied to only one account (mutual fund). The time weighting of the composite differs from the SEC formula in that the monthly total returns calculated for each account within the composite are adjusted for cash flows and income accruals by assuming that these flows occur mid-month. Consequently, composite performance is not overstated as a result of new investments nor penalized by withdrawals. Mutual funds, in contrast, calculate their net asset value daily and no adjustments would therefore be required when calculating total returns. For AIMR composites, accounts are dollar weighted to reflect the proportionate effect of account size on total return within the composite.

     The following table illustrates all expenses and fees that an institutional privately managed account of DPIM will incur.




                                                                       Equity
                                                                     Portfolios
                                                                    -----------
Account Transaction Expenses
Maximum Sales Load Imposed on Purchases
  (as a percentage of amount invested)                                    None
Maximum Sales Load Imposed
  on Reinvested Dividends                                                 None
Deferred Sales Load (as a percentage of original
  purchase price or redemption proceeds, as applicable)                   None
Redemption Fee                                                            None
Exchange Fee                                                              None
Annual Fund Operating Expenses
Management Fees
 first $10 million                                        0.75%
 next $15 million                                         0.60%
 next $25 million                                         0.50%
 next $50 million                                         0.40%
12b-1 Fees                                                                None
Other Operating Expenses (a)                                              None
                                                                          -----
Total Fund Operating Expenses                                              0.75%
                                                                          =====



     (a) The Adviser's composite performance data reflect commission and transaction costs. The Adviser does not assess custodial fees; however, custodial fees are customarily directly paid by institutional private clients to third party custodians.

     The investment results covering the period January 1, 1993 through December 31, 1996 were audited for consistency with the AIMR Performance Presentation Standards by an independent third party (not AIMR) as of December 31, 1996. The investment results presented below could be calculated using different methods thereby producing different results. The performance below reflects past performance of the Adviser for periods ending December 31, 1997 for similarly managed institutional private accounts and is not indicative of future results for the Core Equity Portfolio.




Period           Adviser's Composite      S&P 500
-------------   ---------------------   -----------
One Year                 38.73%             33.38%
Three Years              31.63%             31.24%
Five Years               18.83%             20.30%
Ten Years                17.43%             18.04



     The institutional private accounts whose composite return is shown were managed by a team of DPIM professionals. The Core Equity Portfolio similarly will be managed by a team headed by Diane Mustain.

Management Fees

     The Adviser continuously furnishes an investment program for the Core Equity Portfolio and manages the investment and reinvestment of the assets subject at all times to the supervision of the Trustees. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to a prescribed fee, payable monthly, at the annual rate of 0.50% of the average daily net asset value of the Core Equity Portfolio.


The Portfolio Manager

     Diane Mustain serves as lead Portfolio Manager and as such is responsible for the day-to-day operation of the Core Equity Portfolio. As lead Portfolio Manager she manages the team of investment professionals responsible for the selection and sell decisions of portfolio securities for the equity portfolio. Ms. Mustain is an Executive Vice President of DPIM and serves as Vice Chairman of its Equity Strategy Committee. In addition, since 1993 Ms. Mustain has been a Sector Manager responsible for the Defensive Sector of the core equity portfolio. Ms. Mustain was Group Vice President from 1992 to 1993 where she was responsible for the selection of consumer stocks for the equity research model portfolio and provided analytical input to the Investment Management Committee. Ms. Mustain joined Phoenix Duff & Phelps Corporation, then known as Duff & Phelps, in 1981.

The Financial Agent

     Equity Planning serves as financial agent of the Portfolio and, as such, provides bookkeeping and pricing services and certain other ministerial functions. As compensation, Equity Planning is entitled to a fee, payable monthly and based upon (a) the average of the aggregate daily net asset values of the Portfolio, at the following incremental annual rates:



   First $100 million                     .05%
   $100 million to $300 million           .04%
   $300 million through $500 million      .03%
   Greater than $500 million             .015%

(b) a minimum fee of $50,000; and (c) an annual fee of $12,000 for each class of shares beyond one.

The Custodian and Transfer Agent
     The custodian of the assets of the Core Equity Portfolio is State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02101.

     Equity Planning serves as transfer agent for the Core Equity Portfolio (the "Transfer Agent") for which it is paid $14.95 plus certain out-of-pocket expenses for each designated shareholder account. The Transfer Agent is authorized to engage sub-agents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by the Transfer Agent.

Brokerage Commissions

     Although the Conduct Rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, past sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Trust.



                                DISTRIBUTION PLAN

     Equity Planning serves as the national distributor of the Trust's shares. Equity Planning is registered as a broker-dealer in fifty states. The principal offices of Equity Planning are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. Philip R. McLoughlin is a Trustee and President of the Trust and a director and officer of Equity Planning. Michael E. Haylon, a director of Equity Planning, is an officer of the Trust. G. Jeffrey Bohne, Nancy G. Curtiss, William E. Keen, III, William R. Moyer, Leonard J. Saltiel, and Thomas N. Steenburg are officers of the Trust and officers of Equity Planning.


     Equity Planning and the Trust have entered into distribution agreements under which Equity Planning has agreed to use its best efforts to find purchasers for Trust shares. The Trust has granted Equity Planning the exclusive right to purchase from the Trust and resell, as principal, shares needed to fill unconditional orders for Trust shares. Equity Planning may sell Trust shares through its registered representatives or through securities dealers with whom it has sales agreements. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with banks or bank affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of banks or bank affiliated securities brokers are not permitted under the Glass-Steagall Act, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with banks or bank affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a portfolio of the Trust. The sale of Trust shares through a bank or a securities broker affiliated with a bank is not expected to preclude the Trust from borrowing from such bank or from availing itself of custodial or transfer agency services offered by such bank.


     The Trustees have adopted a distribution plan on behalf of the Class Y Shares pursuant to Rule 12b-1 under the 1940 Act. The Class Y Share distribution plan (the "Plan") has been approved by Phoenix Home Life as initial, sole shareholder. The Plan authorizes the payment of a service fee to Equity Planning in an amount equal to 0.25% annually of the average of the daily net assets of Class Y Shares of each respective portfolio for each year elapsed after the inception of the Plan. The Plan requires that at least quarterly the Trustees must review a written report with respect to the amounts expended under the Plan and the purposes for which such expenditures were made. While the Plan is in effect, the Trust will be required to commit the selection and nomination of candidates for Trustees who are not "interested persons" (as defined in the 1940 Act) to the discretion of other Trustees then in office who are not interested persons.


                                HOW TO BUY SHARES

     The Trust currently issues two classes of shares of the Core Equity Portfolio. Both Class X Shares and Class Y Shares are each available to Plans (as hereafter defined) and institutional investors which initially purchase Class X Shares of the Portfolio whose net asset value equals or exceeds $5 million or Class Y Shares of the Portfolio whose net asset value equals or exceeds $1 million. "Plans" are defined as corporate, public, union and governmental pension plans. Completed applications for the purchase of shares should be mailed to State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

     The minimum subsequent investment for each class is $100. Shares are sold at the net asset value per share (as described below) next computed after a completed application or purchase order is received by State Street Bank and Trust Company together with good and sufficient funds therefor (certified checks, federal funds wires, and automated clearing house transactions ("ACH")). Completed orders received on a business day prior to the close of trading on the New York Stock Exchange (generally 4 p.m. eastern time) will be processed based on that day's closing net asset value. Shares purchased will be recorded in electronic book-entry form by the Transfer Agent. Sales of shares may be made through broker-dealers, pension consultants or other qualified financial agents/ institutions.

     The minimum initial investment amounts for the purchase of either class of shares shall be waived with respect to purchases by: (i) trust companies, bank trust departments, broker-dealers, financial planners and investment advisers for funds over which such entity charges an account management fee and which are held in a fiduciary, agency, advisory, custodial or similar capacity; or (ii) Plans and institutional investors where the amounts invested represent the redemption proceeds from the reorganization or merger of other investment companies.

     No trail fees are payable to broker-dealers or others in connection with the purchase, sale or retention of Class X Shares.

     If part of any investment is subsequently redeemed within one year of the investment date, the broker/dealer or exempt financial institution will refund to Equity Planning any such amounts paid with respect to the investment. Equity Planning will sponsor sales contests, training and educational meetings and provide to all qualifying agents, from its own profits and resources, additional compensation in the form of trips, merchandise or expense reimbursement. Broker-dealers or exempt financial institutions other than Equity Planning may also levy customary additional charges to shareholders for their services in effecting transactions, if they notify the Trust of their intention to do so.


     Equity Planning intends to pay broker-dealers and exempt financial institutions with whom it has a sales agreement a service fee of 0.25% of the average daily net asset value of Class Y Shares sold by such broker-dealers and exempt financial institutions, subject to future amendment or termination. Equity Planning will retain all or a portion of the continuing distribution fee assessed to Class Y shareholders to finance commissions and related marketing expenses.


Exchange Privileges

     Shareholders may exchange Class X or Class Y Shares held in book-entry form for shares of the same class of other Portfolios of the Trust or any other Affiliated Phoenix Fund provided the following conditions are met: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's principal place of business; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the shares to be acquired must equal or exceed the minimum initial or subsequent investment amount, as applicable, after the exchange is implemented; and (5) the shareholder is qualified to acquire Trust shares in accordance with the limitations described in this Prospectus. The Trust reserves the right to refuse exchange purchases by any person or broker/ dealer if, in the Trust's or Adviser's opinion, (a) the exchange would adversely affect the Trust's ability to invest according to its investment objectives and policies; (b) the Trust believes that a pattern of exchanges coincides with a "market timing" strategy; or (c) the exchange would otherwise adversely affect the Trust and its shareholders. The Trust reserves the right to terminate or modify its exchange privileges at any time upon giving written notice to shareholders at least 60 days in advance. Shareholders are urged to review their constituent documents and relevant requirements in order to verify pertinent limitations imposed by retirement plan or group annuity contract exchange limits as well as restrictions imposed by governing law.


     An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds.


Market Timer Restrictions

     Because excessive trading can hurt Portfolio performance and harm shareholders, the Trust reserves the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a fund within any 30 day period. The Distributor has entered into agreements with certain market timer entities permitting them to exchange their clients' shares by telephone. These privileges are limited under those agreements. The Distributor has the right to reject or suspend these privileges upon reasonable notice.

Telephone Exchange Privileges

     Unless a shareholder elects in writing not to participate in the Telephone Exchange Privilege, shares may be exchanged by calling 800-814-1897 provided that the exchange is made between accounts with identical registrations. Under the Telephone Exchange Privilege, telephone exchange orders may also be entered on behalf of the shareholder by his or her registered representative.

     The Trust and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. In addition to requiring identical registrations on both accounts, the Transfer Agent will require address verification and will record telephone instructions on tape. All exchanges will be confirmed in writing to the shareholder. To the extent that procedures reasonably designed to prevent unauthorized telephone exchanges are not followed, the Trust and/or the Transfer Agent may be liable for following telephone instructions for exchange transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone exchange instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Trust and/or the Transfer Agent reasonably believe to be genuine. The Telephone Exchange Privilege may be modified or terminated at any time on 60 days' notice to shareholders. In addition, during times of drastic economic or market changes, the Telephone Exchange Privilege may be difficult to exercise or may be suspended temporarily. The Telephone Exchange Privilege is available only in States where shares being acquired may be legally sold.

     If a shareholder elects not to use the Telephone Exchange Privilege, in order to exchange shares the shareholder must submit a written request to State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301, ATTN:
Phoenix Duff & Phelps Institutional Mutual Funds. If the shares are being exchanged between accounts that are not registered identically, the signature on such request must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.


                                 NET ASSET VALUE

     The net asset value per share of the Core Equity Portfolio is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The net asset value per share of the Core Equity Portfolio is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the total number of outstanding shares of the Portfolio. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Portfolio, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

     The Portfolio's investments are valued at market value or, where market quotations are not available, at fair value as determined in good faith by the Trustees or their delegates. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Since the Trust does not price securities on weekends or United States national holidays, the net asset value of a Portfolio's foreign assets may be significantly affected on days when the investor has no access to the Trust. Short-term investments having a remaining maturity of less than sixty-one days are valued at amortized cost, which the Trustees have determined approximates market value. For further information about security valuations, see the Statement of Additional Information.


                              HOW TO REDEEM SHARES

     Any holder of shares of the Core Equity Portfolio may require the Trust to redeem its shares at any time at the net asset value per share next computed after receipt of a redemption request in proper written form by State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301, ATTN: Phoenix Duff & Phelps Institutional Mutual Funds. To be in proper form to redeem shares, (1) the signature(s) of duly authorized representative(s) of the shareholder must appear in the appropriate place upon the stock power; (2) the stock power or any related instruction transmittal must specify the name and account number of the shareholder exactly as registered; (3) the request must make reference to the name of the Core Equity Portfolio; and (4) and all such signatures must be guaranteed by an eligible guarantor institution as determined in accordance with the standards and procedures established by the Transfer Agent. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Signature(s) must also be guaranteed on any change of address request submitted in conjunction with any redemption request. Additional documentation may be required for redemptions by corporations, partnerships or other organizations, or if redemption is requested by anyone other than the shareholder(s) of record. Redemption requests will not be honored until all required documents in proper form have been received.

     In addition, the Trust maintains a continuous offer to repurchase its shares, and shareholders may normally sell their shares through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The redemption price in such case will be the price as of the close of trading of the New York Stock Exchange on that day, provided the order is received by the dealer prior thereto, and is transmitted to the Distributor prior to the close of its business. No charge is made by the Trust on redemptions, but shares tendered through investment dealers may be subject to service charge by such dealers. Payment for shares redeemed will be made within three days after receipt of the written request in proper form; provided, however, that redemption proceeds will not be disbursed until each check used for purchase of shares has been cleared for payment by the investor's bank which may take up to 15 days after receipt of the check.

Telephone Redemption Privileges

     Unless a shareholder elects in writing not to participate in the Telephone Redemption Privilege, shareholders may redeem shares valued at up to $100,000 by calling (800) 814-1897.

     The Trust and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to the shareholder. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. To the extent that procedures reasonably designed to prevent unauthorized telephone redemptions are not followed, the Trust and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized person or third party that the Trust and/or the Transfer Agent reasonably believe to be genuine. The Telephone Redemption Privilege may be modified or terminated at any time without prior notice to shareholders. In addition, during times of drastic economic or market changes, the telephone redemption privilege may be difficult to exercise or may be suspended temporarily and a shareholder should submit a written redemption request, as described above.

     If the amount of the redemption is $500 or more, the proceeds may be wired to the shareholder's designated U.S. commercial bank account. If the amount of the redemption is less than $500, the proceeds will be sent by check to the address of record on the shareholder's account. Telephone redemption orders received and accepted by the Transfer Agent on any day when the Transfer Agent is open for business will be entered at the next determined net asset value. However telephone redemption orders received and accepted by the Transfer Agent after the close of trading hours on the Exchange will be executed on the following business day. The proceeds of a telephone redemption will normally be sent on the first business day following receipt of the redemption request. However, with respect to the telephone redemption of shares purchased by check, such requests will only be effected after the Trust has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days.

Systematic Withdrawal Program

     The Systematic Withdrawal Program (the "Program") allows shareholders to periodically redeem a portion of their shares on predetermined monthly, quarterly, semi-annual or annual dates. In order to participate in the Program, shareholders must provide written notice to the Transfer Agent specifying (a) the frequency in which Program redemptions are to occur, (b) the routing in which proceeds are to be directed into the shareholder's account, and (c) the priority among classes of shares of the Portfolio in which redemptions are to occur.

     Except as provided below, Program payments will be made on or about the 20th day of the month during the frequency period selected by the shareholder. Program payments may also be processed through Automated Clearing House (ACH) to the shareholder's account on or about the 10th, 15th or 25th day of each month. Participants may not redeem sums in any period in excess of the equivalent of 1% of aggregate Trust holdings (at the net asset value on the date of redemption) during each month. Program redemptions will only be effected after the Trust has assured itself that good payment has been received for the purchase of shares which are to be redeemed.

     Class X shareholders participating in the Program must at all times own shares of the Core Equity Portfolio worth $100,000 or more in the aggregate as determined by the then current net asset value per share. Class Y shareholders participating in the Program must at all times own shares of the Fund worth $50,000 or more in the aggregate as determined by the then current net asset value per share. A shareholder's participation in the Program will also automatically terminate if redemptions are made outside the Program.

Redemption-in-kind

     To the extent consistent with state and federal law, the Trust may make payment of the redemption price either in cash or in kind. The Trust has elected to pay in cash all requests for redemption by any shareholder of record, but may limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Trust. A shareholder receiving such securities would incur brokerage costs when it sold the securities.

                            DIVIDENDS, DISTRIBUTIONS
                                    AND TAXES

     The Core Equity Portfolio will be treated as a separate mutual fund for federal income tax purposes. The Core Equity Portfolio intends to elect to be taxed as a regulated investment company ("RIC") and qualify as such annually under Subchapter M of the Code. As a RIC, the Core Equity Portfolio will not be subject to federal income tax on its ordinary income and net realized gains distributed to its shareholders. The Core Equity Portfolio intends to distribute sufficient ordinary income and net realized capital gains, if any, annually to avoid the imposition of federal income tax or a non-deductible 4% excise tax.

     Many investors, including most tax qualified plan investors, may be eligible for preferential federal income tax treatment on distributions received from the Core Equity Portfolio and dispositions of shares of the Core Equity Portfolio. The Trust has not sought opinions of counsel or applied for a ruling from the Internal Revenue Service as to whether the assessment of higher distribution fees with respect to Class Y Shares may result in any dividends or distributions constituting "preferential dividends" under the Code. Complete assurances cannot be given when or whether the Trust will receive a favorable opinion or ruling or, the potential consequences associated with an adverse determination. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of the Trust should consult its tax advisor about the federal, state or local tax consequences particular to it, as should persons considering whether to have amounts held for their benefit in such trusts or other entities which intend to invest in shares of the Trust.

     Investors that do not receive preferential tax treatment are subject to federal income tax on distributions received with respect to their shares of the Trust. Distributions of the Trust's ordinary income and short-term capital gains are taxable to shareholders as ordinary income whether received in cash or shares of the Trust's. Designated long-term capital gains distributions are taxable as long-term capital gains whether distributed in cash or additional shares and regardless of how long the shareholder owned the shares of the Trust; however, a loss recognized on the sale of the shares of the Core Equity Portfolio held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains distributions received on those shares. Certain designated dividends paid by the Trust may be eligible for the dividends-received deduction for corporate shareholders. Shareholders should consult with their tax advisor for additional information concerning the federal, state, local and foreign tax consequences of purchasing shares of the Core Equity Portfolio.

     Dividends from net investment income for the Core Equity Portfolio will be accrued and paid quarterly. Dividends from net realized capital gains, if any, will be declared and paid annually for the Core Equity Portfolio. Dividends and distributions with respect to the shares of any class of the Core Equity Portfolio will be payable in full and fractional shares of such class of the Portfolio at the net asset value on the first business day after the record date, or, at the option of the shareholder, in cash. Any shareholder who purchases shares of the Core Equity Portfolio prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution.


     The foregoing is only a summary of some of the important tax considerations generally affecting the Core Equity Portfolio and its shareholders. Shareholders should consult competent tax advisers regarding specific tax situations.


                             ADDITIONAL INFORMATION

Organization of the Fund

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in eight different portfolios, each offering two classes. Holders of shares of the Core Equity Portfolio have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to the Core Equity Portfolio (provided that Class Y Shares of the Core Equity Portfolio bear higher distribution fees and pay correspondingly lower dividends per share than Class X Shares). Shareholders of all portfolios vote on the election of Trustees. On matters affecting the Core Equity Portfolio (such as approval of an investment advisory agreement or a change in fundamental investment policies), a separate vote of the Core Equity Portfolio is required. On matters affecting an individual class (such as approval of matters relating to the Class Y distribution plan), a separate vote of that class is required. Shares of each portfolio are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights.


     The assets received by the Trust for the issue or sale of shares of each portfolio and all income, earnings, profits and proceeds thereof, are allocated to such portfolio (and class if applicable) subject only to the rights of creditors, and constitute the underlying assets of such portfolio (and class if applicable). The underlying assets of each portfolio are required to be segregated on the books of account, and are to be charged with the expenses in respect to such portfolio and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular portfolio or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.


     Unlike the stockholders of a corporation, there is a possibility that the shareholders of a Massachusetts business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Additional Inquiries

     Inquiries and requests for the Statement of Additional Information, the Annual Report to Shareholders and the Semi-Annual Report to Shareholders should be directed to Equity Planning at (800) 814-1897 or 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

                         BACKUP WITHHOLDING INFORMATION

Step 1. Please make sure that the social security number or taxpayer identification number (TIN) which appears on the Application complies with the following guidelines:

Account Type        Give Social Security Number or Tax Identification Number
                    of:
-------------------------------------------------------------------------------------------------------
Individual                            Individual
-------------------------------------------------------------------------------------------------------
Joint (or Joint Tenant)               Owner who will be paying tax
-------------------------------------------------------------------------------------------------------
Uniform Gifts to Minors               Minor
-------------------------------------------------------------------------------------------------------
Legal Guardian                        Ward, Minor or Incompetent
-------------------------------------------------------------------------------------------------------
Sole Proprietor                       Owner of Business (also provide owner's name)-----------------------
-------------------------------------------------------------------------------------------------------
Trust, Estate, Pension Plan Trust     Trust, Estate, Pension Plan Trust (not personal TIN of fiduciary)
-------------------------------------------------------------------------------------------------------
Corporation, Partnership,
Other Organization                    Corporation, Partnership, Other Organization
-------------------------------------------------------------------------------------------------------

Broker/Nominee                        Broker/Nominee
-------------------------------------------------------------------------------------------------------

Step 2. If you do not have a TIN, you must obtain Form SS-5 (Application for Social Security Number) or Form SS-4 (Application for Employer Identification Number) from your local Social Security or IRS office and apply for one. Write "Applied For" in the space on the application.

Step 3. If you are one of the entities listed below, you are exempt from backup withholding.

      [bullet] A corporation
      [bullet] Financial institution
      [bullet] Section 501(a) exempt organization (IRA, Corporate Retirement
               Plan, 403(b), Keogh)
      [bullet] United States or any agency or instrumentality thereof
      [bullet] A State, the District of Columbia, a possession of the United
               States, or any subdivision or instrumentality thereof
      [bullet] International organization or any agency or instrumentality thereof
      [bullet] Registered dealer in securities or commodities registered in the
               U.S. or a possession of the U.S.
      [bullet] Real estate investment trust
      [bullet] Common trust fund operated by a bank under section 584(a) [bullet] An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1)
      [bullet] Regulated Investment Company

If you are in doubt as to whether you are exempt, please contact the Internal
      Revenue Service.

Step 4. IRS Penalties--If you do not supply us with your TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report interest, dividend or patronage dividend income on your federal income tax return, you will be treated as negligent and subject to an IRS 5% penalty tax on any resulting underpayment of tax unless there is clear and convincing evidence to the contrary. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to a backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.


-----------
This Prospectus sets forth concisely the information about the Phoenix Duff & Phelps Institutional Mutual Funds (the "Trust") which you should know before investing. Please read it carefully and retain it for future reference.


The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information, dated April 14, 1998. The Statement contains more detailed information about the Trust and is incorporated into this Prospectus by reference. You may obtain a free copy of the Statement by writing the Trust c/o Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.



       [Recycle logo]     Printed on recycled paper using soybean ink

                       THIS PAGE INTENTIONALLY LEFT BLANK.

[back cover]

Phoenix Duff & Phelps Institutional Mutual Funds
PO Box 2200
Enfield CT 06083-2200

[logo]PHOENIX
      DUFF & PHELPS

                          PHOENIX CORE EQUITY PORTFOLIO
               101 Munson Street, Greenfield, Massachusetts 01301
                                 (800) 814-1897




                       Statement of Additional Information
                                 April 14, 1998


     This Statement of Additional Information is not a prospectus but expands upon and supplements the information contained in the current prospectus of the Core Equity Portfolio of the Phoenix Duff & Phelps Institutional Mutual Funds (the "Trust"), dated April 14, 1998 and should be read in conjunction with it. A copy may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 814-1897, or by writing to Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.




                               TABLE OF CONTENTS

                                              PAGE
THE TRUST ...................................   2
INVESTMENT OBJECTIVES AND POLICIES ..........   2
INVESTMENT RESTRICTIONS .....................   2
INVESTMENT TECHNIQUES .......................   3
PERFORMANCE INFORMATION .....................   7
PORTFOLIO TURNOVER ..........................   7
SERVICES OF THE ADVISER .....................   7
BROKERAGE ALLOCATION ........................   8
DETERMINATION OF NET ASSET VALUE ............   9
PURCHASE OF SHARES ..........................   9
DIVIDENDS, DISTRIBUTIONS AND TAXES ..........  10
THE DISTRIBUTOR .............................  10
DISTRIBUTION PLAN ...........................  11
TRUSTEES AND OFFICERS .......................  12
ADDITIONAL INFORMATION ......................  18
APPENDIX ....................................  19



PDP 3008B (4/98)

                                    THE TRUST


     Phoenix Duff & Phelps Institutional Mutual Funds (the "Trust") is an open-end management investment company which was organized under Massachusetts law on December 4, 1995 as a business trust.


                       INVESTMENT OBJECTIVES AND POLICIES


     The investment objectives and policies of the Phoenix Core Equity Portfolio (the "Core Equity Portfolio" or "Portfolio") are described in the "Investment Objectives and Policies" and "Investment Techniques and Related Risks" sections of the Prospectus. The investment objective of the Core Equity Portfolio is deemed to be a fundamental policy and may not be changed without the approval of the shareholders of the Portfolio.


                            INVESTMENT RESTRICTIONS


Fundamental Policies

     The following investment restrictions constitute fundamental policies of the Core Equity Portfolio which may be changed only upon approval by the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:


 (1) With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in securities of that issuer.


 (2) Purchase the securities of any one issuer if immediately after such purchase the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.


 (3) Borrow money except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not exceeding 33-1/3% of the market value of the Portfolio's total assets, so that immediately after any such borrowing asset coverage of at least 300% for all such borrowings exists. To secure any such borrowing, the Porfolio may not mortgage, pledge, or hypothecate in excess of 33-1/3% of the value of its total assets. The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.


 (4) Act as an underwriter of securities issued by others.


 (5) Purchase real estate, real estate mortgage loans, interests in real estate limited partnerships, or interests in oil, gas or mineral exploration or development programs or leases, provided that this limitation shall not prohibit (i) the purchase of U.S. Government securities and other debt securities secured by real estate or interests therein; (ii) the purchase of marketable securities issued by companies or investment trusts that deal in real estate or interests therein; or (iii) purchase of marketable securities issued by companies or other entities or investment vehicles that engage in businesses relating to the development, exploration, mining, processing or distributing of oil, gas, or minerals.


 (6) Engage in any short-selling operations (except by selling futures contracts).


 (7) Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees or in connection with purchase of debt securities in accordance with the Portfolio's investment objective and policies.


 (8) Purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Portfolio's net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by the Portfolio at any time in units or attached to securities are not subject to this restriction.


 (9) Purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions, provided that the Portfolio may make initial and variation margin payments in connection with purchases or sales of futures contracts.


(10) Issue or sell any class of senior security as defined in the Investment Company Act of 1940 except for notes or other evidences of indebtedness permitted under investment restriction (3) and except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued or delayed delivery basis might be deemed such.


(11) Except in connection with a merger, consolidation, acquisition, or reorganization, invest in the securities of other investment companies, including investment companies advised by the Adviser, or any affiliates, if, immediately after such purchase or acquisition, more than 10% of the value of the Portfolio's total assets would be invested in such securities in the aggregate, or more than 5% in any one such security.

(12) Purchase or retain securities of any issuer if, to the knowledge of the Trust's management, those officers and Trustees of the Trust and of its adviser, who each own beneficially more than 0.50% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

(13) Invest in securities of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Portfolio would then be invested in such securities.

(14) Invest in the securities of any one issuer if, immediately after such purchase, 25% or more of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry.

(15) Invest in securities which are not readily marketable or the disposition of which is restricted under federal securities laws (collectively "illiquid securities") if, as a result, more than 5% of the Portfolio's net assets would be invested in illiquid securities.

     If a percentage restriction on investment or utilization of assets as set forth is adhered to at the time an investment is made, a later change in the percentage resulting from a change in the values or costs of the Portfolio's assets will not be considered a violation of the restriction with the exception of the Portfolio's borrowing policy as described in restriction (3), above.


                              INVESTMENT TECHNIQUES

     The Portfolio may utilize the following practices or techniques in pursuing its investment objectives.

     U.S. Government Securities. For liquidity purposes, the Portfolio may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

     Repurchase Agreements. Repurchase Agreements are agreements by which the Portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.

     A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Trust maintained in a central depository of a book-entry system or by physical delivery of the securities to the Trust's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

     Even though repurchase transactions usually do not impose market risks on the Portfolio, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Portfolio might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

     Financial Futures Contracts. The Portfolio may enter into financial futures contracts. Financial Futures may be used to hedge against changes in the market value of the Portfolio's securities or securities which the Portfolio intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which the Portfolio may wish to purchase in the future by purchasing futures contracts.

     The Portfolio may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

     In contrast to the situation when the Portfolio purchases or sells a security, no security is delivered or received by the Portfolio upon the purchase or sale of a financial futures contract. Initially, the Portfolio will be required to deposit in a pledged account with its custodian bank any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

     Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

     The Portfolio will pay commissions on financial futures contracts transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

     Limitations on Futures Contracts. The Portfolio may enter into futures contracts, provided that such obligations represent no more than 20% of the Portfolio's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, the Portfolio will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts.

     The extent to which the Portfolio may enter into financial futures contracts also may be limited by the requirements of the Internal Revenue Code for qualifications as a regulated investment company. See "Dividends, Distributions and Taxes."

     Risks Relating to Futures Contracts. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such contracts. The Portfolio will enter into a futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Portfolio would continue to be required to make daily margin payments. In this situation, if the Portfolio has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Portfolio's ability to hedge its portfolio effectively.

     There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts will cause the Portfolio to incur additional brokerage commissions and may cause an increase in the Portfolio's portfolio turnover rate.

     The successful use of futures contracts also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract is held by the Portfolio or such prices move in a direction opposite to that anticipated, the Portfolio may realize a potential unlimited loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, the Portfolio's return for the period may be less than if it had not engaged in the hedging transaction.

     Utilization of futures contracts by the Portfolio involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, the Portfolio will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where the Portfolio has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Portfolio is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Portfolio then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

     The market prices of futures contracts may be affected if participants in the futures market also elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such cases, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts choose to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.


     Leverage. The Portfolio may borrow for temporary, extraordinary or emergency purposes. The Portfolio will borrow only from banks, and only if immediately after such borrowing the value of the assets of the Portfolio (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed. The effect of this provision is to permit the Portfolio to borrow up to 33-1/3% of the total assets (not including any borrowings) of the Portfolio. If, due to market fluctuations or other reasons, the value of the Portfolio's assets computed as provided above becomes at any time less than three times the amount of the borrowings, the Portfolio, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.


     Interest on money borrowed will be an expense of the Portfolio with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of the Portfolio is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial. Bank borrowings must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Portfolio with respect to which the borrowing has been made.


     Foreign Securities. The Portfolio may purchase foreign securities, including those issued by foreign branches of U.S. banks. In any event, such investments in foreign securities will be limited to 10% of the total assets of the Core Equity Portfolio. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.


     The Portfolio may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Portfolio's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.


     Although the Portfolio may buy securities of foreign issuers in foreign markets, most of its foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York Shares." The Portfolio may invest in foreign-currency-denominated securities that trade in foreign markets if the Adviser believes that such investments will be advantageous to the Portfolio.


     ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Portfolio from the foreign settlement risks described below.


     Lending Portfolio Securities. In order to increase its return on investments, the Portfolio may make loans of its portfolio securities, as long as the market value of the loaned securities does not exceed one-third of the value of the Portfolio's total assets. Loans of portfolio securities will always be fully collateralized by cash or securities issued or guaranteed by the U.S. Government and marked to market daily, at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered by the Adviser to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.


     Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     The Portfolio does not intend to enter into such forward contracts if it would have more than 5% of the value of its net assets committed to the initial margin and option premiums on such contracts on a regular or continuous basis. The Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the Portfolio. The Portfolio's custodian bank will pledge any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, in an amount not less than the value of the Portfolio's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities pledged declines, additional cash or securities will be added so that the pledged amount is not less than the amount of the Portfolio's commitments with respect to such contracts. Generally, the Portfolio does not enter into forward contracts with a term longer than one year.


     Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.


     A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Portfolio were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Portfolio had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Portfolio would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.


     Foreign Currency Futures Transactions. The Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Portfolio may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.


     Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.


     Regulatory Restrictions. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, the Portfolio will maintain in a pledged account any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the value of such contracts.


     The Portfolio may enter into futures contracts, provided that such obligations represent no more than 20% of the Portfolio's net assets. Under the Commodity Exchange Act, a Portfolio may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of a Portfolio's net assets. To the extent required by law, the Portfolio will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts and options.


     Derivative Investments. In order to hedge various portfolio positions, including to hedge against price movements in markets in which the Portfolio anticipates increasing its exposure, the Portfolio may invest in certain instruments which may be characterized as derivative investments. These investments include various types of interest rate transactions, options and futures. Such investments also may consist of indexed securities. Other of such investments have no express quantitative limitations, although they may be made solely for hedging purposes, not for speculation, and may in some cases be limited as to the type of counter-party permitted. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transactions and that pertaining to the securities which are the subject of such transactions. Similarly, utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates which are the subject of the hedge. Investments in indexed securities, including inverse securities, subject the Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

                             PERFORMANCE INFORMATION

     The Portfolio may, from time to time, include total return in advertisements or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as yield of a class and as total return of any class.

     Standardized quotations of average annual total return for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in either Class X or Class Y Shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula: P(1 +
T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each class's expenses (on an annual basis) and assume that all dividends and distributions are reinvested when paid.

     The Portfolio may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, the Portfolio may compare performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Portfolio may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index.

     Advertisements, sales literature and other communications may contain information about the Portfolio and Adviser's current investment strategies and management style. Current strategies and style may change to allow the Portfolio to respond quickly to changing market and economic conditions. From time to time the Portfolio may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Portfolio may separate its cumulative and average annual returns into income and capital gains components.

     Performance information for the Portfolio (and each Class thereof) reflects only the performance of a hypothetical investment in Class X or Class Y of the Portfolio during the particular time period in which the calculations are based. Performance information is not an indication of future performance. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and qualities of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


                               PORTFOLIO TURNOVER

     Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of the Portfolio's shares and by requirements which enable the Portfolio to receive certain favorable tax treatment.

                             SERVICES OF THE ADVISER

     Duff & Phelps Investment Management Co., Inc. ("DPIM") are located at 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603. DPIM is a subsidiary of Phoenix Duff & Phelps Corporation whose majority shareholder is Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is a mutual insurance company engaged in the insurance and investment businesses. Phoenix Home Life's principal place of business is located at One American Row, Hartford, Connecticut.

     The Adviser continuously furnishes an investment program for the Portfolio and manages the investment and reinvestment of the assets of the Portfolio, subject at all times to the supervision of the Trustees. The Adviser, at its expense, furnishes certain other services, including the services of any member of its staff who serves as an officer of the Portfolio.

     The investment advisory agreement provides that all costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Portfolio are borne by the Portfolio. Each portfolio pays expenses incurred in its own operation and also pays a portion of the Trust's general administration expenses allocated on the basis of the asset size of the respective portfolio, except where an allocation using an alternative method can be more fairly made. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Portfolio and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Adviser or any of its affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, a portion of the expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Portfolio), association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Portfolio will also pay the fees and bear the expense of registering and maintaining the registration of the Portfolio and its shares with the Securities and Exchange Commission and or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

     The investment advisory agreement provides that the Adviser shall not be liable to the Portfolio or to any shareholder of the Portfolio for any error of judgment or mistake of law or for any loss suffered by the Portfolio or by any shareholder of the Portfolio in connection with the matters to which the investment advisory agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Advisers in the performance of its duties thereunder.

     As full compensation for the services and facilities furnished to the Portfolio, the Adviser is entitled to a fee, payable monthly, as described in the Portfolio's Prospectus.

     The advisory agreement will continue in force from year to year, provided that the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Trust or by the Adviser, on sixty (60) days written notice.

                              BROKERAGE ALLOCATION

     In effecting portfolio transactions for the Trust, the Adviser adheres to the Trust's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The Adviser may cause the Trust to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or that any offset of direct expenses of the Portfolio yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Trust or to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Adviser under its contract with the Trust and may benefit both the Trust and other clients of the Adviser. Conversely, brokerage and research services provided by brokers to other clients of the Adviser may benefit the Trust.

     If the securities in which the Portfolio invests are traded primarily in the over-the-counter market, where possible the Portfolio will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes.

     The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Trust (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid by the Trust. Some portfolio transactions are, subject to the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Trust. Past sales of Trust shares may be considered when selecting dealers to effect portfolio transactions.

     The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Advisor shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Trust. No advisory account of the Advisor is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Advisor in that security on a given business day, with all transaction costs shared pro rata based on the Trust's participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.


                        DETERMINATION OF NET ASSET VALUE

     The net asset value per share of the Portfolio is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Trust does not price securities on weekends or United States national holidays, the net asset value of the Portfolio's foreign assets may be significantly affected on days when the investor has no access to the Trust. The net asset value per share of the Portfolio is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the total number of outstanding shares of the Portfolio. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Portfolio, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.


     A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Portfolio which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Portfolio. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time the Portfolio has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.


                               PURCHASE OF SHARES

     The Prospectus includes information as to the offering price of shares of the Portfolio and the minimum initial and subsequent investments which may be made in the Portfolio. Sales of shares are made through registered representatives of Equity Planning, or through securities dealers with whom Equity Planning has sales agreements. Sales of shares are also made to customers of bank affiliated securities brokers with whom Equity Planning has sales agreements. Customers purchase shares at the applicable net asset value.


     The Portfolio currently declares all income dividends and all capital gain distributions, if any, payable in shares of the Trust at net asset value or, at the option of the shareholder, in cash. Unless otherwise specified in writing, shareholders shall automatically receive both dividends and capital gain distributions in additional shares. If a shareholder elects to receive dividends and/or distributions in cash and the check cannot be delivered or remains uncashed by the shareholder due to an invalid address, then the dividend and/or distribution will be reinvested after the Transfer Agent has been informed that the proceeds are undeliverable. Additional shares will be purchased for the shareholder's account at the then current net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Reinvestment direction forms and prospectuses are available from Equity Planning. An alternate payee section has been incorporated into the application allowing distributions to be mailed to a second payee and/or address. Dividends and capital gain distributions received in shares are taxable to the shareholder and credited in full and fractional shares computed at the closing net asset value on the next business day after the record date. To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in the shareholder's account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, he will receive cash for the dividend or distribution regardless of the distribution option selected.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     As stated in the Prospectus, the Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio intends to elect to be treated as a regulated investment company ("RIC") and qualify as such under Subchapter M of the Internal Revenue Code (the "Code").

     The Code sets forth numerous criteria which must be satisfied in order for the Portfolio to qualify as a RIC. The Portfolio must, among other things, meet the following tests for each taxable year: (1) at least 90% of the Portfolio's gross income must be derived from a) dividends, b) interest, c) payments with respect to securities loans, d) gains from the sale or other disposition of stocks or securities or foreign currencies, or e) other income (including but not limited to gains from options, futures, or forward contracts) derived by the Portfolio with respect to its business of investing in stocks, securities or currencies; and (2) distribute annually at least 90% of its investment company taxable income and net exempt-interest income.

     In addition to the gross income tests, to qualify as a RIC, the Portfolio must also diversify its holdings so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its total assets is invested in the assets of any one issuer (other than U.S. Government securities). If in any taxable year a Portfolio does not qualify as a RIC, all of its net investment income and realized capital gains will be taxed at corporate rates.

     In each taxable year that the Portfolio qualifies as a RIC, it (but not its shareholders) will be relieved of federal income tax on that portion of its net investment income and net capital gains that are currently distributed (or deemed distributed) to its shareholders. It is the policy of the Portfolio to distribute all of its net investment income and net capital gains to its shareholders in order to avoid any federal income tax liability. In addition, the Portfolio intends to make timely distribution sufficient in amount to avoid a non-deductible 4% excise tax. An excise tax will be imposed on the Portfolio to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its net ordinary income for such calendar year and 98% of its net capital gains as determined for the one year period ending October 31 of such calendar year. In addition, an amount equal to the undistributed net ordinary income and net capital gains from the previous calendar year must also be distributed to avoid the excise tax.

     The Trust is required to withhold for income taxes 31% of dividends, distributions and redemption payments, if any of the following circumstances exist: i) a shareholder fails to provide the Trust with a correct taxpayer identification number (TIN); ii) the Trust is notified by the Internal Revenue Service that the shareholder furnished an incorrect TIN; or iii) the Trust is notified by the Internal Revenue Service that withholding is required because the shareholder failed to report the receipt of dividends or interest from other sources. Withholding may also be required for accounts with respect to which a shareholder fails to certify that i) the TIN provided is correct and
ii) the shareholder is not subject to such withholding. However, withholding will not be required from certain exempt entities nor those shareholders complying with the procedures as set forth by the Internal Revenue Service. A shareholder is required to provide the Trust with a correct TIN. The Trust in turn is required to report correct taxpayer identification numbers when filing all tax forms with the Internal Revenue Service. Should the IRS levy a penalty on the Trust for reporting an incorrect TIN and that TIN was provided by the shareholder, the Trust will pass the penalty onto the shareholder.

     Dividends paid by the Portfolio from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign fund or estate, a foreign corporation or a foreign partnership (a foreign shareholder) will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.

     The discussion of "Dividends, Distributions and Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of applicable provisions of the Code and Treasury regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action. Shareholders are urged to consult with their tax advisor regarding specific questions as to federal, state, local or foreign taxes.


                                 THE DISTRIBUTOR

     Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), which has undertaken to use its best efforts to find purchasers for shares of the Trust, serves as the national distributor of the Trust's shares. Shares of the Portfolio are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Trust for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law and banks and financial institutions may be required to register as dealers pursuant to state law. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of the Portfolio.

     Pursuant to a Financial Agent Agreement, Equity Planning provides bookkeeping and pricing services and certain other ministerial functions directly to the Trust. As compensation for such services, Equity Planning is entitled to a fee, payable monthly and based upon the average of the aggregate daily net asset values of the Portfolio, at the following incremental annual rates:



        First $100 million                         .05%
        $100 million to $300 million               .04%
        $300 million through $500 million          .03%
        Greater than $500 million                 .015%

     A minimum fee of $50,000 is applicable. In addition, Equity Planning is paid $12,000 for each class of shares beyond one.


                                DISTRIBUTION PLAN

     The Trust has adopted a distribution plan on behalf of its Class Y Shares pursuant to Rule 12b-1 of the 1940 Act (the "Plan"). The Plan permits the Trust to reimburse the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of Class Y Shares of the Trust.

     Pursuant to the Plan, the Trust may compensate the Distributor in an amount equal to 0.25% of the average daily net assets of the Class Y Shares (the "Service Fee"). The Service Fee is paid to the Distributor to reimburse the costs of providing services to Class Y shareholders, including assistance in connection with inquiries related to shareholder accounts.

     On a quarterly basis, the Trustees of the Trust review a report on expenditures under the Plan and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plan will be continued. By its terms, continuation of the Plan from year to year is contingent on annual approval by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plan provides that it may not be amended to increase materially the costs which the Trust may bear pursuant to the Plan without approval of the Class Y shareholders of the Trust and that other material amendments to the Plan must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees then in office who are not "interested persons." The Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding Class Y Shares of the Trust.

     No interested persons of the Trust and no Trustee who is not an interested person of the Trust, as that term is defined in the Investment Company Act of 1940, had any direct or indirect financial interest in the operation of the Plan.

                             TRUSTEES AND OFFICERS


     The Trustees and Officers of the Trust and their business affiliations for the past five years are set forth below and, unless otherwise noted, the address of each executive officer and Trustee is 56 Prospect Street, Hartford, Connecticut, 06115-0480.



                               Positions Held                            Principal Occupations
Name, Address and Age          With the Trust                           During the Past 5 Years
---------------------------   ----------------   ---------------------------------------------------------------------
Robert Chesek (63)            Trustee            Trustee/Director (1981-present) and Chairman (1989-1994), Phoenix
49 Old Post Road                                 Funds. Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff &
Wethersfield, CT 06109                           Phelps Institutional Mutual Funds (1996-present). Vice President,
                                                 Common Stock, Phoenix Home Life Mutual Insurance Company
                                                 (1980-1994). Director/Trustee, the National Affiliated Investment
                                                 Companies (until 1993).
E. Virgil Conway (68)         Trustee            Chairman, Metropolitan Transportation Authority (1992-present).
9 Rittenhouse Road                               Trustee/Director, Consolidated Edison Company of New York, Inc.
Bronxville, NY 10708                             (1970-present), Pace University (1978-present), Atlantic Mutual
                                                 Insurance Company (1974-present), HRE Properties (1989-present),
                                                 Greater New York Councils, Boy Scouts of America (1985-present),
                                                 Union Pacific Corp. (1978-present), Blackrock Freddie Mac Mortgage
                                                 Securities Fund (Advisory Director) (1990-present), Centennial
                                                 Insurance Company (1974-present), Josiah Macy, Jr., Foundation
                                                 (1975-present), The Harlem Youth Development Foundation (1987-
                                                 present), Accuhealth (1994-present), Trism, Inc. (1994-present),
                                                 Realty Foundation of New York (1972-present), New York Housing
                                                 Partnership Development Corp. (Chairman) (1981-present) and Fund
                                                 Directions (Advisory Director) (1993-present). Director/Trustee,
                                                 Phoenix Funds (1993-present). Trustee, Phoenix-Aberdeen Series
                                                 Fund and Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                                 present). Director, Duff & Phelps Utilities Tax-Free Income Inc. and
                                                 Duff & Phelps Utility and Corporate Bond Trust Inc. (1995-present).
                                                 Chairman, Audit Committee of the City of New York (1981-1996).
                                                 Advisory Director, Blackrock Fannie Mae Mortgage Securities Fund
                                                 (1989-1996). Chairman, Financial Accounting Standards Advisory
                                                 Council (1992-1995). Director/Trustee, the National Affiliated
                                                 Investment Companies (until 1993).
William W. Crawford (69)      Trustee            Representative (1994-1995), Senior Executive (1994-1995), President
3029 Wynfield Mews Lane                          and Chief Operating Officer (1988-1993), Hilliard, Lyons, Inc.
Louisville, KY 40206                             (broker/dealer). Director, Duff & Phelps Utilities Tax-Free Income
                                                 Inc. (1995-present), Duff & Phelps Utility and Corporate Bond Trust
                                                 Inc. (1995-present).
Harry Dalzell-Payne (68)      Trustee            Director/Trustee, Phoenix Funds (1983-present). Trustee, Phoenix-
330 East 39th Street                             Aberdeen Series Fund and Phoenix Duff & Phelps Institutional
Apartment 29G                                    Mutual Funds (1996-present). Director, Duff & Phelps Utilities
New York, NY 10016                               Tax-Free Income Inc. and Duff & Phelps Utility and Corporate Bond
                                                 Trust Inc. (1995-present). Director, Farragut Mortgage Co., Inc.
                                                 (1991-1994). Director/Trustee, the National Affiliated Investment
                                                 Companies (1983-1993). Formerly a Major General of the British
                                                 Army.
William N. Georgeson (70)     Trustee            Director, Duff & Phelps Utility and Corporate Bond Trust Inc.
575 Glenwood Road                                (1994-present) and Duff & Phelps Utilities Tax-Free Income Inc.
Lake Forest, IL 60045                            ( 1993-present).

                               Positions Held                               Principal Occupations
Name, Address and Age          With the Trust                               During the Past 5 Years
----------------------------   ----------------   --------------------------------------------------------------------------
*Francis E. Jeffries (67)      Trustee            Director/Trustee, Phoenix Funds (1995-present). Trustee, Phoenix-
6585 Nicholas Blvd.                               Aberdeen Series Inc. and Phoenix Duff & Phelps Institutional Mutual
Apt. 1601                                         Funds (1996-present). Director, Duff & Phelps Utilities Income Inc.
Naples, FL 33963                                  (1987-present), Duff & Phelps Utilities Tax-Free Income Inc. (1991-
                                                  present) and Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                  (1993-present). Director, The Empire District Electric Company
                                                  (1984-present). Director (1989-1997), Chairman of the Board
                                                  (1993-1997), President (1989-1993), and Chief Executive Officer
                                                  (1989-1995), Phoenix Duff & Phelps Corporation.
Leroy Keith, Jr. (59)          Trustee            Chairman and Chief Executive Officer, Carson Products Company
Chairman and Chief                                (1995-present). Director/Trustee, Phoenix Funds (1980-present).
Executive Officer                                 Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Carson Product Company                            Institutional Mutual Funds (1996-present). Director, Equifax Corp.
64 Ross Road                                      (1991-present) and Evergreen International Fund, Inc. (1989-present).
Savannah, GA 30750                                Trustee, Evergreen Liquid Trust, Evergreen Tax Exempt Trust,
                                                  Evergreen Tax Free Fund, Master Reserves Tax Free Trust, and
                                                  Master Reserves Trust. President, Morehouse College (1987-1994).
                                                  Chairman and Chief Executive Officer, Keith Ventures (1992-1994).
                                                  Director/Trustee, the National Affiliated Investment Companies (until
                                                  1993). Director, Blue Cross/Blue Shield (1989-1993) and First Union
                                                  Bank of Georgia (1989-1993).
*Philip R. McLoughlin (51)     Trustee and        Chairman (1997-present), Director (1995-present), Vice Chairman (1995-
                               President          1997) and Chief Executive Officer (1995-present), Phoenix Duff &
                                                  Phelps Corporation. Director (1994-present) and Executive Vice
                                                  President, Investments (1988-present), Phoenix Home Life Mutual
                                                  Insurance Company. Director/Trustee and President, Phoenix Funds
                                                  (1989-present). Trustee and President, Phoenix-Aberdeen Series Fund
                                                  and Phoenix Duff & Phelps Institutional Mutual Funds (1996-present).
                                                  Director, Duff & Phelps Utilities Tax-Free Income Inc. (1995-present)
                                                  and Duff & Phelps Utility and Corporate Bond Trust Inc. (1995-present).
                                                  Director (1983-present) and Chairman (1995-present), Phoenix
                                                  Investment Counsel, Inc. Director (1984-present) and President (1990-
                                                  present), Phoenix Equity Planning Corporation. Director (1993-present),
                                                  Chairman (1993-present) and Chief Executive Officer (1993-1995),
                                                  National Securities & Research Corporation. Director, Phoenix Realty
                                                  Group, Inc. (1994-present), Phoenix Realty Advisors, Inc. (1987-present),
                                                  Phoenix Realty Investors, Inc. (1994-present), Phoenix Realty Securities,
                                                  Inc. (1994-present), PXRE Corporation (Delaware) (1985-present), and
                                                  World Trust Fund (1991-present). Director and Executive Vice President,
                                                  Phoenix Life and Annuity Company (1996-present). Director and
                                                  Executive Vice President, PHL Variable Insurance Company (1995-
                                                  present). Director, Phoenix Charter Oak Trust Company (1996-present).
                                                  Director and Vice President, PM Holdings, Inc. (1985-present). Director and President, Phoenix Securities Group, Inc. (1993-1995). Director
                                                  (1992-present) and President (1992-1994), W.S. Griffith & Co., Inc.
                                                  Director (1992-present) and President (1992-1994), Townsend Financial
                                                  Advisers, Inc. Director/Trustee, the National Affiliated Investment
                                                  Companies (until 1993).
Eileen A. Moran (42)           Trustee            President and Chief Executive Officer, Public Service Resources
                                                  Corporation (1990-present).

                             Positions Held                             Principal Occupations
Name, Address and Age        With the Trust                             During the Past 5 Years
--------------------------   ----------------   -----------------------------------------------------------------------
**Everett L. Morris (69)     Trustee            Vice President, W.H. Reaves and Company (1993-present). Director/
164 Laird Road                                  Trustee, Phoenix Funds (1995-present). Trustee, Phoenix-Aberdeen
Colts Neck, NJ 07722                            Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                (1996-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                Inc. (1991-present) and Duff & Phelps Utility and Corporate Bond
                                                Trust Inc. (1993-present). Director, Public Service Enterprise Group,
                                                Incorporated (1986-1993). President and Chief Operating Officer,
                                                Enterprise Diversified Holdings, Incorporated (1989-1993).
*James M. Oates (51)         Trustee            Chairman, IBEX Capital Markets LLC (1997-present). Managing
Managing Director                               Director, Wydown Group (1994-present). Director, Phoenix Duff &
The Wydown Group                                Phelps Corporation (1995-present). Director/Trustee, Phoenix Funds
IBEX Capital Markets LLC                        (1987-present). Trustee, Phoenix-Aberdeen Series Fund and Phoenix
60 State Street                                 Duff & Phelps Institutional Mutual Funds (1996-present). Director,
Suite 950                                       Govett Worldwide Opportunity Funds, Inc. (1991-present), Blue Cross
Boston, MA 02109                                and Blue Shield of New Hampshire (1994-present), Investors
                                                Financial Service Corporation (1995-present), Investors Bank & Trust
                                                Corporation (1995-present), Plymouth Rubber Co. (1995-present) and
                                                Stifel Financial (1996-present). Member, Chief Executives
                                                Organization (1996-present). Director (1984-1994), President (1984-
                                                1994) and Chief Executive Officer (1986-1994), Neworld Bank.
                                                Director/Trustee, the National Affiliated Investment Companies (until
                                                1993).
Richard A. Pavia (67)        Trustee            Director (1981-present), Chairman and Chief Executive Officer (1989-
7145 North Ionia                                1994), Speer Financial, Inc. Director, Duff & Phelps Utilities Tax-
Chicago, IL 60646                               Free Income Inc. (1991-present), Duff & Phelps Utility and Corporate
                                                Bond Trust Inc. (1992-present).
*Calvin J. Pedersen (56)     Trustee            Director (1986-present), President (1993-present) and Executive Vice
Phoenix Duff & Phelps                           President (1992-1993), Phoenix Duff & Phelps Corporation. Director/
Corporation                                     Trustee, Phoenix Funds (1995-present). Trustee, Phoenix-Aberdeen
55 East Monroe Street                           Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
Suite 3600                                      (1996-present). President and Chief Executive Officer, Duff & Phelps
Chicago, IL 60603                               Utilities Tax-Free Income Inc. (1995-present), Duff & Phelps Utilities
                                                Income Inc. (1994-present) and Duff & Phelps Utility and Corporate
                                                Bond Trust Inc. (1995-present).
**Herbert Roth, Jr. (69)     Trustee            Director/Trustee, Phoenix Funds (1980-present). Trustee, Phoenix-
134 Lake Street                                 Aberdeen Series Fund and Phoenix Duff & Phelps Institutional
P.O. Box 909                                    Mutual Funds (1996-present). Director, Boston Edison Company
Sherborn, MA 01770                              (1978-present), Phoenix Home Life Mutual Insurance Company
                                                (1972-present), Landauer, Inc. (medical services) (1970-present), Tech
                                                Ops./Sevcon, Inc. (electronic controllers) (1987-present), and Mark IV
                                                Industries (diversified manufacturer) (1985-present). Director, Key
                                                Energy Group (oil rig service) (1988-1994). Director/Trustee, the
                                                National Affiliated Investment Companies (until 1993).
Richard E. Segerson (52)                        Managing Director, Mullin Associates (1993-present). Director/
102 Valley Road                                 Trustee, Phoenix Funds (1993-present). Trustee, Phoenix-Aberdeen
New Canaan, CT 07840                            Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                (1996-present). Vice President and General Manager, Coats & Clark,
                                                Inc. (previously Tootal American, Inc.) (1991-1993). Director/Trustee,
                                                the National Affiliated Investment Companies (1984-1993).

                                Positions Held                             Principal Occupations
Name, Address and Age           With the Trust                             During the Past 5 Years
-----------------------------   ----------------   ----------------------------------------------------------------------
Lowell P. Weicker, Jr. (66)                        Trustee/Director, Phoenix Funds (1995-present). Trustee, Phoenix-
731 Lake Avenue                                    Aberdeen Series Fund and Phoenix Duff & Phelps Institutional
Greenwich, CT 06830                                Mutual Funds (1996-present). Director, UST Inc. (1995-present),
                                                   HPSC Inc. (1995-present), Duty Free International, Inc. (1997-
                                                   present) and Compuware (1996-present). Visiting Professor, University of Virginia (1997-present). Chairman, Dresing, Lierman, Weicker
                                                   (1995-1996). Governor of the State of Connecticut (1991-1995).
Michael E. Haylon (40)          Executive          Director and Executive Vice President--Investments, Phoenix Duff &
                                Vice               Phelps Corporation (1995-present). Executive Vice President, Phoenix
                                President          Funds (1993-present) and Phoenix-Aberdeen Series Fund (1996-
                                                   present). Executive Vice President (1997-present), Vice President
                                                   (1996-1997), Phoenix Duff & Phelps Institutional Mutual Funds.
                                                   Director (1994-present), President (1995-present), Executive Vice
                                                   President (1994-1995), Vice President (1991-1994), Phoenix
                                                   Investment Counsel, Inc. Director (1994-present), President (1996-
                                                   present), Executive Vice President (1994-1996), Vice President
                                                   (1993-1994), National Securities & Research Corporation. Director,
                                                   Phoenix Equity Planning Corporation (1995-present). Senior Vice
                                                   President, Securities Investments, Phoenix Home Life Mutual
                                                   Insurance Company (1993-1995). Various other positions with
                                                   Phoenix Home Life Mutual Insurance Company (1990-1993).
William J. Newman (58)          Senior Vice        Executive Vice President (1995-present), Chief Investment Strategist
                                President          (1996-present), Phoenix Investment Counsel, Inc. Executive Vice
                                                   President and Chief Investment Strategist (1996-present), Senior Vice
                                                   President (1995-1996), National Securities & Research Corporation.
                                                   Senior Vice President, Phoenix Strategic Equity Series Fund (1996-
                                                   present), The Phoenix Edge Series Fund (1995-present), Phoenix
                                                   Multi-Portfolio Fund (1995-present), Phoenix Income and Growth
                                                   Fund (1996-present), Phoenix Series Fund (1996-present), Phoenix
                                                   Strategic Allocation Fund, Inc. (1996-present), Phoenix Worldwide
                                                   Opportunities Fund (1996-present), Phoenix-Aberdeen Series Fund
                                                   (1996-present) and Phoenix Duff & Phelps Institutional Mutual Funds
                                                   (1996-present). Senior Vice President, Phoenix Equity Planning
                                                   Corporation (1995- 1996), Vice President, Common Stock and Chief
                                                   Investment Strategist, Phoenix Home Life Mutual Insurance Company
                                                   (April 1995-November 1995). Chief Investment Strategist, Kidder,
                                                   Peabody Co., Inc. (1993-1994). Managing Director, Equities, Bankers
                                                   Trust Company (1991-1993).
James D. Wehr (40)              Senior Vice        Managing Director, Fixed Income, (1996-present), Vice President
                                President          (1991-1996), Phoenix Investment Counsel, Inc. Managing Director,
                                                   Fixed Income, (1996-present), Vice President (1993-1996), National
                                                   Securities & Research Corporation. Senior Vice President (1997-
                                                   present), Vice President (1988-1997), Phoenix Multi-Portfolio Fund;
                                                   Senior Vice President (1997-present), Vice President (1990-1997),
                                                   Phoenix Series Fund; Senior Vice President (1997-present), Vice
                                                   President (1991-1997), The Phoenix Edge Series Fund; Senior Vice
                                                   President (1997-present), Vice President (1993-1997), Phoenix
                                                   California Tax Exempt Bonds, Inc.; Senior Vice President (1997-
                                                   present), Vice President (1996-1997), Phoenix Duff & Phelps
                                                   Institutional Mutual Funds; and Senior Vice President, Phoenix
                                                   Multi-Sector Short Term Bond Fund and Phoenix Multi-Sector Fixed
                                                   Income Fund (1997-present). Managing Director, Public Fixed
                                                   Income, Phoenix Home Life Insurance Company (1991-1995). Various
                                                   positions with Phoenix Home Life Insurance Company (1981-1991).

                                 Positions Held                                Principal Occupations
Name, Address and Age            With the Trust                                During the Past 5 Years
------------------------------   ----------------   ----------------------------------------------------------------------------
Marvin E. Flewellen (33)         Vice               Senior Vice President and Fixed Income Portfolio Manager, Duff &
55 East Monroe Street            President          Phelps Investment Management Co. (1994-present). Vice President,
Suite 3800                                          Phoenix Duff & Phelps Institutional Mutual Funds (1996-present).
Chicago, IL 60603                                   Second Vice President and Portfolio Manager, Northern Trust Bank
                                                    (1985-1994).
John D. Kattar (42)              Vice               Managing Director/Senior Portfolio Manager (1997-present), Phoenix
                                 President          Investment Counsel, Inc. Vice President (1997-present), The Phoenix
                                                    Edge Series Fund, Phoenix Series Fund and Phoenix-Aberdeen Series
                                                    Fund. Director (1989-1997), Senior Vice President (1993-1996),
                                                    Baring Asset Management Company, Inc. Director, (1995-1997),
                                                    Baring Mutual Fund Management (Luxembourg).
William E. Keen, III (34)        Vice               Assistant Vice President, Phoenix Equity Planning Corporation (1996-
100 Bright Meadow Blvd.          President          present). Vice President, Phoenix Funds, Phoenix Duff & Phelps
P.O. Box 2200                                       Institutional Mutual Funds and Phoenix-Aberdeen Series Fund (1996-
Enfield, CT 06083-2200                              present). Assistant Vice President, USAffinity Investments LP (1994-
                                                    1995). Treasurer and Secretary, USAffinity Funds (1994-1995). Manager,
                                                    Fund Administration, SEI Corporation (1991-1994).
Christopher J. Kelleher (42)     Vice               Managing Director, Fixed Income (1996-present), Vice President
                                 President          (1991-1996), Phoenix Investment Counsel, Inc. and National
                                                    Securities & Research Corporation. Vice President, The Phoenix
                                                    Edge Series Fund (1989-present), Phoenix Series Fund (1989-present)
                                                    and Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                                    present). Portfolio Manager, Public Bonds, Phoenix Home Life Mutual
                                                    Insurance Company (1991-1995).
William R. Moyer (53)            Vice               Senior Vice President and Chief Financial Officer, Phoenix Duff &
100 Bright Meadow Blvd.          President          Phelps Corporation (1995-present). Senior Vice President, Finance
P.O. Box 2200                                       (1990-present), Chief Financial Officer (1996-present), and Treasurer
Enfield, CT 06083-2200                              (1994-1996), Phoenix Equity Planning Corporation. Senior Vice
                                                    President (1990-present), Chief Financial Officer (1996-present) and
                                                    Treasurer (1994-present), Phoenix Investment Counsel, Inc. Senior Vice
                                                    President, Finance (1993-present), Chief Financial Officer (1996-
                                                    present), and Treasurer (1994-present), National Securities & Research
                                                    Corporation. Senior Vice President and Chief Financial Officer, Duff &
                                                    Phelps Investment Management Co. (1996-present). Vice President,
                                                    Phoenix Funds (1990-present), Phoenix-Duff & Phelps Institutional
                                                    Mutual Funds (1996-present) and Phoenix-Aberdeen Series Fund (1996-
                                                    present). Senior Vice President and Chief Financial Officer, W. S. Griffith
                                                    & Co., Inc. (1992-1995) and Townsend Financial Advisers, Inc. (1993-
                                                    1995). Vice President, the National Affiliated Investment Companies
                                                    (until 1993). Vice President, Investment Products Finance, Phoenix
                                                    Home Life Mutual Insurance Company (1990-1995).
Diane L. Mustain (37)            Vice               Executive Vice President (1996-present), Senior Vice President
                                 President          (1995-1996), Vice President (1993-1995), Duff & Phelps Investment
                                                    Management Co. Group Vice President, Duff & Phelps Investment
                                                    Research Company (1992-1993).
Leonard J. Saltiel (43)          Vice               Managing Director (1996-present), Senior Vice President (1994-
                                 President          1996), Phoenix Equity Planning Corporation. Vice President, Phoenix
                                                    Funds (1994-present), Phoenix Duff & Phelps Institutional Mutual
                                                    Funds (1996-present) and Phoenix-Aberdeen Series Fund (1996-
                                                    present). Vice President, Investment Operations, Phoenix Home Life
                                                    Mutual Insurance Company (1994-1995). Various positions with
                                                    Home Life Insurance Company and Phoenix Home Life Mutual
                                                    Insurance Company (1987-1994).

                           Positions Held                              Principal Occupations
Name, Address and Age      With the Trust                              During the Past 5 Years
------------------------   ----------------   ------------------------------------------------------------------------
Julie L. Sapia (40)        Vice               Head Money Market Trader (1997-present), Phoenix Investment
                           President          Counsel, Inc. Vice President (1997-present), The Phoenix Edge Series
                                              Fund, Phoenix Series Fund, Phoenix Duff & Phelps Institutional
                                              Mutual Funds and Phoenix-Aberdeen Series Fund. Money Market
                                              Trader (1995-1997), Phoenix Investment Counsel, Inc. Money Market
                                              Trader (1991-1995), Phoenix Home Life Mutual Insurance Company.
Michael Schatt (50)        Vice               Vice President, Phoenix Realty Securities, Inc. (1997-present). Vice
                           President          President (1997-present), Phoenix Duff & Phelps Institutional Mutual
                                              Funds, Phoenix Multi-Portfolio Fund and The Phoenix Edge Series
                                              Fund. Vice President, Duff & Phelps Investment Management Co.
                                              (1997-present). Vice President, Duff & Phelps Utilities Income Inc.
                                              (1997-present). Managing Director, Phoenix Duff & Phelps
                                              Corporation (1994-present). Director, Real Estate Advisory Practice,
                                              Coopers & Lybrand, LLC (1990-1994).
Dorothy J. Skaret (45)     Vice               Director, Money Market Trading (1996-present), Vice President
                           President          (1991-1996), Phoenix Investment Counsel, Inc. Director, Money
                                              Market Trading (1996-present), Vice President (1993-1996), National
                                              Securities & Research Corporation. Vice President, The Phoenix
                                              Edge Series Fund (1991-present), Phoenix Series Fund (1990-
                                              present), Phoenix-Aberdeen Series Fund (1996-present), Phoenix Duff
                                              & Phelps Institutional Mutual Funds (1996-present) and Phoenix
                                              Realty Securities, Inc. (1995-present). Director, Public Fixed Income,
                                              Phoenix Home Life Mutual Insurance Company (1991-1995).
Pierre G. Trinque (42)     Vice               Vice President (1997-present), The Phoenix Edge Series Fund and
                           President          Phoenix Series Fund. Managing Director, Equities (March, 1997-
                                              November, 1997), Managing Director, Director of Equity Research
                                              (October, 1996-March, 1997), Senior Research Analyst, Equities
                                              (January, 1996-October, 1996) and Associate Portfolio Manager-
                                              Institutional Funds (1992-1995), Phoenix Investment Counsel, Inc.
Nancy G. Curtiss (44)      Treasurer          Vice President, Fund Accounting (1994-present) and Treasurer (1996-
                                              present), Phoenix Equity Planning Corporation. Treasurer, Phoenix Funds
                                              (1994-present), Phoenix Duff & Phelps Institutional Mutual Funds
                                              (1996-present) and Phoenix-Aberdeen Series Fund (1996-present).
                                              Second Vice President and Treasurer, Fund Accounting, Phoenix Home
                                              Life Mutual Insurance Company (1994-1995). Various positions with
                                              Phoenix Home Life Insurance Company (1987-1994).
G. Jeffrey Bohne (49)      Secretary          Vice President and General Manager (1993-present), Assistant Vice
101 Munson Street                             President (1992-1993) Phoenix Home Life Mutual Insurance Co. Vice
Greenfield, MA 01301                          President, Mutual Fund Customer Service, Phoenix Equity Planning
                                              Corporation (1993-present). Secretary, Phoenix Funds (1993-present).
                                              Clerk, Phoenix Strategic Allocation Fund, Inc. (1994-present).
                                              Secretary, Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                              present) and Phoenix-Aberdeen Series Fund (1996-present). Vice
                                              President, Home Life of New York Insurance Company (1984-1992).


-----------
 *Indicates that the Trustee is an "interested person" of the Trust within the meaning of the definition set forth in Section 2(a)(19) of the Investment Company Act of 1940.

**Pursuant to the retirement policy of the Phoenix Funds, Messrs. Morris and Roth will retire from the Board of Trustees effective January 1, 1999.

For services rendered to the Trust during the period ended December 31, 1996, the Trustees received an aggregate of $77,238 from the Trust as Trustees' fees. Each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $3,000 and $500 per meeting. Each Trustee who serves on a Committee receives a fee of $250 for each meeting attended. The function of the Executive Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees. Officers and employees of the Adviser who are interested persons are compensated for their services by the Adviser and receive no compensation from the Trust.

For the Trust's last fiscal year, the Trustees received the following compensation:



                                                 Pension or                               Total
                                                 Retirement                            Compensation
                                                  Benefits                            From Fund and
                               Aggregate          Accrued           Estimated          Fund Complex
                             Compensation        as Part of      Annual Benefits        (13 Funds)
          Name                 From Fund       Fund Expenses     Upon Retirement     Paid to Trustees
------------------------   ----------------   ---------------   -----------------   -----------------
Robert Chesek                  $  5,000            None               None               $53,500
E. Virgil Conway+                 5,250            None               None                94,110
William W. Crawford               5,250*           None               None                43,150
Harry Dalzell-Payne+              5,250            None               None                68,630
William N. Georgeson              5,250            None               None                41,990
Francis E. Jeffries              None              None               None                 None
Leroy Keith, Jr.                  5,000            None               None                53,500
Philip R. McLoughlin+            None              None               None                 None
Eileen A. Moran                   1,250            None               None                 7,130
Everett L. Morris+                5,250*           None               None                92,490
James M. Oates+                   5,000            None               None                58,000
Richard A. Pavia                  5,250*           None               None                39,490
Calvin J. Pedersen               None              None               None                 None
Herbert Roth, Jr.+                5,250            None               None                64,750
Richard E. Segerson               5,250            None               None                60,250
Lowell P. Weicker, Jr.            5,000            None               None                60,500

* This compensation (and the earnings thereon) will be deferred pursuant to the Deferred Compensation Plan. At December 31, 1997, the total amount of deferred compensation (including interest and other accumulation earned on the original amounts deferred) accrued for Messrs. Crawford, Jeffries, Morris, Pavia and Roth was $5,372, $60,161, $126,891, $5,007 and $137,672,
  respectively. At present, by agreement among the Trust, the Distributor and the electing director, director fees that are deferred are paid by the Trust to the Distributor. The liability for the deferred compensation obligation appears only as a liability of the Distributor.

+ Messrs. Conway, Dalzell-Payne, McLoughlin, Morris, Oates and Roth are members of the Executive Committee.


                             ADDITIONAL INFORMATION

Independent Accountants

     Price Waterhouse LLP, 160 Federal Street, Boston, MA 02110, has been selected as the independent accountants for the Trust. Price Waterhouse LLP audits the Trust's annual financial statements and expresses an opinion thereon.

Custodian and Transfer Agent

     State Street Bank and Trust Company ("State Street"), serves as custodian of the Trust's assets (the "Custodian") and is located at 1 Heritage Drive, P2N, North Quincy, MA 02171. In addition, pursuant to an agreement between Equity Planning, the Trust's Transfer Agent, and State Street Bank and Trust Company, State Street has been appointed subagent to perform certain shareholder servicing functions for the Trust. For performing such services State Street receives a monthly fee from Equity Planning.

Reports to Shareholders

     The fiscal year of the Fund ends on December 31. The Trust will send to its shareholders, at least semi-annually, reports showing the securities of the Trust's portfolio and other information.

Financial Statements

     The Financial Statements for the fiscal year ended December 31, 1997 appearing in the Trust's 1997 Annual Report to Shareholders, are incorporated herein by reference.

                                    APPENDIX

Moody's Investors Service, Inc. Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa Group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation's Corporate Bond Ratings

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Institutional Balanced Portfolio
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 1997


                                                                       MOODY'S
                                                                         BOND           PAR
                                                                        RATING         VALUE
                                                                     (Unaudited)       (000)            VALUE
                                                                   --------------- ------------   ----------------
U.S. GOVERNMENT AND AGENCY SECURITIES--4.4%
U.S. Treasury Notes--4.4%
  U.S. Treasury Notes 6%, 8/15/00 ................................ Aaa                $   80      $  80,575
  U.S. Treasury Notes 6.625%,
    6/30/01 ...................................................... Aaa                 1,200      1,233,750
                                                                                                  ---------
                                                                                                  1,314,325
                                                                                                  ---------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
 (Identified cost $1,276,297) .................................................................   1,314,325
                                                                                                  ---------
MUNICIPAL BONDS--6.2%
California--1.9%
  California State Department Water
    System Series S 5%, 12/1/29 .................................. Aa                     60         58,336
  L.A. County Public Works
    Financing Authority Series A
    5.125%, 12/1/29 .............................................. Aaa                    90         88,423
  Long Beach Pension Obligation
    Taxable 6.87%, 9/1/06 ........................................ Aaa                   100        104,037
  San Bernardino County Pension
    Obligation Revenue Taxable
    6.87%, 8/1/08 ................................................ Aaa                    50         51,969
  San Bernardino County Pension
    Obligation Revenue Taxable
    6.94%, 8/1/09 ................................................ Aaa                   135        141,224
  Ventura County Pension
    Obligation Taxable 6.54%,
    11/1/05 ...................................................... Aaa                   125        127,430
                                                                                                  ---------
                                                                                                    571,419
                                                                                                  ---------
Florida--0.9%
  Florida State Department of
    Transportation Series A 5%,
    7/1/27 ....................................................... Aa                     75         72,986
  University of Miami Exchangeable
    Revenue Series A Taxable
    7.65%, 4/1/20 ................................................ Aaa                   180        189,992
                                                                                                  ---------
                                                                                                    262,978
                                                                                                  ---------
Massachusetts--0.3%
  Massachusetts State Water Authority
    Series D 5%, 8/1/24 .......................................... Aaa                    75         72,861
                                                                                                  ---------
Texas--0.3%
  Houston Water & Sewer
    Refunding, Jr. Lien, Series D
    5%, 12/1/25 .................................................. Aaa                    90         88,026
                                                                                                  ---------
Virginia--2.5%
  Newport News Series B Taxable
    7.05%, 1/15/25 ............................................... Aa                    750        756,683
                                                                                                  ---------
Washington--0.3%
  Washington State Series E Taxable
    5%, 7/1/22 ................................................... Aa                     90         88,512
                                                                                                  ---------
TOTAL MUNICIPAL BONDS
 (Identified cost $1,798,934) .................................................................   1,840,479
                                                                                                  ---------


                                                                       MOODY'S
                                                                         BOND           PAR
                                                                        RATING         VALUE
                                                                     (Unaudited)       (000)            VALUE
                                                                   --------------- ------------   ----------------
NON-CONVERTIBLE BONDS--11.7%
Asset-Backed Securities--2.6%
  AESOP Funding II LLC 144A
    97-1, A2 6.40%, 10/20/03 (c) ................................. Aaa                $  250      $ 252,031
  Capita Equipment Receivables
    Trust 97-1, B 6.45%, 8/15/02 ................................. Aa                    120        120,188
  Chase Credit Card Master Trust
    97-2, A 6.30%, 4/15/03 ....................................... Aaa                   150        151,107
  Fleetwood Credit Corp. 96-B, A
    6.90%, 3/15/12 ............................................... Aaa                   146        146,829
  Green Tree Financial Corp. 96-2,
    M1 7.60%, 4/15/27 ............................................ Aa                    100        104,313
                                                                                                  ---------
                                                                                                    774,468
                                                                                                  ---------
Non-Agency Mortgage-Backed Securities--8.8%
  CS First Boston Mortgage
    Securities Corp. 95-AE, B
    7.182%, 11/25/27 ............................................. AA-(d)                190        191,306
  DLJ Mortgage Acceptance Corp.
    96-CF1, A1B 144A 7.58%,
    3/13/28 (c) .................................................. Aaa                    75         79,430
  First Union Lehman Bros. 97-C1,
    B 7.43%, 4/18/29 ............................................. Aa                    275        287,977
  G.E. Capital Mortgage Services,
    Inc. 96-8, M 7.25%, 5/25/26 .................................. AA(d)                 245        247,382
  Lehman Large Loan 97-LL1, B
    6.95%, 3/12/07 ............................................... Aa                    325        332,871
  Nationslink Funding Corp. 96-1, B
    7.69%, 12/20/05 .............................................. AA(d)                 250        265,859
  Residential Asset Securitization
    Trust 96-A8, A1 8%, 12/25/26 ................................. AAA(d)                198        200,868
  Residential Funding Mortgage
    Securities I 96-S1, A11 7.10%,
    1/25/26 ...................................................... AAA(d)                500        506,094
  Residential Funding Mortgage
    Securities I 96-S8, A4 6.75%,
    3/25/11 ...................................................... AAA(d)                279        280,918
  Resolution Trust Corp. 93-C1, B
    8.75%, 5/25/24 ............................................... Aa                     92         91,999
  Structured Asset Securities Corp.
    93-C1, B 6.60%, 10/25/24 ..................................... AA+(d)                135        132,311
                                                                                                  ---------
                                                                                                  2,617,015
                                                                                                  ---------
Truckers--0.3%
  Teekay Shipping Corp. 8.32%,
    2/1/08 ....................................................... Ba                    100        102,000
                                                                                                  ---------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $3,434,573) ..............................................................      3,493,483
                                                                                                  ---------
FOREIGN GOVERNMENT SECURITIES--8.1%
Argentina--0.6%
  Republic of Argentina Bearer FRB
    6.688%, 3/31/05 (e) .......................................... Ba                    202        180,180
                                                                                                  ---------

                       See Notes to Financial Statements
                                                                               3

Institutional Balanced Portfolio
--------------------------------------------------------------------------------


                                               MOODY'S
                                                 BOND       PAR
                                                RATING     VALUE
                                             (Unaudited)   (000)        VALUE
                                            ------------- -------   ------------
Brazil--0.6%
  Republic of Brazil NMB-L Bearer
    6.75%, 4/15/09 (e) .................... B             $235      $ 189,909
                                                                    ---------
Bulgaria--0.3%
  Republic of Bulgaria FLIRB RegA
    2.25%, 7/28/12 (e) .................... B              155         94,356
                                                                    ---------
Colombia--0.6%
  Republic of Colombia 7.25%,
    2/15/03 ............................... Baa            190        184,300
                                                                    ---------
Croatia--0.3%
  Croatia Series A 6.625%,
    7/31/10 (e) ........................... Baa            105         92,400
                                                                    ---------
Ecuador--0.6%
  Ecuador Bearer PDI Euro,
    PIK interest capitalization
    6.688%, 2/27/15 (e) ................... B              257        170,551
                                                                    ---------
Mexico--1.1%
  United Mexican States Global
    Bond 11.50%, 5/15/26 .................. Ba             265        313,561
                                                                    ---------
Panama--0.6%
  Panama 8.875%, 9/30/27 .................. Ba             200        188,200
                                                                    ---------
Peru--0.6%
  Peru PDI 4%, 3/7/17 (e) ................. BB(d)          250        164,375
                                                                    ---------
Poland--0.8%
  Poland Bearer PDI 4%,
    10/27/14 (e) .......................... Baa            280        242,550
                                                                    ---------
Russia--1.4%
  Russia Interest Notes Series US
    144A 6.719%, 12/15/15 (c) (e) ......... NR             575        408,250
                                                                    ---------
Venezuela--0.6%
  Republic of Venezuela 9.25%,
    9/15/27 ............................... Ba             215        192,291
                                                                    ---------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $2,332,058)....................................   2,420,923
                                                                    ---------
FOREIGN NON-CONVERTIBLE BONDS--0.6%
Chile--0.6%
  Compania Sud Americana de
    Vapores SA 7.375%, 12/8/03 ............ BBB(d)          30         29,813
  Petropower I Funding Trust 144A
    7.36%, 2/15/14 (c) .................... BBB(d)         150        151,926
                                                                    ---------
                                                                      181,739
                                                                    ---------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $179,414) .....................................     181,739
                                                                    ---------


                                                     SHARES
                                                    --------
COMMON STOCKS--55.1%
Banks (Major Regional)--4.6%
  AmSouth Bancorporation ......................      1,200        65,175
  Banc One Corp. ..............................      5,200       282,425


                                                     SHARES        VALUE
                                                    --------   ------------
Banks (Major Regional)--continued
  BankBoston Corp. ..............................    3,200     $ 300,600
  Compass Bankshares, Inc. ......................    1,000        43,750
  Mellon Bank Corp. .............................    3,150       190,969
  NationsBank Corp. .............................    3,000       182,438
  Southtrust Corp. ..............................    1,600       101,500
  Washington Mutual, Inc. .......................    3,000       191,437
                                                               ---------
                                                               1,358,294
                                                               ---------
Banks (Money Center)--1.3%
  BankAmerica Corp. .............................    3,400       248,200
  Citicorp ......................................    1,200       151,725
                                                               ---------
                                                                 399,925
                                                               ---------
Biotechnology--0.3%
  Centocor, Inc. (b) ............................    3,100       103,075
                                                               ---------
Broadcasting (Television, Radio, & Cable)--0.3%
  Chancellor Media Corp. (b) ....................    1,200        89,550
                                                               ---------
Chemicals (Specialty)--0.4%
  Solutia, Inc. (b) .............................    4,200       112,087
                                                               ---------
Communications Equipment--1.7%
  Ciena Corp. (b) ...............................    4,800       293,400
  Lucent Technologies, Inc. .....................    2,700       215,663
                                                               ---------
                                                                 509,063
                                                               ---------
Computers (Hardware)--3.2%
  International Business Machines Corp. .........    9,000       941,062
                                                               ---------
Computers (Networking)--0.4%
  Cisco Systems, Inc. (b) .......................    2,400       133,800
                                                               ---------
Computers (Peripherals)--0.3%
  EMC Corp. (b) .................................    3,400        93,287
                                                               ---------
Computers (Software & Services)--3.8%
  Adaptec, Inc. (b) .............................    7,600       282,150
  BMC Software, Inc. (b) ........................    6,300       413,438
  Compuware Corp. (b) ...........................    9,100       291,200
  Edwards (J.D.) & Co. (b) ......................    3,300        97,350
  Yahoo!, Inc. (b) ..............................      700        48,475
                                                               ---------
                                                               1,132,613
                                                               ---------
Distributors (Food & Health)--1.0%
  Cardinal Health, Inc. .........................    3,850       289,231
                                                               ---------
Electrical Equipment--1.1%
  General Electric Co. ..........................    4,500       330,187
                                                               ---------
Electronics (Instrumentation)--0.3%
  Linear Technology Corp. .......................    1,400        80,675
                                                               ---------
Electronics (Semiconductors)--1.4%
  National Semiconductor Corp. (b) ..............   10,200       264,563
  Texas Instruments, Inc. .......................    3,600       162,000
                                                               ---------
                                                                 426,563
                                                               ---------
Entertainment--1.0%
  Tele-Comm Liberty Media Group (b) .............    7,900       286,375
                                                               ---------
Financial (Diversified)--0.6%
  American Express Co. ..........................    2,000       178,500
                                                               ---------
Health Care (Diversified)--2.2%
  Bristol-Myers Squibb Co. ......................    3,150       298,069
  Warner-Lambert Co. ............................    2,800       347,200
                                                               ---------
                                                                 645,269
                                                               ---------

                        See Notes to Financial Statements
4

Institutional Balanced Portfolio
--------------------------------------------------------------------------------



                                                         SHARES               VALUE
                                                   ------------------   ----------------
Health Care (Drugs-Major Pharmaceuticals)--3.2%
  Lilly (Eli) & Co. ............................          2,100         $  146,213
  Pfizer, Inc. .................................          8,200            611,412
  Watson Pharmaceuticals, Inc. (b) .............          5,700            184,894
                                                                        ----------
                                                                           942,519
                                                                        ----------
Health Care (Hospital Management)--1.0%
  HBO & Co. ....................................          6,500            312,000
                                                                        ----------
Health Care (Long Term Care)--0.7%
  HEALTHSOUTH Corp. (b) ........................          7,000            194,250
                                                                        ----------
Health Care (Medical Products & Supplies)--1.7%
  Guidant Corp. ................................          4,900            305,025
  Medtronic, Inc. ..............................          3,700            193,556
                                                                        ----------
                                                                           498,581
                                                                        ----------
Household Furn. & Appliances--0.6%
  Sunbeam Corp., Inc. ..........................          4,500            189,563
                                                                        ----------
Household Products (Non-Durables)--0.7%
  Colgate-Palmolive Co. ........................          2,900            213,150
                                                                        ----------
Insurance (Life/Health)--0.3%
  UNUM Corp. ...................................          1,900            103,313
                                                                        ----------
Insurance (Multi-Line)--1.0%
  ReliaStar Financial Corp. ....................            600             24,713
  Travelers Group, Inc. ........................          5,300            285,537
                                                                        ----------
                                                                           310,250
                                                                        ----------
Insurance (Property-Casualty)--0.9%
  Allstate Corp. ...............................          2,950            268,081
                                                                        ----------
Investment Banking/Brokerage--0.3%
  Merrill Lynch & Co., Inc. ....................          1,250             91,172
                                                                        ----------
Machinery (Diversified)--0.7%
  Deere & Co. ..................................          3,500            204,094
                                                                        ----------
Manufacturing (Diversified)--1.7%
  Tyco International Ltd. ......................         11,300            509,206
                                                                        ----------
Oil (Domestic Integrated)--1.1%
  Tosco Corp. ..................................          8,500            321,406
                                                                        ----------
Oil & Gas (Drilling & Equipment)--5.0%
  BJ Services Co. (b) ..........................          2,500            179,844
  Cooper Cameron Corp. (b) .....................          1,200             73,200
  Diamond Offshore Drilling, Inc. ..............          3,600            173,250
  Halliburton Co. ..............................          6,100            316,819
  Nabors Industries, Inc. (b) ..................          1,100             34,581
  Noble Drilling Corp. (b) .....................          2,600             79,625
  Rowan Companies, Inc. (b) ....................          2,400             73,200
  Schlumberger Ltd. ............................          4,500            362,250
  Transocean Offshore, Inc. ....................          3,800            183,112
                                                                        ----------
                                                                         1,475,881
                                                                        ----------

                                                         SHARES               VALUE
                                                   ------------------   ----------------
Oil & Gas (Refining & Marketing)--0.3%
  Santa Fe International Corp. .................          2,500         $  101,719
                                                                        ----------
Personal Care--1.2%
  Gillette Co. .................................          3,500            351,531
                                                                        ----------
Retail (Building Supplies)--1.0%
  Home Depot, Inc. .............................          5,000            294,375
                                                                        ----------
Retail (Drug Stores)--2.2%
  CVS Corp. ....................................          4,900            313,906
  Rite Aid Corp. ...............................          5,700            334,519
                                                                        ----------
                                                                           648,425
                                                                        ----------
Retail (Food Chains)--1.4%
  Safeway, Inc. (b) ............................          6,500            411,125
                                                                        ----------
Retail (General Merchandise)--1.1%
  Borders Group, Inc. (b) ......................          4,100            128,381
  Staples, Inc. (b) ............................          7,200            199,800
                                                                        ----------
                                                                           328,181
                                                                        ----------
Telecommunications (Cellular/Wireless)--1.6%
  AirTouch Communications, Inc. (b) ............         11,500            477,969
                                                                        ----------
Telecommunications (Long Distance)--2.0%
  AT&T Corp. ...................................          9,800            600,250
                                                                        ----------
Tobacco--1.5%
  Philip Morris Companies, Inc. ................          9,800            444,062
                                                                        ----------
TOTAL COMMON STOCKS
 (Identified cost $14,968,521) .................................        16,400,659
                                                                        ----------
FOREIGN COMMON STOCKS--3.7%
Banks (Major Regional)--0.0%
  Banco Rio de La Plata SA ADR
    (Argentina) (b) ............................            200              2,800
                                                                        ----------
Computers (Software & Services)--0.1%
  Baan Company NV (Netherlands) (b) ............          1,200             39,600
                                                                        ----------
Health Care (Drugs-Major Pharmaceuticals)--0.9%
  SmithKline Beecham PLC Sponsored
    ADR (United Kingdom) .......................          5,400            277,762
                                                                        ----------
Health Care (Medical Products & Supplies)--0.3%
  Elan PLC Sponsored ADR (Ireland) (b) .........          1,900             97,256
                                                                        ----------
Household Furn. & Appliances--1.5%
  Philips Electronics NV ADR NY
    Registered Shares (Netherlands) ............          7,200            435,600
                                                                        ----------
Oil (International Integrated)--0.9%
  Elf Aquitane Sponsored ADR (France) ..........          4,300            252,088
                                                                        ----------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $1,165,496) .................................          1,105,106
                                                                        ----------
TOTAL LONG-TERM INVESTMENTS--89.8%
 (Identified cost $25,155,293) ................................         26,756,714
                                                                        ----------


                        See Notes to Financial Statements
                                                                               5

Institutional Balanced Portfolio
--------------------------------------------------------------------------------


                                   STANDARD
                                   & POOR'S      PAR
                                    RATING      VALUE
                                 (Unaudited)    (000)        VALUE
                                ------------- ---------  -------------
SHORT-TERM OBLIGATIONS--10.0%
Commercial Paper--9.7%
  Anheuser-Busch Cos., Inc.
    6.25%, 1/2/98 ................. A-1        $1,180     $1,179,795
  Exxon Imperial U.S., Inc.
    6.07%, 1/5/98 ................. A-1+        1,200      1,199,191
  Sara Lee Corp. 6.05%, 1/7/98 .... A-1+          500        499,496
                                                          ----------
                                                           2,878,482
                                                          ----------


                                                  PAR
                                                 VALUE
                                                 (000)          VALUE
                                                -------   -----------------
Federal Agency Securities--0.3%
  FNMA 5.70%, 1/13/98 .........................   $85      $      84,838
                                                           -------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $2,963,320) ........................         2,963,320
                                                           -------------
TOTAL INVESTMENTS--99.8%
 (Identified cost $28,118,613) .......................        29,720,034(a)
  Cash and receivables, less liabilities--0.2% .......            66,748
                                                           -------------
NET ASSETS--100.0% ...................................     $  29,786,782
                                                           =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,236,809 and gross depreciation of $635,388 for income tax purposes. At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $28,118,613.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, these securities amounted to a value of $891,637 or 3.0% of net assets.
(d) As rated by Standard & Poor's, Fitch or Duff & Phelps.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.


                        See Notes to Financial Statements
6

Institutional Balanced Portfolio
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997



Assets
Investment securities at value
  (Identified cost $28,118,613)                             $29,720,034
Cash                                                            119,517
Receivables
 Investment securities sold                                     781,076
 Dividends and interest                                         131,301
 Fund shares sold                                                67,113
 Receivable from adviser                                          2,839
                                                            -----------
  Total assets                                               30,821,880
                                                            -----------
Liabilities
Payables
 Investment securities purchased                                835,803
 Fund shares repurchased                                        128,783
 Financial agent fee                                              6,115
 Transfer agent fee                                               4,325
 Distribution fee                                                 1,402
 Trustees' fee                                                    1,122
Accrued expenses                                                 57,548
                                                            -----------
  Total liabilities                                           1,035,098
                                                            -----------
Net Assets                                                  $29,786,782
                                                            ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $27,099,114
Accumulated net realized gain                                 1,086,247
Net unrealized appreciation                                   1,601,421
                                                            -----------
Net Assets                                                  $29,786,782
                                                            ===========
Class X
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $23,528,472)             1,455,399

Net asset value and offering price per share                     $16.17

Class Y
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $6,258,310)                386,801
Net asset value and offering price per share                     $16.18


                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997



Investment Income
Interest                                                $1,056,343
Dividends                                                  230,645
                                                        ----------
  Total investment income                                1,286,988
                                                        ----------
Expenses
Investment advisory fee                                    201,006
Distribution fee--Class Y                                   22,735
Financial agent fee                                         72,000
Transfer agent                                              49,654
Registration                                                39,232
Custodian                                                   25,043
Professional                                                18,124
Trustees                                                    13,309
Printing                                                     3,166
Miscellaneous                                               12,149
                                                        ----------
  Total expenses                                           456,418
  Less expenses borne by investment adviser               (196,130)
                                                        ----------
  Net expenses                                             260,288
                                                        ----------
Net investment income                                    1,026,700
                                                        ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                          6,825,623
Net realized gain on written options                         1,338
Net change in unrealized appreciation (depreciation)
  on investments                                        (1,339,424)
                                                        ----------
Net gain on investments                                  5,487,537
                                                        ----------
Net increase in net assets resulting from
  operations                                            $6,514,237
                                                        ==========


                       See Notes to Financial Statements
                                                                               7

Institutional Balanced Portfolio
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                                             From Inception
                                                                                          Year Ended        March 1, 1996 to
                                                                                      December 31, 1997     December 31, 1996
                                                                                     -------------------   ------------------
From Operations
 Net investment income                                                                  $   1,026,700        $   1,360,086
 Net realized gain                                                                          6,826,961            3,730,688
 Net change in unrealized appreciation (depreciation)                                      (1,339,424)            (413,816)
                                                                                        -------------        -------------
 Increase in net assets resulting from operations                                           6,514,237            4,676,958
                                                                                        -------------        -------------
From Distributions to Shareholders
 Net investment income--Class X                                                              (856,383)          (1,072,486)
 Net investment income--Class Y                                                              (212,027)            (283,103)
 Net realized gains--Class X                                                               (5,505,499)          (1,923,139)
 Net realized gains--Class Y                                                               (1,467,013)            (583,212)
 In excess of net investment income--Class X                                                   (8,380)                  --
 In excess of net investment income--Class Y                                                   (2,075)                  --
                                                                                        -------------        -------------
 Decrease in net assets from distributions to shareholders                                 (8,051,377)          (3,861,940)
                                                                                        -------------        -------------
From Share Transactions
Class X
 Proceeds from sales of shares (173,733 and 282,929 shares, respectively)                   3,331,056            5,116,425
 Net asset value of shares issued from reinvestment of distributions (386,169 and
  152,545 shares, respectively)                                                             6,370,247            2,779,558
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account L (0 and 2,524,966 shares, respectively)                                        --           45,200,432
 Cost of shares repurchased (1,151,407 and 913,536 shares, respectively)                  (21,859,715)         (16,577,547)
                                                                                        -------------        -------------
Total                                                                                     (12,158,412)          36,518,868
                                                                                        -------------        -------------
Class Y
 Proceeds from sales of shares (66,028 and 123,668 shares, respectively)                    1,272,503            2,267,577
 Net asset value of shares issued from reinvestment of distributions (101,742 and
  47,488 shares, respectively)                                                              1,681,177              866,311
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account L (0 and 721,462 shares, respectively)                                          --           12,915,189
 Cost of shares repurchased (442,749 and 230,838 shares, respectively)                     (8,628,236)          (4,226,073)
                                                                                        -------------        -------------
Total                                                                                      (5,674,556)          11,823,004
                                                                                        -------------        -------------
 Increase (decrease) in net assets from share transactions                                (17,832,968)          48,341,872
                                                                                        -------------        -------------
 Net increase (decrease) in net assets                                                    (19,370,108)          49,156,890
Net Assets
 Beginning of period                                                                       49,156,890                    0
                                                                                        -------------        -------------
 End of period (including undistributed net investment income of $0 and
  $41,710, respectively)                                                                $  29,786,782        $  49,156,890
                                                                                        =============        =============


                        See Notes to Financial Statements
8

Institutional Balanced Portfolio
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                           Class X                                    Class Y
                                          -----------------------------------------   ----------------------------------------
                                                                    From Inception                              From Inception
                                                Year Ended             3/1/96 to            Year Ended            3/1/96 to
                                                 12/31/97              12/31/96              12/31/97              12/31/96
                                          ----------------------   ----------------   ----------------------   ---------------
Net asset value, beginning of period            $18.15                  $17.90             $18.15                 $17.90
Income from investment operations
 Net investment income                            0.54(4)(6)              0.51(4)            0.49(5)(6)             0.46(5)
 Net realized and unrealized gain                 2.70                    1.17               2.70                   1.18
                                              --------               ---------           --------                -------
  Total from investment operations                3.24                    1.68               3.19                   1.64
                                              --------               ---------           --------                -------
Less distributions
 Dividends from net investment income            (0.65)                  (0.49)             (0.59)                 (0.45)
 Dividends from net realized gains               (4.56)                  (0.94)             (4.56)                 (0.94)
 In excess of net investment income              (0.01)                     --              (0.01)                    --
                                              --------               ---------           --------                -------
  Total distributions                            (5.22)                  (1.43)             (5.16)                 (1.39)
                                              --------               ---------           --------                -------
Change in net asset value                        (1.98)                   0.25              (1.97)                  0.25
                                              --------               ---------           --------                -------
Net asset value, end of period                  $16.17                  $18.15             $16.18                 $18.15
                                              ========               =========           ========                =======
Total return                                     18.80%                   9.43%(2)          18.50%                  9.20%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)          $23,528                 $37,147             $6,258                $12,010
Ratio to average net assets of:
 Operating expenses                               0.65%                   0.65%(1)           0.90%                  0.90%(1)
 Net investment income                            2.87%                   3.02%(1)           2.62%                  2.78%(1)
Portfolio turnover                                 214%                    209%(2)            214%                   209%(2)
Average commission rate paid(3)                $0.0517                 $0.0630            $0.0517                $0.0630

(1) Annualized
(2) Not annualized
(3) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(4) Includes reimbursement of operating expenses by investment adviser of $0.10 and $0.06, respectively.
(5) Includes reimbursement of operating expenses by investment adviser of $0.10 and $0.06, respectively.
(6) Computed using average shares outstanding.

                       See Notes to Financial Statements
                                                                               9

Institutional Managed Bond Portfolio
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 1997


                                                 MOODY'S
                                                   BOND            PAR
                                                  RATING          VALUE
                                               (Unaudited)        (000)             VALUE
                                             ---------------  -------------   ----------------
U.S. GOVERNMENT AND AGENCY SECURITIES--6.6%
U.S. Treasury Notes--1.2%
  U.S. Treasury Notes 5.625%,
    10/31/99 ............................... Aaa                 $  830       $  828,962
  U.S. Treasury Notes 5.75%,
    11/30/02 ............................... Aaa                    150          150,141
                                                                              ----------
                                                                                 979,103
                                                                              ----------
Agency Mortgage-Backed Securities--5.4%
  FHLMC 8.50%, 8/15/20 ..................... NR                     438          442,045
  FHLMC 6.65%, 6/15/23 ..................... NR                   1,890        1,925,494
  FNMA 6.75%, 6/25/20 ...................... Aaa                  1,920        1,924,397
                                                                              ----------
                                                                               4,291,936
                                                                              ----------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
 (Identified cost $5,024,796) ...........................................      5,271,039
                                                                              ----------
MUNICIPAL BONDS--14.1%
California--3.2%
  California State Department of
    Water Resources Revenue
    Series S 5%, 12/1/29 ................... Aa                     795          772,955
  Oakland Pension Obligation
    Sub Series A Taxable 6.98%,
    12/15/09 ............................... Aaa                    400          420,880
  Orange County Pension
    Obligation Series A Taxable
    7.67%, 9/1/09 .......................... Aaa                  1,200        1,325,892
                                                                              ----------
                                                                               2,519,727
                                                                              ----------
Colorado--2.2%
  Denver City and County School
    District 01 Taxable 6.76%,
    12/15/07 ............................... Aaa                  1,700        1,754,043
                                                                              ----------
Florida--1.8%
  Palm Beach County Solid Waste
    Industrial Development
    Revenue Project B Taxable
    10.50%, 1/1/11 (f) ..................... NR                     920          515,200
  University of Miami
    Exchangeable Revenue
    Series A Taxable 7.40%,
    4/1/11 ................................. Aaa                    170          180,074
  University of Miami
    Exchangeable Revenue
    Series A Taxable 7.65%,
    4/1/20 ................................. Aaa                    725          765,245
                                                                              ----------
                                                                               1,460,519
                                                                              ----------
Illinois--3.3%
  Illinois Educational Facilities
    Authority Revenue-Loyola
    University Series A Taxable
    7.84%, 7/1/24 .......................... Aaa                  2,425        2,631,270
                                                                              ----------


                                                 MOODY'S
                                                   BOND            PAR
                                                  RATING          VALUE
                                               (Unaudited)        (000)             VALUE
                                             ---------------  -------------   ----------------
New Hampshire--0.9%
  New Hampshire Higher
    Educational & Health
    Facilities Authority Revenue
    Dartmouth College Series A
    5.125%, 6/1/28 ......................... Aaa                 $  730       $  716,349
                                                                              ----------
Pennsylvania--1.5%
  Pennsylvania Economic
    Development Financing
    Authority Revenue Series B
    9.50%, 1/1/12 .......................... NR                   1,750        1,190,000
                                                                              ----------
Virginia--1.2%
  Newport News Taxable Series B
    7.05%, 1/15/25 ......................... Aa                     970          978,643
                                                                              ----------
TOTAL MUNICIPAL BONDS
 (Identified cost $11,628,055) .........................................      11,250,551
                                                                              ----------
NON-CONVERTIBLE BONDS--36.8%
Asset-Backed Securities--7.0%
  BankBoston RV Asset Backed
    Trust 97-1 B 6.98%, 11/15/17             Baa                  1,600        1,619,000
  California Infrastructure SCE-1
    97-1 A2 6.14%, 3/25/02 ................. Aaa                  1,000        1,001,250
  Capita Equipment Receivables
    Trust 97-1B 6.45%, 8/15/02               Aa                     600          600,938
  Green Tree Financial Corp.
    95-8 A2 6.15%, 12/15/26 ................ Aaa                    113          113,054
  Green Tree Financial Corp.
    96-10 A3 6.16%, 11/15/28 ............... AAA(c)                 680          679,681
  Green Tree Financial Corp.
    97-4 M1 7.22%, 2/15/29 ................. Aa                   1,500        1,528,125
                                                                              ----------
                                                                               5,542,048
                                                                              ----------
Banks (Major Regional)--1.8%
  NationsBank Capital Trust III
    6.308%, 1/15/27 (d) .................... A                    1,450        1,404,147
                                                                              ----------
Consumer Finance--1.0%
  Ford Motor Credit Corp.
    6.625%, 6/30/03 ........................ A                      800          815,960
                                                                              ----------
Gaming, Lottery, & Parimutuel Cos.--1.5%
  Mashantucket Pequot 144A
    6.91%, 9/1/12 (b) ...................... Aaa                  1,100        1,154,241
                                                                              ----------
Insurance (Property-Casualty)--0.7%
  HSB Capital I 6.668%,
    7/15/27 (d) ............................ NR                     550          539,745
                                                                              ----------
Non-Agency Mortgage-Backed Securities--24.2%
  CS First Boston Mortgage
    Securities Corp. 97-SPCE, D
    144A 7.33%, 4/20/08 (b) ................ BBB(c)                 986          987,233


                        See Notes to Financial Statements
12

Institutional Managed Bond Portfolio
--------------------------------------------------------------------------------


                                                     MOODY'S
                                                       BOND            PAR
                                                      RATING          VALUE
                                                   (Unaudited)        (000)             VALUE
                                                 ---------------  -------------   ----------------
Non-Agency Mortgage-Backed Securities--continued
  Chase Commercial Mortgage
    Securities Corp. 97-2, A1
    6.45%, 12/19/04 ............................ AAA(c)           $  195          $  195,731
  Criimi Mae Trust I 96-C1, A2
    144A 7.56%, 6/30/33 (b) .................... BBB(c)            1,475           1,500,352
  FFCA Secured Lending Corp.
    144A 97-1 A1B 7.45%,
    10/18/11 (b) ............................... Aaa               1,400           1,470,000
  G.E. Capital Mortgage Services,
    Inc. 96-8, 2A5 7.50%,
    5/25/26 .................................... AAA(c)              172             177,185
  G.E. Capital Mortgage Services,
    Inc. 97-1, A14 7.50%,
    3/25/27 .................................... AAA(c)            1,720           1,774,287
  GMAC Commerical Mortgage
    Securities, Inc. 97-C2, A3
    6.57%, 11/15/07 ............................ Aaa                 900             907,312
  General Growth Properties 1, C2
    144A 6.81%, 11/15/07 (b) ................... A                 1,700           1,710,094
  Merrill Lynch Mortgage, Inc.
    95-C2, C 7.59%, 6/15/21 .................... A                 1,098           1,126,010
  Residential Accredit 96-QS4,
    AI10 7.90%, 8/25/26 ........................ AAA(c)              900             934,594
  Residential Asset Securitization
    Trust 96-A8, A1 8%, 12/25/26 ............... AAA(c)              792             803,470
  Residential Funding Mortgage
    93-S25, M3 6.50%, 7/25/08 .................. BBB(c)              622             613,299
  Resolution Trust Corp. 92-C3,
    B 9.05%, 8/25/23 ........................... AA(c)               134             135,657
  Resolution Trust Corp. 95-1,
    M2 7.50%, 10/25/28 ......................... Aa                1,231           1,249,935
  Resolution Trust Corp. 95-2,
    M1 7.15%, 5/25/29 .......................... Aa                  177             180,091
  Ryland Mortgage Securities
    Corp. III 92-A, 1A 8.27%,
    3/29/30 .................................... A(c)                603             612,020
  Securitized Asset Sales 95-A,
    M 7.53%, 3/25/24 ........................... Aa                1,943           1,994,952
  Structured Asset Securities Corp.
    95-C1, D 7.375%, 9/25/24 ................... BBB(c)            1,865           1,872,285
  Structured Asset Securities
    Corp. 95-C4, D 7%, 6/25/26                   BBB(c)            1,000             989,687
                                                                                  ----------
                                                                                  19,234,194
                                                                                  ----------
Services (Commercial & Consumer)--0.1%
  ARA Services, Inc. 10.625%,
    8/1/00 ..................................... Baa                 107             115,827
                                                                                  ----------
Telephone--0.5%
  InterAmericas Communication
    Corp. Unit 144A 14%,
    10/27/07 (b) (g) ........................... NR                  415             419,150
                                                                                  ----------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $28,703,189) ..............................................     29,225,312
                                                                                  ----------


                                                     MOODY'S
                                                       BOND            PAR
                                                      RATING          VALUE
                                                   (Unaudited)        (000)             VALUE
                                                 ---------------  -------------   ----------------
FOREIGN GOVERNMENT SECURITIES--19.9%
Bulgaria--0.8%
  Bulgaria FLIRB Series A Bearer
    Euro 2.25%, 7/28/12 (d) .................... B                $1,020          $  620,925
                                                                                  ----------
Colombia--1.4%
  Republic of Colombia 7.625%,
    2/15/07 .................................... Baa               1,200           1,125,588
                                                                                  ----------
Croatia--1.5%
  Croatia Series A 6.625%,
    7/31/10 (d) ................................ Baa                 665             585,200
  Croatia Series B 6.625%,
    7/31/06 (d) ................................ Baa                 633             578,000
                                                                                  ----------
                                                                                   1,163,200
                                                                                  ----------
Ecuador--0.9%
  Ecuador Bearer PDI Euro, PIK
    interest capitalization
    6.688%, 2/27/15 (d) ........................ B                 1,121             743,891
                                                                                  ----------
Mexico--3.7%
  United Mexican States Global
    Bond 11.50%, 5/15/26 ....................... Ba                  905           1,070,841
  United Mexican States Series A
    Euro 6.25%, 12/31/19 ....................... Ba                  175             146,125
  United Mexican States Series B
    Euro 6.25%, 12/31/19 ....................... Ba                1,000             835,000
  United Mexican States Series
    Par W-B 6.25%, 12/31/19 (e) ................ Ba                1,050             876,750
                                                                                  ----------
                                                                                   2,928,716
                                                                                  ----------
Panama--3.0%
  Panama 8.875%, 9/30/27 ....................... Ba                2,555           2,404,255
                                                                                  ----------
Peru--0.9%
  Peru PDI 4%, 3/7/17 (d) ...................... BB(c)             1,100             723,250
                                                                                  ----------
Poland--1.3%
  Poland Global Reg'd RSTA
    3.75%, 10/27/24 (d) ........................ Baa               1,500           1,012,500
                                                                                  ----------
Russia--3.2%
  Russia Interest Notes Series US
    144A 6.719%, 12/15/15 (b) (d) .............. NR                3,610           2,563,100
                                                                                  ----------
Venezuela--3.2%
  Republic of Venezuela 9.25%,
    9/15/27 .................................... Ba                2,800           2,504,250
                                                                                  ----------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $15,146,307) ..........................................         15,789,675
                                                                                  ----------
FOREIGN NON-CONVERTIBLE BONDS--5.7%
Chile--3.4%
  Compania Sud Amer Vapore
    144A 7.375%, 12/8/03 (b) ................... BBB(c)            1,240           1,232,250
  Petropower I Funding Trust
    144A 7.36%, 2/15/14 (b) .................... BBB(c)            1,400           1,417,976
                                                                                  ----------
                                                                                   2,650,226
                                                                                  ----------

                       See Notes to Financial Statements
                                                                              13

Institutional Managed Bond Portfolio
--------------------------------------------------------------------------------


                                         MOODY'S
                                           BOND        PAR
                                          RATING      VALUE
                                       (Unaudited)    (000)         VALUE
                                      ------------- ---------  --------------
Mexico--1.9%
  Banco Nacional de Mexico
    144A 7.57%, 12/31/00 (b) ........ NR             $ 1,500    $ 1,507,969
                                                                -----------
Venezuela--0.4%
  Petrozuata Finance, Inc. 144A
    8.22%, 4/1/17 (b) ............... Baa                325        342,810
                                                                -----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $4,339,183) .............................       4,501,005
                                                                -----------
                                                      SHARES
                                                     -------
PREFERRED STOCKS--4.8%
REITS--4.8%
  Home Ownership Funding 2, Step-down
   Pfd. 144A 13.338% (b) .......................       3,900      3,802,266
                                                                -----------
TOTAL PREFERRED STOCKS
 (Identified cost $3,700,681) .............................       3,802,266
                                                                -----------
TOTAL LONG-TERM INVESTMENTS--87.9%
 (Identified cost $68,542,211) ............................      69,839,848
                                                                -----------



                                    STANDARD
                                    & POOR'S      PAR
                                     RATING      VALUE
                                  (Unaudited)    (000)         VALUE
                                 ------------- -------- -------------------
SHORT-TERM OBLIGATIONS--10.5%
Commercial Paper--9.8%
  Anheuser-Busch Cos., Inc.
    6.25%, 1/2/98 .............. A-1            $  448    $     447,922
  Cargill, Inc. 6.25%, 1/2/98 .. A-1+            2,000        1,999,653
  Warner-Lambert Co. 6.10%,
    1/5/98 ..................... A-1+            2,100        2,098,577
  Corporate Receivables Corp.
    5.90%, 1/6/98 .............. A-1             1,070        1,069,123
  Exxon Imperial U.S., Inc.
    6.10%, 1/6/98 .............. A-1+            2,175        2,173,157
                                                          -------------
                                                              7,788,432
                                                          -------------
Federal Agency Securities--0.7%
  FNMA 5.72%, 1/13/98 ......................       580          578,894
                                                          -------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $8,367,326).......................          8,367,326
                                                          -------------
TOTAL INVESTMENTS--98.4%
 (Identified cost $76,909,537) .....................         78,207,174(a)
 Cash and receivables, less liabilities--1.6% ......          1,264,854
                                                          -------------
NET ASSETS--100.0% .................................      $  79,472,028
                                                          =============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,413,348 and gross depreciation of $1,371,529 for income tax purposes. At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $77,165,355.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, these securities amounted to a value of $18,107,441 or 22.8% of net assets.
(c) As rated by Standard & Poor's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Rights incorporated as a unit.
(f) Non-income producing.
(g) Warrants incorporated as a unit.


                        See Notes to Financial Statements
14

Institutional Managed Bond Portfolio
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997



Assets
Investment securities at value
 (Identified cost $76,909,537)                               $78,207,174
Cash                                                             875,332
Receivables
 Interest                                                        998,351
 Investment securities sold                                      430,375
 Fund shares sold                                                    237
                                                             -----------
  Total Assets                                                80,511,469
                                                             -----------
Liabilities
Payables
 Investment securities purchased                                 948,375
 Fund shares repurchased                                           1,404
 Investment advisory fee                                          14,703
 Financial agent fee                                               6,964
 Transfer agent fee                                                4,310
 Distribution fee                                                  1,434
 Trustees' fee                                                     1,122
Accrued expenses                                                  61,129
                                                             -----------
  Total liabilities                                            1,039,441
                                                             -----------
Net Assets                                                   $79,472,028
                                                             ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest             $78,175,761
Accumulated net realized loss                                     (1,370)
Net unrealized appreciation                                    1,297,637
                                                             -----------
Net Assets                                                   $79,472,028
                                                             ===========
Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $72,747,482)             2,193,072

Net asset value and offering price per share                      $33.17

Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,724,546)                202,686
Net asset value and offering price per share                      $33.18


                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997



Investment Income
Interest                                                  $5,487,116
Dividends                                                    361,699
                                                          ----------
  Total investment income                                  5,848,815
                                                          ----------
Expenses
Investment advisory fee                                      352,253
Distribution fee--Class Y                                     15,527
Financial agent fee                                           82,000
Transfer agent                                                47,993
Registration                                                  42,594
Custodian                                                     28,104
Professional                                                  21,627
Trustees                                                      13,209
Printing                                                       2,669
Miscellaneous                                                 12,926
                                                          ----------
  Total expenses                                             618,902
  Less expenses borne by investment adviser                 (172,844)
                                                          ----------
  Net expenses                                               446,058
                                                          ----------
Net investment income                                      5,402,757
                                                          ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                            3,000,960
Net change in unrealized appreciation (depreciation)        (942,641)
                                                          ----------
Net gain on investments                                    2,058,319
                                                          ----------
Net increase in net assets resulting from
  operations                                              $7,461,076
                                                          ==========


                       See Notes to Financial Statements
                                                                              15

Institutional Managed Bond Portfolio
--------------------------------------------------------------------------------

                      STATEMENT OF CHANGES IN NET ASSETS



                                                                                                             From Inception
                                                                                          Year Ended        March 1, 1996 to
                                                                                      December 31, 1997     December 31, 1996
                                                                                     -------------------   ------------------
From Operations
 Net investment income                                                                  $   5,402,757        $   4,094,124
 Net realized gain                                                                          3,000,960            1,624,424
 Net change in unrealized appreciation (depreciation)                                        (942,641)            (396,251)
                                                                                        -------------        -------------
 Increase in net assets resulting from operations                                           7,461,076            5,322,297
                                                                                        -------------        -------------
From Distributions to Shareholders
 Net investment income--Class X                                                            (5,037,525)          (3,719,461)
 Net investment income--Class Y                                                              (398,984)            (374,664)
 Net realized gains--Class X                                                               (2,936,548)          (1,199,095)
 Net realized gains--Class Y                                                                 (262,528)            (118,493)
 In excess of net investment income--Class X                                                 (382,909)             (19,201)
 In excess of net investment income--Class Y                                                  (30,327)              (1,934)
                                                                                        -------------        -------------
 Decrease in net assets from distributions to shareholders                                 (9,048,821)          (5,432,848)
                                                                                        -------------        -------------
From Share Transactions
Class X
 Proceeds from sales of shares (482,929 and 538,250 shares, respectively)                  16,708,642           18,818,739
 Net asset value of shares issued from reinvestment of distributions (245,591 and
  123,928 shares, respectively)                                                             8,172,835            4,187,321
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account P (0 and 1,774,264 shares, respectively)                                        --           60,037,092
 Cost of shares repurchased (639,417 and 332,473 shares, respectively)                    (22,159,462)         (11,414,976)
                                                                                        -------------        -------------
Total                                                                                       2,722,015           71,628,176
                                                                                        -------------        -------------
Class Y
 Proceeds from sales of shares (69,564 and 34,115 shares, respectively)                     2,431,562            1,164,449
 Net asset value of shares issued from reinvestment of distributions (20,824 and
  14,700 shares, respectively)                                                                691,833              495,088
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account P (0 and 196,803 shares, respectively)                                          --            6,659,369
 Cost of shares repurchased (94,022 and 39,298 shares, respectively)                       (3,277,501)          (1,344,667)
                                                                                        -------------        -------------
Total                                                                                        (154,106)           6,974,239
                                                                                        -------------        -------------
 Increase in net assets from share transactions                                             2,567,909           78,602,415
                                                                                        -------------        -------------
 Net increase in net assets                                                                   980,164           78,491,864
Net Assets
 Beginning of period                                                                       78,491,864                    0
                                                                                        -------------        -------------
 End of period (including undistributed net investment income of $0 and
  $33,752, respectively)                                                                $  79,472,028        $  78,491,864
                                                                                        =============        =============


                        See Notes to Financial Statements
16

Institutional Managed Bond Portfolio
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                           Class X                                         Class Y
                                        ---------------------------------------------  ---------------------------------------------
                                                                   From Inception                                From Inception
                                              Year Ended              3/1/96 to              Year Ended             3/1/96 to
                                               12/31/97               12/31/96                12/31/97              12/31/96
                                        ---------------------- ----------------------  ---------------------- ----------------------
Net asset value, beginning of period         $33.98                $33.84                  $33.97                $33.84
Income from investment operations
 Net investment income                         2.37(3)(5)            2.03(3)(5)              2.27(4)(5)            1.98(4)(5)
 Net realized and unrealized gain              0.85                  0.69                    0.88                  0.66
                                            -------              --------                 -------              --------
  Total from investment operations             3.22                  2.72                    3.15                  2.64
                                            -------              --------                 -------              --------
Less distributions
 Dividends from net investment income         (2.42)                (1.96)                  (2.33)                (1.89)
 Dividends from net realized gains            (1.43)                (0.61)                  (1.43)                (0.61)
 In excess of net investment income           (0.18)                (0.01)                  (0.18)                (0.01)
                                            -------              --------                 -------              --------
  Total distributions                         (4.03)                (2.58)                  (3.94)                (2.51)
                                            -------              --------                 -------              --------
Change in net asset value                     (0.81)                 0.14                   (0.79)                 0.13
                                            -------              --------                 -------              --------
Net asset value, end of period               $33.17                $33.98                  $33.18                $33.97
                                            =======              ========                 =======              ========
Total return                                   9.75%                 8.24%(2)                9.52%                 7.98%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)       $72,747               $71,482                  $6,725                $7,010
Ratio to average net assets of:
 Operating expenses                            0.55%                 0.55%(1)                0.80%                 0.80%(1)
 Net investment income                         6.92%                 7.15%(1)                6.65%                 6.91%(1)
Portfolio turnover                              176%                  199%(2)                 176%                  199%(2)




(1) Annualized
(2) Not annualized
(3) Includes reimbursement of operating expenses by investment adviser of $0.08 and $0.09 per share, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.08 and $0.09 per share, respectively.
(5) Computed using average shares outstanding.

                       See Notes to Financial Statements
17

Institutional Growth Stock Portfolio
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 1997


                                                          SHARES               VALUE
                                                    ------------------   ----------------
COMMON STOCKS--93.4%
Banks (Major Regional)--6.7%
  AmSouth Bancorporation ........................          3,600         $  195,525
  Banc One Corp. ................................         18,500          1,004,781
  BankBoston Corp. ..............................         11,200          1,052,100
  Compass Bancshares, Inc. ......................          4,600            201,250
  Mellon Bank Corp. .............................         11,100            672,938
  NationsBank Corp. .............................         10,600            644,612
  Southtrust Corp. ..............................          5,700            361,594
                                                                         ----------
                                                                          4,132,800
                                                                         ----------
Banks (Money Center)--3.1%
  BankAmerica Corp. .............................         16,900          1,233,700
  Citicorp ......................................          5,600            708,050
                                                                         ----------
                                                                          1,941,750
                                                                         ----------
Biotechnology--0.6%
  Centocor, Inc. (b) ............................         11,100            369,075
                                                                         ----------
Broadcasting (Television, Radio, & Cable)--0.7%
  Chancellor Media Corp. (b) ....................          6,000            447,750
                                                                         ----------
Chemicals (Specialty)--0.6%
  Solutia, Inc. (b) .............................         14,500            386,969
                                                                         ----------
Communications Equipment--2.9%
  Ciena Corp. (b) ...............................         16,700          1,020,787
  Lucent Technologies, Inc. .....................          9,300            742,837
                                                                         ----------
                                                                          1,763,624
                                                                         ----------
Computers (Hardware)--5.3%
  International Business Machines Corp. .........         31,300          3,272,806
                                                                         ----------
Computers (Networking)--0.8%
  Cisco Systems, Inc. (b) .......................          8,450            471,087
                                                                         ----------
Computers (Peripherals)--0.5%
  EMC Corp. (b) .................................         11,900            326,506
                                                                         ----------
Computers (Software & Services)--6.4%
  Adaptec, Inc. (b) .............................         26,300            976,388
  BMC Software, Inc. (b) ........................         21,800          1,430,625
  Compuware Corp. (b) ...........................         31,500          1,008,000
  Edwards (J.D.) & Co. (b) ......................         11,700            345,150
  Yahoo!, Inc. (b) ..............................          2,800            193,900
                                                                         ----------
                                                                          3,954,063
                                                                         ----------
Distributors (Food & Health)--1.6%
  Cardinal Health, Inc. .........................         13,100            984,137
                                                                         ----------
Electrical Equipment--2.0%
  General Electric Co. ..........................         16,500          1,210,688
                                                                         ----------
Electronics (Instrumentation)--0.4%
  Linear Technology Corp. .......................          4,800            276,600
                                                                         ----------
Electronics (Semiconductors)--2.5%
  National Semiconductor Corp. (b) ..............         36,400            944,125
  Texas Instruments, Inc. .......................         13,200            594,000
                                                                         ----------
                                                                          1,538,125
                                                                         ----------
Entertainment--1.7%
  Tele-Comm Liberty Media Group (b) .............         28,700          1,040,375
                                                                         ----------
Financial (Diversified)--1.0%
  American Express Co. ..........................          7,000            624,750
                                                                         ----------


                                                          SHARES               VALUE
                                                    ------------------   ----------------
Health Care (Diversified)--3.6%
  Bristol-Myers Squibb Co. ......................         10,800         $1,021,950
  Warner-Lambert Co. ............................          9,800          1,215,200
                                                                         ----------
                                                                          2,237,150
                                                                         ----------
Health Care (Drugs--Major Pharmaceuticals)--5.5%
  Lilly (Eli) & Co. .............................          7,500            522,188
  Pfizer, Inc. ..................................         29,900          2,229,419
  Watson Pharmaceuticals, Inc. (b) ..............         19,500            632,531
                                                                         ----------
                                                                          3,384,138
                                                                         ----------
Health Care (Hospital Management)--1.7%
  HBO & Co. .....................................         22,100          1,060,800
                                                                         ----------
Health Care (Long Term Care)--1.1%
  HEALTHSOUTH Corp. (b) .........................         24,600            682,650
                                                                         ----------
Health Care (Medical Products & Supplies)--2.8%
  Guidant Corp. .................................         16,600          1,033,350
  Medtronic, Inc. ...............................         13,500            706,219
                                                                         ----------
                                                                          1,739,569
                                                                         ----------
Household Furn. & Appliances--1.1%
  Sunbeam Corp., Inc. ...........................         16,000            674,000
                                                                         ----------
Household Products (Non-Durables)--1.2%
  Colgate-Palmolive Co. .........................         10,000            735,000
                                                                         ----------
Insurance (Life/Health)--0.6%
  UNUM Corp. ....................................          6,600            358,875
                                                                         ----------
Insurance (Multi-Line)--1.8%
  ReliaStar Financial Corp. .....................          2,400             98,850
  Travelers Group, Inc. .........................         19,399          1,045,094
                                                                         ----------
                                                                          1,143,944
                                                                         ----------
Insurance (Property-Casualty)--1.5%
  AllState Corp. ................................         10,400            945,100
                                                                         ----------
Investment Banking/Brokerage--0.5%
  Merrill Lynch & Co., Inc. .....................          4,400            320,925
                                                                         ----------
Machinery (Diversified)--1.1%
  Deere & Co. ...................................         12,000            699,750
                                                                         ----------
Manufacturing (Diversified)--2.9%
  Tyco International Ltd. .......................         40,000          1,802,500
                                                                         ----------
Oil (Domestic Integrated)--1.9%
  Tosco Corp. ...................................         30,800          1,164,625
                                                                         ----------
Oil & Gas (Drilling & Equipment)--8.4%
  BJ Services Co. (b) ...........................          8,900            640,244
  Cooper Cameron Corp. (b) ......................          4,200            256,200
  Diamond Offshore Drilling, Inc. ...............         12,900            620,813
  Halliburton Co. ...............................         21,600          1,121,850
  Nabors Industries, Inc. (b) ...................          4,300            135,181
  Noble Drilling Corp. (b) ......................          9,000            275,625
  Rowan Companies, Inc. (b) .....................          8,100            247,050
  Schlumberger Ltd. .............................         15,800          1,271,900
  Transocean Offshore, Inc. .....................         13,600            655,350
                                                                         ----------
                                                                          5,224,213
                                                                         ----------
Oil & Gas (Refining & Marketing)--0.6%
  Santa Fe International Corp. ..................          8,800            358,050
                                                                         ----------
Personal Care--2.1%
  Gillette Co. ..................................         12,880          1,293,635
                                                                         ----------


                     See Notes to Financial Statements
20

Institutional Growth Stock Portfolio
--------------------------------------------------------------------------------


                                                  SHARES       VALUE
                                                 -------- --------------
Retail (Building Supplies)--1.8%
  Home Depot, Inc. .............................  19,400   $  1,142,175
                                                           ------------
Retail (Drug Stores)--3.5%
  CVS Corp. ....................................  17,500      1,121,094
  Rite Aid Corp. ...............................  18,300      1,073,981
                                                           ------------
                                                              2,195,075
                                                           ------------
Retail (Food Chains)--2.3%
  Safeway, Inc. (b) ............................  22,200      1,404,150
                                                           ------------
Retail (General Merchandise)--1.9%
  Borders Group, Inc. (b) ......................  15,000        469,688
  Staples, Inc. (b) ............................  24,600        682,650
                                                           ------------
                                                              1,152,338
                                                           ------------
Telecommunications (Cellular/Wireless)--2.7%
  AirTouch Communications, Inc. (b) ............  41,000      1,704,063
                                                           ------------
Telecommunications (Long Distance)--3.4%
  AT&T Corp. ...................................  34,500      2,113,125
                                                           ------------
Tobacco--2.6%
  Philip Morris Companies, Inc. ................  35,700      1,617,656
                                                           ------------
TOTAL COMMON STOCKS
 (Identified cost $50,081,522) ........................      57,894,611
                                                           ------------
FOREIGN COMMON STOCKS--6.6%
Computers (Software & Services)--0.3%
  Baan Company NV (Netherlands) (b) ............   5,000        165,000
                                                           ------------
Health Care (Drugs--Major Pharmaceuticals)--1.6%
  SmithKline Beecham PLC Sponsored
    ADR (United Kingdom) .......................  19,200        987,600
                                                           ------------
Health Care (Medical Products & Supplies)--0.5%
  Elan PLC Sponsored ADR (Ireland) (b) .........   6,600        337,838
                                                           ------------


                                                  SHARES       VALUE
                                                 -------- --------------
Household Furn. & Appliances--2.7%
  Philips Electronics NV ADR NY
    Registered shares (Netherlands) ............  27,500   $  1,663,750
                                                           ------------
Oil (International Integrated)--1.5%
  Elf Aquitane SA Sponsored ADR (France)          15,500        908,687
                                                           ------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $4,252,478) ...........................     4,062,875
                                                           ------------
TOTAL LONG-TERM INVESTMENTS--100.0%
 (Identified cost $54,334,000) ..........................    61,957,486
                                                           ------------


                                                      STANDARD
                                                      & POOR'S       PAR
                                                       RATING       VALUE
                                                    (Unaudited)     (000)
                                                   -------------   -------
SHORT-TERM OBLIGATIONS--0.7%
Commercial Paper--0.7%
  Marsh & McLennan Cos.
    6.20%, 1/5/98 ................................ A-1+             $270       269,814
  Private Export Funding
    Corp. 5.99%, 1/7/98 .......................... A-1+              190       189,810
                                                                           ------------
                                                                               459,624
                                                                           ------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $459,624) ............................................       459,624
                                                                           ------------
TOTAL INVESTMENTS--100.7%
 (Identified cost $54,793,624) .........................................    62,417,110(a)
   Cash and receivables, less liabilities--(0.7%) ......................      (435,638)
                                                                           ------------
NET ASSETS--100.0% .....................................................   $61,981,472
                                                                           ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,610,885 and gross depreciation of $2,113,195 for income tax purposes. At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $54,919,420.
(b) Non-income producing.

                        See Notes to Financial Statements
                                                                              21

Institutional Growth Stock Portfolio
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997



Assets
Investment securities at value
 (Identified cost $54,793,624)                             $62,417,110
Receivables
 Investment securities sold                                  9,996,581
 Fund shares sold                                              109,878
 Dividends and interest                                         78,499
                                                            -----------
  Total assets                                              72,602,068
                                                            -----------
Liabilities
Payables
 Custodian                                                      70,159
 Fund shares repurchased                                    10,321,956
 Investment securities purchased                               127,173
 Investment advisory fee                                        22,023
 Financial agent fee                                             5,266
 Transfer agent fee                                              4,400
 Distribution fee                                                3,830
 Trustees' fee                                                   1,122
Accrued expenses                                                64,667
                                                            -----------
  Total liabilities                                         10,620,596
                                                            -----------
Net Assets                                                 $61,981,472
                                                            ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest           $48,995,450
Accumulated net realized gain                                5,362,536
Net unrealized appreciation                                  7,623,486
                                                            -----------
Net Assets                                                 $61,981,472
                                                            ===========
Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $44,350,168)           1,310,362

Net asset value and offering price per share                $    33.85

Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $17,631,304)             520,694
Net asset value and offering price per share                $    33.86


                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997

Investment Income
Dividends                                                $   882,176
Interest                                                     269,325
                                                         -----------
  Total investment income                                  1,151,501
                                                         -----------
Expenses
Investment advisory fee                                      515,459
Distribution fee--Class Y                                     52,154
Financial agent fee                                           62,000
Transfer agent                                                50,376
Registration                                                  43,182
Custodian                                                     23,646
Professional                                                  19,322
Trustees                                                      13,309
Printing                                                       2,226
Miscellaneous                                                 15,227
                                                         -----------
  Total expenses                                             796,901
  Less expenses borne by investment adviser                 (143,366)
                                                         -----------
  Net expenses                                               653,535
                                                         -----------
Net investment income                                        497,966
                                                         -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                           27,922,808
Net realized loss on foreign currency transactions              (132)
Net change in unrealized appreciation (depreciation)      (8,683,661)
                                                         -----------
Net gain on investments                                   19,239,015
                                                         -----------
Net increase in net assets resulting from
  operations                                             $19,736,981
                                                         ===========


                        See Notes to Financial Statements
22

Institutional Growth Stock Portfolio
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                             From Inception
                                                                                          Year Ended        March 1, 1996 to
                                                                                      December 31, 1997     December 31, 1996
                                                                                     -------------------   ------------------
From Operations
 Net investment income                                                                  $     497,966        $      930,570
 Net realized gain                                                                         27,922,676            28,236,436
 Net change in unrealized appreciation (depreciation)                                      (8,683,661)          (12,435,676)
                                                                                        -------------        --------------
 Increase in net assets resulting from operations                                          19,736,981            16,731,330
                                                                                        -------------        --------------
From Distributions to Shareholders
 Net investment income--Class X                                                              (454,672)             (835,353)
 Net investment income--Class Y                                                              (109,947)              (86,185)
 Net realized gains--Class X                                                              (27,451,354)          (12,433,098)
 Net realized gains--Class Y                                                               (8,523,137)           (2,389,027)
 In excess of net investment income--Class X                                                  (20,589)                   --
 In excess of net investment income--Class Y                                                   (4,979)                   --
                                                                                        -------------        --------------
 Decrease in net assets from distributions to shareholders                                (36,564,678)          (15,743,663)
                                                                                        -------------        --------------
From Share Transactions
Class X
 Proceeds from sales of shares (186,821 and 200,121 shares, respectively)                   8,631,368             9,732,878
 Net asset value of shares issued from reinvestment of distributions (760,770 and
  275,344 shares, respectively)                                                            27,925,887            13,268,434
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account S (0 and 3,807,589 shares, respectively)                                        --           182,803,604
 Cost of shares repurchased (1,381,997 and 2,538,286 shares, respectively)                (61,947,854)         (124,359,905)
                                                                                        -------------        --------------
Total                                                                                     (25,390,599)           81,445,011
                                                                                        -------------        --------------
Class Y
 Proceeds from sales of shares (34,497 and 68,980 shares, respectively)                     1,706,016             3,405,171
 Net asset value of shares issued from reinvestment of distributions (235,940 and
  51,358 shares, respectively)                                                              8,638,038             2,475,206
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account S (0 and 493,631 shares, respectively)                                          --            23,699,396
 Cost of shares repurchased (234,220 and 129,492 shares, respectively)                    (11,860,743)           (6,295,994)
                                                                                        -------------        --------------
Total                                                                                      (1,516,689)           23,283,779
                                                                                        -------------        --------------
 Increase (decrease) in net assets from share transactions                                (26,907,288)          104,728,790
                                                                                        -------------        --------------
 Net increase (decrease) in net assets                                                    (43,734,985)          105,716,457
Net Assets
 Beginning of period                                                                      105,716,457                     0
                                                                                        -------------        --------------
 End of period (including undistributed net investment income of $0 and
  $66,653, respectively)                                                                $  61,981,472        $  105,716,457
                                                                                        =============        ==============


                       See Notes to Financial Statements

Institutional Growth Stock Portfolio
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                           Class X                                    Class Y
                                          -----------------------------------------   ----------------------------------------
                                                                    From Inception                              From Inception
                                                Year Ended             3/1/96 to            Year Ended            3/1/96 to
                                                 12/31/97              12/31/96              12/31/97              12/31/96
                                          ----------------------   ----------------   ----------------------   ---------------
Net asset value, beginning of period            $47.42                $48.01               $47.43                  $48.01
Income from investment operations(6)
 Net investment income                            0.31(4)(7)            0.34(4)              0.18(5)(7)              0.18(5)
 Net realized and unrealized gain                10.60                  4.89                10.59                    4.95
                                              -------------           -----------         -------------           -----------
  Total from investment operations               10.91                  5.23                10.77                    5.13
                                              -------------           -----------         -------------           -----------
Less distributions
 Dividends from net investment income            (0.39)                (0.30)               (0.31)                  (0.19)
 Dividends from net realized gains              (24.07)(8)             (5.52)              (24.02)(8)               (5.52)
 In excess of net investment income              (0.02)                   --                (0.01)                     --
                                              -------------           -----------         -------------           -----------
  Total distributions                           (24.48)                (5.82)              (24.34)                  (5.71)
                                              -------------           -----------         -------------           -----------
Change in net asset value                       (13.57)                (0.59)              (13.57)                  (0.58)
                                              -------------           -----------         -------------           -----------
Net asset value, end of period                  $33.85                $47.42               $33.86                  $47.43
                                              =============         =============       ===============         =============
Total return                                     25.76%                10.71%(2)            25.46%                  10.48%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)          $44,350               $82,739              $17,631                 $22,978
Ratio to average net assets of:
 Operating expenses                               0.70%                 0.70%(1)             0.95%                   0.95%(1)
 Net investment income                            0.64%                 0.65%(1)             0.39%                   0.39%(1)
Portfolio turnover                                 148%                   99%(2)              148%                     99%(2)
Average commission rate paid(3)                $0.0503               $0.0543              $0.0503                 $0.0543

(1) Annualized
(2) Not annualized
(3) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(4) Includes reimbursement of operating expenses by investment adviser of $0.08 and $0.04, respectively.
(5) Includes reimbursement of operating expenses by investment adviser of $0.08 and $0.04, respectively.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) Computed using average shares outstanding.
(8) Includes amounts distributed as income and redesignated for tax purposes.

                     See Notes to Financial Statements
24

Institutional Money Market Portfolio
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 1997


   Face
  Amount                 Interest   Maturity
  (000)    Description     Rate       Date    Value
--------- ------------- ---------- --------- ------------
FEDERAL AGENCY SECURITIES--8.8%
$  110    FNMA (c) ..       6.05%   1/12/98   $  110,002
   260    FNMA (c) ..       6.02    1/20/98      260,008
   500    FHLB ......       5.78    1/28/98      500,000
                                              ----------
TOTAL FEDERAL AGENCY SECURITIES . . . . . .      870,010
                                              ----------

                                    Reset
                                     Date
                                   -------
FEDERAL AGENCY SECURITIES--VARIABLE--17.3% (b)
 1,000    SLMA (final
          maturity
            2/22/99) ...    5.63     1/6/98    1,000,000
   700    FNMA (final
          maturity
            12/14/98) ..    5.51    3/14/98      699,634
                                              ----------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE      1,699,634
                                              ----------


                           Standard
                           & Poor's
                            Rating                    Maturity
                          (Unaudited)                   Date
                          -----------                 --------
COMMERCIAL PAPER--80.1%
     500   Koch Industries,
             Inc. ................. A-1+       6.70    1/2/98   499,907
     290   AlliedSignal, Inc. ..... A-1        6.00    1/5/98   289,807
     200   General Electric
             Capital Corp. ........ A-1+       6.25    1/5/98   199,861
     350   Greenwich Funding
             Corp. ................ A-1+       5.78    1/5/98   349,775
     235   Preferred
             Receivables
             Funding Corp. ........ A-1        5.95    1/6/98   234,806
     100   Sara Lee Corp. ......... A-1+       6.05    1/7/98    99,899
     250   Minnesota Mining
             & Manufacturing
             Co. .................. A-1+       5.90    1/9/98   249,672
     270   Potomac Electric
             Power Co. ............ A-1        6.10    1/9/98   269,634
     265   Receivables Capital
             Corp. ................ A-1+       5.90    1/9/98   264,652
     220   International Lease
             Finance Corp. ........ A-1        5.95   1/12/98   219,600
     330   Exxon Imperial
             U.S., Inc. ........... A-1+       5.82   1/13/98   329,360



                                         Standard
    Face                                 & Poor's
   Amount                                 Rating      Interest   Maturity
   (000)            Description        (Unaudited)      Rate       Date            Value
----------- -------------------------- ------------- ---------- ---------- -------------------
COMMERCIAL PAPER--continued
$  250      Corporate Receivables
              Corp. .................. A-1             5.875%    1/14/98     $     249,470
   300      Deutsche Bank, NY ........ A-1+             5.64     1/15/98           300,000
   455      Koch Industries, Inc.      A-1+             5.90     1/15/98           453,956
   425      Vermont American
              Corp. .................. A-1+             6.20     1/16/98           423,902
   250      General Electric Co. ..... A-1+             5.75     1/21/98           249,201
   250      Receivables Capital
              Corp. .................. A-1+             5.81     1/26/98           248,991
   350      CXC, Inc. ................ A-1+             5.57     1/27/98           348,592
   365      Goldman, Sachs
              & Co. .................. A-1+             5.85     1/30/98           363,280
   250      Merrill Lynch & Co.,
              Inc. ................... A-1+             5.58     1/30/98           248,876
   300      Pitney Bowes Credit
              Corp. .................. A-1+             5.52     1/30/98           298,666
   345      Corporate Asset
              Funding Co., Inc. ...... A-1+             5.90      2/4/98           343,077
   350      Procter & Gamble Co.       A-1+             5.63     2/11/98           347,756
   250      Preferred Receivables
              Funding Corp. .......... A-1              5.83     2/12/98           248,300
   240      AT&T Corp. ............... A-1+             5.75     2/27/98           237,815
   255      Enterprise Funding
              Corp. .................. A-1+             5.69     2/27/98           252,703
   270      General Re Corp. ......... A-1+             5.73     3/13/98           266,949
                                                                             -------------
TOTAL COMMERCIAL PAPER .................................................         7,888,507
                                                                             -------------
MEDIUM-TERM NOTES--5.1%
   100      General Electric
              Capital Corp. .......... A-1+             7.125     4/6/98           100,321
   400      Associates
              Corporation of
              North America .......... AA-              6.375    8/15/98           401,077
                                                                             -------------
TOTAL MEDIUM-TERM NOTES ................................................           501,398
                                                                             -------------
TOTAL INVESTMENTS--111.3%
 (Identified cost $10,959,549)..........................................        10,959,549(a)
 Cash and receivables, less liabilities--(11.3%) .......................        (1,109,175)
                                                                             -------------
NET ASSETS--100.0%  ....................................................     $   9,850,374
                                                                             =============

(a) Federal Income Tax Information: At December 31, 1997, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand notes. The interest rates shown reflect the rates currently in effect.
(c) Medium-term Note.

                       See Notes to Financial Statements
                                                                              27

Institutional Money Market Portfolio
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997



Assets
Investment securities at value
  (Identified cost $10,959,549)                             $10,959,549
Cash                                                             8,759
Receivables
 Fund shares sold                                              149,080
 Interest                                                       60,453
 Receivable from adviser                                        10,680
                                                            -----------
  Total assets                                              11,188,521
                                                            -----------
Liabilities
Payables
 Fund shares repurchased                                     1,262,532
 Dividend distributions                                         12,184
 Transfer agent fee                                              4,250
 Financial agent fee                                             3,992
 Trustees' fee                                                   1,122
 Distribution fee                                                  347
Accrued expenses                                                53,720
                                                            -----------
  Total liabilities                                          1,338,147
                                                            -----------
Net Assets                                                  $9,850,374
                                                            ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $9,850,374
                                                            -----------
Net Assets                                                  $9,850,374
                                                            ===========
Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $8,128,849)            8,128,849

Net asset value and offering price per share                     $1.00

Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,721,525)            1,721,525

Net asset value and offering price per share                     $1.00



                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997



Investment Income
Interest                                        $647,426
                                                --------
  Total investment income                        647,426
                                                --------
Expenses
Investment advisory fee                           29,153
Distribution fee--Class Y                          4,269
Financial agent fee                               46,998
Transfer agent                                    46,157
Registration                                      28,766
Professional                                      16,901
Trustees                                          13,509
Custodian                                         11,423
Printing                                           4,962
Miscellaneous                                      5,982
                                                --------
  Total expenses                                 208,120
  Less expenses borne by investment adviser     (163,040)
                                                --------
  Net expenses                                    45,080
                                                --------
Net investment income                            602,346
                                                --------
Net increase in net assets resulting from
  operations                                    $602,346
                                                ========


                        See Notes to Financial Statements
28

Institutional Money Market Portfolio
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                                 From Inception
                                                                                                Year Ended      March 1, 1996 to
                                                                                            December 31, 1997   December 31, 1996
                                                                                           ------------------- ------------------
From Operations
 Net investment income                                                                        $     602,346      $     563,801
                                                                                              -------------      -------------
 Increase in net assets resulting from operations                                                   602,346            563,801
                                                                                              -------------      -------------
From Distributions to Shareholders
 Net investment income--Class X                                                                    (517,729)          (454,271)
 Net investment income--Class Y                                                                     (84,617)          (109,530)
                                                                                              -------------      -------------
 Decrease in net assets from distributions to shareholders                                         (602,346)          (563,801)
                                                                                              -------------      -------------
From Share Transactions
Class X
 Proceeds from sales of shares (13,237,363 and 17,010,234 shares, respectively)                  13,237,363         17,010,234
 Net asset value of shares issued from reinvestment of distributions (504,476 and 438,107
  shares, respectively)                                                                             504,476            438,107
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account G (0 and 8,106,057 shares, respectively)                                              --          8,106,057
 Cost of shares repurchased (20,794,521 and 10,372,867 shares, respectively)                    (20,794,521)       (10,372,867)
                                                                                              -------------      -------------
Total                                                                                            (7,052,682)        15,181,531
                                                                                              -------------      -------------
Class Y
 Proceeds from sales of shares (1,448,463 and 2,849,561 shares, respectively)                     1,448,463          2,849,561
 Net asset value of shares issued from reinvestment of distributions (83,278 and 105,240
  shares, respectively)                                                                              83,278            105,240
 Net asset value of shares issued in conjunction with conversion of PHL
  Pooled Separate Account G (0 and 2,666,813 shares, respectively)                                       --          2,666,813
 Cost of shares repurchased (1,939,870 and 3,491,960 shares, respectively)                       (1,939,870)        (3,491,960)
                                                                                              -------------      -------------
Total                                                                                              (408,129)         2,129,654
                                                                                              -------------      -------------
 Increase (decrease) in net assets from share transactions                                       (7,460,811)        17,311,185
                                                                                              -------------      -------------
 Net increase (decrease) in net assets                                                           (7,460,811)        17,311,185
Net Assets
 Beginning of period                                                                             17,311,185                  0
                                                                                              -------------      -------------
 End of period                                                                                $   9,850,374      $  17,311,185
                                                                                              =============      =============


                       See Notes to Financial Statements                      29

Institutional Money Market Portfolio
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                       Class X                            Class Y
                                          ---------------------------------   --------------------------------
                                                            From Inception                      From Inception
                                            Year Ended         3/1/96 to        Year Ended        3/1/96 to
                                             12/31/97          12/31/96          12/31/97          12/31/96
                                          --------------   ----------------   --------------   ---------------
Net asset value, beginning of period           $1.00             $1.00             $1.00             $1.00
Income from investment operations
 Net investment income                         0.052(3)          0.043(3)          0.050(4)          0.040(4)
                                            ----------        ----------        ----------        ----------
  Total from investment operations             0.052             0.043             0.050             0.040
                                            ----------        ----------        ----------        ----------
Less distributions
 Dividends from net investment income         (0.052)           (0.043)           (0.050)           (0.040)
                                            ----------        ----------        ----------        ----------
Change in net asset value                         --                --                --                --
                                            ----------        ----------        ----------        ----------
Net asset value, end of period                 $1.00             $1.00             $1.00             $1.00
                                            ==========        ==========        ==========        ==========
Total return                                    5.34%             4.34%(2)          5.08%             4.11%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)         $8,129           $15,182            $1,722            $2,130
Ratio to average net assets of:
 Operating expenses                             0.35%             0.35%(1)          0.60%             0.60%(1)
 Net investment income                          5.20%             5.08%(1)          4.96%             4.84%(1)

(1) Annualized
(2) Not annualized
(3) Includes reimbursement of operating expenses by investment adviser of $0.01 and less than $0.01, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.01 and less than $0.01, respectively.

                        See Notes to Financial Statements
30

Institutional U.S. Government Securities Portfolio
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 1997


                                                    STANDARD
                                                    & POOR'S       PAR
                                                     RATING       VALUE
                                                  (Unaudited)     (000)          VALUE
                                                --------------- --------- ------------------
U.S. GOVERNMENT AND AGENCY SECURITIES--74.2%
U.S. Treasury Notes--41.7%
  U.S. Treasury Notes 5.875%,
    10/31/98 ..................................     AAA          $  250     $    250,390
  U.S. Treasury Notes 5.875%,
    2/28/99 ...................................     AAA             500          501,360
  U.S. Treasury Notes 5.625%,
    10/31/99 ..................................     AAA           1,500        1,498,125
  U.S. Treasury Notes 5.75%,
    11/30/02 ..................................     AAA             750          750,703
  U.S. Treasury Notes 6.50%,
    10/15/06 ..................................     AAA             500          523,460
                                                                              ----------
                                                                               3,524,038
                                                                            ------------
Agency Mortgage-Backed Securities--32.5%
  FNMA 5.25%, 8/25/13 .........................     AAA           1,417        1,409,320
  FNMA 5.50%, 2/25/14 .........................     AAA           1,343        1,336,974
                                                                              ----------
                                                                               2,746,294
                                                                            ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (Identified cost $6,221,942) ........................................        6,270,332
                                                                            ------------


                                                    STANDARD
                                                    & POOR'S       PAR
                                                     RATING       VALUE
                                                  (Unaudited)     (000)          VALUE
                                                --------------- --------- ------------------
MUNICIPAL BONDS--5.7%
  Chicago Public Building
    Taxable 7%, 1/1/07 (b) ....................     AAA          $  450     $    479,776
                                                                            ------------
TOTAL MUNICIPAL BONDS
 (Identified cost $447,854) ............................................         479,776
                                                                            ------------
TOTAL LONG-TERM INVESTMENTS--79.9%
 (Identified cost $6,669,796) ..........................................       6,750,108
                                                                            ------------
SHORT-TERM OBLIGATIONS--19.5%
Federal Agency Securities--19.5%
  FHLMC 5.75%, 1/20/98 ......................................     1,655        1,649,978
                                                                            ------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $1,649,978) ..........................................       1,649,978
                                                                            ------------
TOTAL INVESTMENTS--99.4%
 (Identified cost $8,319,774) ..........................................       8,400,086(a)
  Cash and receivables, less liabilities--0.6% .........................          51,353
                                                                            ------------
NET ASSETS--100.0% ......................................................     $8,451,439
                                                                            ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $80,312 and gross depreciation of $0 for income tax purposes. At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $8,319,774.
(b) These municipal bonds are fully defeased by U.S. Government Treasury Obligations.

                       See Notes to Financial Statements
                                                                              33

Institutional U.S. Government Securities Portfolio
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997



Assets
Investment securities at value
 (Identified cost $8,319,774)                                $8,400,086
Cash                                                             15,575
Receivables
 Interest                                                        65,729
 Fund shares sold                                                20,794
 Receivable from adviser                                          9,224
                                                             ----------
  Total assets                                                8,511,408
                                                             ----------
Liabilities
Payables
 Fund shares repurchased                                            146
 Financial agent fee                                              6,964
 Transfer agent fee                                               3,725
 Trustees' fee                                                    1,122
 Distribution fee                                                   858
Accrued expenses                                                 47,154
                                                             ----------
  Total liabilities                                              59,969
                                                             ----------
Net Assets                                                   $8,451,439
                                                             ==========
Net Assets Consist of:
Capital paid in on shares of beneficial interest             $8,569,084
Undistributed net investment income                               3,572
Accumulated net realized loss                                  (201,529)
Net unrealized appreciation                                      80,312
                                                             ----------
Net Assets                                                   $8,451,439
                                                             ==========
Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $4,432,450)               334,198

Net asset value and offering price per share                     $13.26

Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $4,018,989)               303,212

Net asset value and offering price per share                     $13.25


                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997



Investment Income
Interest                                                   $470,872
                                                           --------
  Total investment income                                   470,872
                                                           --------
Expenses
Investment advisory fee                                      25,340
Distribution fee--Class Y                                    10,506
Financial agent fee                                          82,000
Transfer agent                                               41,097
Registration                                                 34,931
Professional                                                 17,286
Trustees                                                     13,409
Printing                                                      3,916
Custodian                                                     2,976
Miscellaneous                                                 3,908
                                                           --------
  Total expenses                                            235,369
  Less expenses borne by investment adviser                (191,076)
                                                           --------
  Net expenses                                               44,293
                                                           --------
Net investment income                                       426,579
                                                           --------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                              75,919
Net change in unrealized appreciation (depreciation) on
  investments                                                49,718
                                                           --------
Net gain on investments                                     125,637
                                                           --------
Net increase in net assets resulting from
  operations                                               $552,216
                                                           ========


                        See Notes to Financial Statements
34

Institutional U.S. Government Securities Portfolio
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                                            From Inception
                                                                                         Year Ended        March 1, 1996 to
                                                                                     December 31, 1997     December 31, 1996
                                                                                    -------------------   ------------------
From Operations
 Net investment income                                                                 $    426,579          $    467,991
 Net realized gain (loss)                                                                    75,919              (236,317)
 Net change in unrealized appreciation (depreciation)                                        49,718               193,233
                                                                                       ------------          ------------
 Increase in net assets resulting from operations                                           552,216               424,907
                                                                                       ------------          ------------
From Distributions to Shareholders
 Net investment income--Class X                                                            (215,503)             (297,193)
 Net investment income--Class Y                                                            (211,076)             (170,798)
 In excess of net investment income--Class X                                                (21,208)              (33,911)
 In excess of net investment income--Class Y                                                (20,773)              (19,488)
                                                                                       ------------          ------------
 Decrease in net assets from distributions to shareholders                                 (468,560)             (521,390)
                                                                                       ------------          ------------
From Share Transactions
Class X
 Proceeds from sales of shares (112,978 and 68,722 shares, respectively)                  1,507,428               922,793
 Net asset value of shares issued from reinvestment of distributions (17,887 and
  21,717 shares, respectively)                                                              236,709               285,465
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account U (0 and 826,222 shares, respectively)                                        --            11,033,355
 Cost of shares repurchased (156,630 and 556,698 shares, respectively)                   (2,080,993)           (7,465,688)
                                                                                       ------------          ------------
Total                                                                                      (336,856)            4,775,925
                                                                                       ------------          ------------
Class Y
 Proceeds from sales of shares (146,257 and 199,852 shares, respectively)                 1,941,555             2,672,950
 Net asset value of shares issued from reinvestment of distributions (17,536 and
  14,474 shares, respectively)                                                              231,847               190,283
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account U (0 and 150,065 shares, respectively)                                        --             2,003,966
 Cost of shares repurchased (132,875 and 92,097 shares, respectively)                    (1,781,224)           (1,234,180)
                                                                                       ------------          ------------
Total                                                                                       392,178             3,633,019
                                                                                       ------------          ------------
 Increase in net assets from share transactions                                              55,322             8,408,944
                                                                                       ------------          ------------
 Net increase in net assets                                                                 138,978             8,312,461
Net Assets
 Beginning of period                                                                      8,312,461                     0
                                                                                       ------------          ------------
 End of period (including undistributed net investment income of $3,572
  and $0, respectively)                                                                $  8,451,439          $  8,312,461
                                                                                       ============          ============


                       See Notes to Financial Statements
                                                                              35

Institutional U.S. Government Securities Portfolio
--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                           Class X                                        Class Y
                                        ---------------------------------------------  ---------------------------------------------
                                                                   From Inception                                 From Inception
                                              Year Ended              3/1/96 to              Year Ended              3/1/96 to
                                               12/31/97               12/31/96                12/31/97               12/31/96
                                        ---------------------- ----------------------  ---------------------- ----------------------
Net asset value, beginning of period           $13.15                $13.35                 $13.14                $13.35
Income from investment operations(6)
 Net investment income                           0.69(3)(5)            0.62(3)(5)             0.65(4)(5)            0.59(4)(5)
 Net realized and unrealized gain                0.18                  0.02                   0.19                  0.01
                                            --------------         --------------          --------------         --------------
  Total from investment operations               0.87                  0.64                   0.84                  0.60
                                            --------------         --------------          --------------         --------------
Less distributions
 Dividends from net investment income           (0.69)                (0.75)                 (0.66)                (0.73)
 In excess of net investment income             (0.07)                (0.09)                 (0.07)                (0.08)
                                            --------------         --------------          --------------         --------------
  Total distributions                           (0.76)                (0.84)                 (0.73)                (0.81)
                                            --------------         --------------          --------------         --------------
Change in net asset value                        0.11                 (0.20)                  0.11                 (0.21)
                                            --------------         --------------          --------------         --------------
Net asset value, end of period                 $13.26                $13.15                 $13.25                $13.14
                                            ==============         ==============          ==============         ==============
Total return                                     6.69%                 4.86%(2)               6.44%                 4.56%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)          $4,432                $4,734                 $4,019                $3,578
Ratio to average net assets of:
 Operating expenses                              0.40%                 0.40%(1)               0.65%                 0.65%(1)
 Net investment income                           5.18%                 5.58%(1)               4.92%                 5.32%(1)
Portfolio turnover                                232%                  175%(2)                232%                  175%(2)



(1) Annualized
(2) Not annualized
(3) Includes reimbursement of operating expenses by investment adviser of $0.30 and $0.19, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.30 and $0.19, respectively.
(5) Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.


                        See Notes to Financial Statements
36

Institutional Enhanced Reserves Portfolio
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 1997


                                                                      MOODY'S
                                                                        BOND           PAR
                                                                       RATING         VALUE
                                                                    (Unaudited)       (000)          VALUE
                                                                  --------------- ------------ -----------------
U.S. GOVERNMENT AND AGENCY SECURITIES--18.9%
U.S. Treasury Notes--12.1%
  U.S. Treasury Notes 7.75%,
    1/31/00 ..................................................... Aaa                $4,000    $4,161,248
  U.S. Treasury Notes 5.75%,
    10/31/02 .................................................... Aaa                 5,200     5,206,500
                                                                                               ----------
                                                                                                9,367,748
                                                                                               ----------
Agency Asset-Backed Securities--5.2%
  SLMA 97-1, A1 5.715%,
    10/25/05 (b) ................................................ Aaa                 2,686     2,683,059
  SLMA 97-2, A1 5.795%,
    10/25/05 (b) ................................................ Aaa                 1,359     1,351,762
                                                                                               ----------
                                                                                                4,034,821
                                                                                               ----------
Agency Mortgage-Backed Securities--1.6%
  FNMA 7.739%, 3/1/20 ........................................... Aaa                 1,162     1,219,320
                                                                                               ----------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
 (Identified cost $14,597,637) .............................................................   14,621,889
                                                                                               ----------
NON-CONVERTIBLE BONDS--68.8%
Asset-Backed Securities--41.4%
  Amresco 97-2, A9 6.179%,
    6/25/27 (b) ................................................. Aaa                 1,739     1,739,304
  CIT RV Trust 96-A, A 5.40%,
    12/15/11 .................................................... Aaa                 1,582     1,570,449
  Case Equipment Loan Trust
    94-C, A2 8.10%, 6/15/01 ..................................... Aaa                 1,291     1,302,159
  ContiMortgage Home Equity
    Loan Trust 97-3, A10 6.19%,
    8/15/28 (b) ................................................. Aaa                 1,760     1,758,546
  Discover Card Master Trust 96-4,
    A 6.355%, 10/16/13 (b) ...................................... Aaa                 2,500     2,547,225
  First Plus Home Loan Trust
    96-2, A1 6.80%, 6/20/05 ..................................... Aaa                   875       873,321
  First Plus Home Loan Trust
    97-3, A1 6.10%, 4/10/06 (b) ................................. AAA(c)              2,135     2,134,301
  Fleetwood Credit Corporation
    Grantor Trust 93-A, A 6%,
    1/15/08 ..................................................... Aaa                 1,791     1,783,761
  Ford Credit Grantor Trust 95-A,
    A 5.90%, 5/15/00 ............................................ Aaa                   687       687,852
  Green Tree Financial Corp.
    96-8, A2 6.55%, 10/15/27 .................................... Aaa                 3,000     3,043,500
  Green Tree Home Improvement
    Loan Trust 97-A, HEAR
    6.17%, 3/15/27 (b) .......................................... AAA(c)              2,128     2,125,461
  Household Consumer Loan Trust
    96-2, A2 6.30%, 8/15/06 (b) ................................. Aa                  3,000     3,005,337
  MBNA Master Credit Card Trust
    94-B, A 5.77%, 1/15/02 (b) .................................. Aaa                 2,500     2,508,175
  Money Store (The) 96-C, A1
    6.70%, 9/15/08 .............................................. Aaa                   398       399,823


                                                                      MOODY'S
                                                                        BOND           PAR
                                                                       RATING         VALUE
                                                                    (Unaudited)       (000)          VALUE
                                                                  --------------- ------------ -----------------
Asset-Backed Securities--continued
  Money Store (The) 95-A, A7
    6.645%, 6/15/25 (b) ......................................... Aaa                $1,851    $1,869,312
  UCFC Home Equity Loan
    96-B1, A3 7.30%, 4/15/14 .................................... Aaa                 1,000     1,012,500
  UCFC Home Equity Loan 97-D,
    A3 6.51%, 1/15/16 ........................................... Aaa                 2,500     2,506,250
  Western Financial Grantor Trust
    95-2, A1 7.10%, 7/1/00 ...................................... Aaa                 1,066     1,075,104
                                                                                               ----------
                                                                                               31,942,380
                                                                                               ----------
Banks (Major Regional)--3.1%
  Northern Trust Capital 6.278%,
    1/15/27 (b) ................................................. A                   2,500     2,409,375
                                                                                               ----------
Banks (Money Center)--3.2%
  Chase Capital II 6.25%,
    2/1/27 (b) .................................................. Aa                  2,500     2,431,250
                                                                                               ----------
Broker-Dealers--3.2%
  Morgan Stanley Group MTNC
    5.976%, 12/28/98 (b) ........................................ A                   2,500     2,501,250
                                                                                               ----------
Consumer Finance--3.2%
  General Motors Acceptance
    Corp. Global Bond 5.906%,
    4/29/02 (b) ................................................. A                   2,500     2,500,450
                                                                                               ----------
Non-Agency Mortgage-Backed Securities--12.1%
  Independent National Mortgage
    Corp. 96-E, A2 6.93%,
    5/25/26 ..................................................... Aaa                 2,277     2,280,004
  Residential Accredit Loans, Inc.
    97-QS9, A1 6.75%, 9/25/27 ................................... Aaa                 3,032     3,034,003
  Residential Accredit Loans, Inc.
    98-QS1 7%, 12/25/27 (d) ..................................... Aaa                 2,000     2,000,937
  Residential Funding Mortgage
    Securities I 97-S9, A20
    7.50%, 7/25/27 .............................................. Aaa                 2,000     2,053,125
                                                                                               ----------
                                                                                                9,368,069
                                                                                               ----------
Retail (General Merchandise)--2.6%
  Sears Roebuck Co. 8.45%,
    11/1/98 ..................................................... A                   2,000     2,039,714
                                                                                               ----------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $53,105,499) .....................................................           53,192,488
                                                                                               ----------
TOTAL LONG-TERM INVESTMENTS--87.7%
 (Identified cost $67,703,136) .....................................................           67,814,377
                                                                                               ----------



                       See Notes to Financial Statements
                                                                              39

Institutional Enhanced Reserves Portfolio
--------------------------------------------------------------------------------


                                        MOODY'S
                                          BOND        PAR
                                         RATING      VALUE
                                      (Unaudited)    (000)       VALUE
                                     ------------- --------- -------------
SHORT-TERM OBLIGATIONS--10.4%
Commercial Paper--8.7%
  Ford Motor Credit Co. 5.857%,
    1/7/98 ......................... P1             $2,000    $2,000,000
  American Express Credit Co.
    5.838%, 1/8/98 ................. P1              1,500     1,500,000
  General Motors Acceptance
    Corp. 5.863%, 2/24/98 .......... P1              1,250     1,250,063
  General Electric Capital Corp.
    5.781%, 3/10/98 ................ P1              2,000     1,999,940
                                                              ----------
                                                               6,750,003
                                                              ----------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                    ---------  -----------------
Repurchase Agreement--1.7%
  State Street Bank and Trust Co. Repurchase
    Agreement, 5.15%, dated 12/31/97 due
    1/2/98, repurchase price $1,289,369,
    collateralized by U.S. Treasury Note
    5.625%, 11/30/99, market value
    $1,320,478 ..................................    $1,289     $   1,289,000
                                                                -------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $8,039,000) .............................         8,039,003
                                                                -------------
TOTAL INVESTMENTS--98.1%
 (Identified cost $75,742,136) ............................        75,853,380(a)
  Cash and receivables, less liabilities--1.9% ............         1,430,077
                                                                -------------
NET ASSETS--100.0% ........................................     $  77,283,457
                                                                =============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $247,994 and gross depreciation of $136,750 for income tax purposes. At December 31, 1997, the aggregate cost of securities for income tax purposes was $75,742,136.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) As rated by Standard & Poor's.
(d) When issued.

                        See Notes to Financial Statements
40

Institutional Enhanced Reserves Portfolio
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

Assets
Investment securities at value
  (Identified cost $75,742,136)                              $75,853,380
Cash                                                           1,040,919
Receivables
 Investment securities sold                                    2,000,860
 Interest                                                        542,101
 Receivable from adviser                                             158
                                                             -----------
  Total assets                                                79,437,418
                                                             -----------
Liabilities
Payables
 Investment securities purchased                               2,000,938
 Dividend distributions                                           80,739
 Financial agent fee                                               6,964
 Transfer agent fee                                                3,625
 Trustees' fee                                                     1,122
 Distribution fee                                                    430
Accrued expenses                                                  60,143
                                                             -----------
  Total liabilities                                            2,153,961
                                                             -----------
Net Assets                                                   $77,283,457
                                                             ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest             $77,579,071
Distributions in excess of net investment income                 (43,059)
Accumulated net realized loss                                   (363,799)
Net unrealized appreciation                                      111,244
                                                             -----------
Net Assets                                                   $77,283,457
                                                             ===========
Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $75,269,459)             7,564,860

Net asset value and offering price per share                       $9.95

Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,013,998)                202,502

Net asset value and offering price per share                       $9.95


                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997


Investment Income
Interest                                                    $5,447,262
                                                            ----------
  Total investment income                                    5,447,262
                                                            ----------
Expenses
Investment advisory fee                                        211,566
Distribution fee--Class Y                                        5,092
Financial agent fee                                             82,000
Registration                                                    47,028
Transfer agent                                                  41,612
Professional                                                    22,039
Trustees                                                        13,571
Custodian                                                       13,186
Printing                                                         3,476
Miscellaneous                                                    1,466
                                                            ----------
  Total expenses                                               441,036
  Less expenses borne by investment adviser                   (136,227)
                                                            ----------
  Net expenses                                                 304,809
                                                            ----------
Net investment income                                        5,142,453
                                                            ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                                (15,822)
Net change in unrealized appreciation (depreciation) on
  investments                                                 (108,788)
                                                            ----------
Net loss on investments                                       (124,610)
                                                            ----------
Net increase in net assets resulting from
  operations                                                $5,017,843
                                                            ==========


                       See Notes to Financial Statements
                                                                              41

Institutional Enhanced Reserves Portfolio
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                                                 From Inception
                                                                                                Year Ended      July 19, 1996 to
                                                                                            December 31, 1997   December 31, 1996
                                                                                           ------------------- ------------------
From Operations
 Net investment income                                                                       $    5,142,453      $    3,138,403
 Net realized loss                                                                                  (15,822)           (212,416)
 Net change in unrealized appreciation (depreciation)                                              (108,788)            278,680
                                                                                             --------------      --------------
 Increase in net assets resulting from operations                                                 5,017,843           3,204,667
                                                                                             --------------      --------------
From Distributions to Shareholders
 Net investment income--Class X                                                                  (5,018,041)         (3,113,690)
 Net investment income--Class Y                                                                    (113,618)             (7,637)
                                                                                             --------------      --------------
 Decrease in net assets from distributions to shareholders                                       (5,131,659)         (3,121,327)
                                                                                             --------------      --------------
From Share Transactions
Class X
 Proceeds from sales of shares (21,169,694 and 18,754,392 shares, respectively)                 210,525,776         186,663,642
 Net asset value of shares issued from reinvestment of distributions (495,501 and 291,631
  shares, respectively)                                                                           4,927,719           2,902,589
 Net asset value of shares issued in conjunction with the acquisition of Duff & Phelps
  Enhanced Reserves Fund (0 and 13,730,413 shares, respectively)                                         --         136,554,593
 Cost of shares repurchased (26,359,297 and 20,517,474 shares, respectively)                   (262,080,920)       (204,195,925)
                                                                                             --------------      --------------
Total                                                                                           (46,627,425)        121,924,899
                                                                                             --------------      --------------
Class Y
 Proceeds from sales of shares (70,612 and 150,567 shares, respectively)                            702,004           1,500,150
 Net asset value of shares issued from reinvestment of distributions
  (8,690 and 585 shares, respectively)                                                               86,399               5,827
 Cost of shares repurchased (27,952 and 0 shares, respectively)                                    (277,921)                 --
                                                                                             --------------      --------------
Total                                                                                               510,482           1,505,977
                                                                                             --------------      --------------
 Increase (decrease) in net assets from share transactions                                      (46,116,943)        123,430,876
                                                                                             --------------      --------------
 Net increase (decrease) in net assets                                                          (46,230,759)        123,514,216
Net Assets
 Beginning of period                                                                            123,514,216                   0
                                                                                             --------------      --------------
 End of period (including distributions in excess of net investment income and
  undistributed net investment income of ($43,059) and $13,193, respectively)                $   77,283,457      $  123,514,216
                                                                                             ==============      ==============


                        See Notes to Financial Statements
42

Institutional Enhanced Reserves Portfolio
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                              Class X                                    Class Y
                                             -----------------------------------------   ---------------------------------------
                                                                       From Inception                             From Inception
                                                   Year Ended            7/19/96 to            Year Ended           11/1/96 to
                                                    12/31/97              12/31/96              12/31/97             12/31/96
                                             ---------------------   -----------------   ---------------------   ---------------
Net asset value, beginning of period                $9.95                   $9.95              $9.95                  $9.97
Income from investment operations(5)
 Net investment income                               0.58(3)(6)              0.26(3)            0.56(4)(6)             0.09(4)
 Net realized and unrealized gain (loss)                --                     --                   --                (0.02)
                                                 ------------            -----------         ------------           -----------
  Total from investment operations                   0.58                    0.26               0.56                   0.07
                                                 ------------            -----------         ------------           -----------
Less distributions
 Dividends from net investment income               (0.58)                  (0.26)             (0.56)                 (0.09)
                                                 ------------            -----------         ------------           -----------
  Total distributions                               (0.58)                  (0.26)             (0.56)                 (0.09)
                                                 ------------            -----------         ------------           -----------
Change in net asset value                              --                      --                 --                  (0.02)
                                                 ------------            -----------         ------------           -----------
Net asset value, end of period                      $9.95                   $9.95              $9.95                  $9.95
                                                 ============            ===========         ============           ===========
Total return                                         6.03%                   2.57%(2)           5.75%                  0.71%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)             $75,269                $122,010             $2,014                 $1,504
Ratio to average net assets of:
 Operating expenses                                  0.34%                   0.34%(1)           0.59%                  0.59%(1)
 Net investment income                               5.84%                   5.68%(1)           5.59%                  5.58%(1)
Portfolio turnover                                    177%                    122%(2)            177%                   122%(2)

(1) Annualized
(2) Not annualized
(3) Includes reimbursement of operating expenses by investment adviser of $0.02 and less than $0.01, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.02 and less than $0.01, respectively.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) Computed using average shares outstanding.

                        See Notes to Financial Statements
                                                                              43

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1997

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

     Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, seven Portfolios are offered for sale: Balanced Portfolio, Managed Bond Portfolio, Growth Stock Portfolio, Money Market Portfolio, U.S. Government Securities Portfolio, Enhanced Reserves Portfolio, and Real Estate Equity Securities Portfolio. The Real Estate Equity Securities Portfolio is reported separately from these financial statements.

     Each Portfolio has distinct investment objectives. The Balanced Portfolio seeks to provide reasonable income, long-term capital growth and conservation of capital. The Managed Bond Portfolio seeks to generate a high level of current income and capital appreciation. The Growth Stock Portfolio seeks long-term appreciation of capital. The Money Market Portfolio seeks to provide a high level of current income consistent with capital preservation and liquidity. The U.S. Government Securities Portfolio seeks a high level of current income by investing in U.S. Government guaranteed or backed securities. The Enhanced Reserves Portfolio seeks to provide high current income consistent with preservation of capital.

     Each Portfolio offers both Class X and Class Y shares. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by the holders of both classes of shares, except that Class X bears no distribution expenses.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

     The Money Market Portfolio uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds -1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Portfolio to maintain a constant net asset value of $1 per share.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is notified. Interest income is recorded on the accrual basis. The Fund does not amortize premiums except for the Money Market Portfolio and Enhanced Reserves Portfolio, but does accrete discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

     Each of the Portfolios is treated as a separate taxable entity. It is the policy of each Portfolio in the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

     Distributions are recorded by each Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, non-deductible expenses, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1997 (Continued)

E. Foreign currency translation:

     Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

     Each of the Portfolios, except U.S. Government Securities Portfolio and Money Market Portfolio, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Portfolio as an unrealized gain (or loss). When the contract is closed or offset, the Portfolio records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Futures contracts:

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Portfolio may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to a Portfolio is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.


H. Options:

     Each Portfolio may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

     Each Portfolio will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

     Each Portfolio may purchase options which are included in the Portfolio's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.


I. Expenses:

     Expenses incurred by the Fund with respect to any two or more Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.


J. When-issued and delayed delivery transactions:

     Each Portfolio may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1997 (Continued)

NOTE 2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     The Advisers to the Fund are Phoenix Investment Counsel, Inc. ("PIC") and Duff & Phelps Investment Management Co. ("DPIM"). PIC is an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). DPIM is a subsidiary of Phoenix Duff & Phelps Corporation, which is an indirect, majority-owned subsidiary of PHL. As compensation for their services to the Fund, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Portfolio:

                                                         1st           $1+
Portfolio                                Adviser     $1 Billion      Billion
-------------------------------------   ---------   ------------   ----------
Balanced Portfolio ..................      PIC           0.55%         0.50%
Managed Bond Portfolio ..............      PIC           0.45%         0.40%
Growth Stock Portfolio ..............      PIC           0.60%         0.55%
Money Market Portfolio ..............      PIC           0.25%         0.20%
U.S. Government Securities
  Portfolio .........................      PIC           0.30%         0.25%
Enhanced Reserves Portfolio .........      DPIM          0.24%         0.19%

     PIC has voluntarily agreed to assume total fund operating expenses of each Portfolio it advises, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 2001, to the extent that such expenses exceed the following percentages of average annual net assets:


                                    Class X      Class Y
                                   ---------   ----------
Balanced Portfolio .............      0.65%        0.90%
Managed Bond Portfolio .........      0.55%        0.80%
Growth Stock Portfolio .........      0.70%        0.95%
Money Market Portfolio .........      0.35%        0.60%
U.S. Government
  Securities Portfolio .........      0.40%        0.65%

     DPIM had voluntarily agreed to reimburse or waive total fund operating expenses of the Enhanced Reserves Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 1997, to the extent that such expenses exceeded 0.34% and 0.59%, respectively, of the average annual net assets of Class X and Y, respectively.

     Phoenix Equity Planning Corporation ("PEPCO"), an indirect, majority-owned subsidiary of PHL, serves as the national distributor of the Fund's shares. Each Portfolio pays PEPCO a distribution fee of an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class. The distributor has advised the Portfolio that of the total amount expensed for the year ended December 31, 1997, $15,050 was earned by the Distributor, $24,458 was earned by unaffiliated participants, and $70,775 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Fund, PEPCO receives a fee for bookkeeping, administrative and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended December 31, 1997, transfer agent fees were $276,889 of which PEPCO retained $267 which is net of fees paid to State Street.

     At December 31, 1997, PHL and affiliates held Portfolio shares which aggregated the following:

                                                           Aggregate
                                                           Net Asset
                                              Shares         Value
                                            ----------   -------------
Balanced Portfolio--Class X .............         8      $      130
Balanced Portfolio--Class Y .............     7,998         129,401
Managed Bond Portfolio--Class X .........   801,324      26,579,918
Managed Bond Portfolio--Class Y .........     3,564         118,263
Growth Stock Portfolio--Class X .........         4             139
Growth Stock Portfolio--Class Y .........     4,094         138,611
Money Market Portfolio--Class X .........       109             109
Money Market Portfolio--Class Y .........   109,276         109,276
U.S. Government Securities
  Portfolio-- Class X ...................    80,954       1,073,455
U.S. Government Securities
  Portfolio-- Class Y ...................     8,399         111,293

NOTE 3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities during the year ended December 31, 1997 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:



                                  Purchases          Sales
                               --------------   --------------
Balanced Portfolio .........   $48,562,787      $67,795,855
Managed Bond Portfolio .....    87,414,407       81,159,771
Growth Stock Portfolio .....   118,746,559      177,866,832
Enhanced Reserves
  Portfolio ................    52,795,232       71,744,411

     Purchases and sales of U.S. Government and agency securities during the year ended December 31, 1997, aggregated the following:

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1997 (Continued)


                                  Purchases          Sales
                               --------------   --------------
Balanced Portfolio .........   $22,523,460      $27,570,799
Managed Bond Portfolio .....    41,266,887       48,016,692
U.S. Government
  Securities Portfolio .....    17,471,751       18,101,359
Enhanced Reserves
  Portfolio ................    88,164,818       97,618,699

     Written option activity for the year ended December 31, 1997 aggregated the following:


      Balanced Portfolio               Call Options
-----------------------------   --------------------------
                                 Number of       Amount
                                  Options      of Premiums
                                -----------   ------------
Options outstanding at
  December 31, 1996 .........         --      $    --
Options written .............        200       26,471
Options canceled in
  closing purchase
  transactions ..............        (26)      (6,349)
Options expired .............       (102)      (8,579)
Options exercised ...........        (72)     (11,543)
                                    ----      -------
Options outstanding at
  December 31, 1997 .........         --      $    --
                                    ====      =======

NOTE 4. MERGERS

     The Fund commenced operations on March 1, 1996, other than the Enhanced Reserves Portfolio which became available for sale on July 19, 1996 following the tax-free reorganization of the Duff & Phelps Enhanced Reserves Fund with the Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio.

     Prior to March 1, 1996, the Portfolios, other than Enhanced Reserves Portfolio, existed as separate accounts of Phoenix Home Life Mutual Insurance Company ("PHL"). Upon commencement of operations, the net assets of each separate account were transferred into the corresponding Portfolio of the Fund in a tax-free exchange for an equal number of shares of that Portfolio, other than the Money Market Portfolio which issued 33,828 shares for each unit of the separate account. The number of shares and dollars issued are listed in each Portfolio's Statement of Changes in Net Assets.

     The net assets of each Portfolio before and after the reorganization are as follows:


                                  Before          After
                               -----------   --------------
Balanced Portfolio .........   $100,100      $58,215,721
Managed Bond Portfolio .....    100,100       66,796,561
Growth Stock Portfolio .....    100,100      206,603,100
Money Market Portfolio .....    100,100       10,872,970
U.S. Government
  Securities Portfolio .....    100,100       13,137,421
Enhanced Reserves
  Portfolio ................         --      136,554,593

NOTE 5. CREDIT RISK

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market price of these investments and the income they generate, as well as a Portfolio's ability to repatriate such amounts.


NOTE 6. RECLASS OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, the Portfolios of the Fund have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Portfolios and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 1997, the Portfolios recorded the following reclassifications to increase (decrease) the accounts listed below:


                                                               Capital
                                                              paid in on
                          Undistributed      Accumulated      shares of
                         net investment     net realized      beneficial
                          income (loss)      gain (loss)       interest
                        ----------------   --------------   -------------
Balanced Portfolio      $10,455            $ (2,510)        $ (7,945)
Managed Bond
  Portfolio .........   413,236            (104,837)        (308,399)
Growth Stock
  Portfolio .........    25,568                 132          (25,700)
U.S. Government
  Securities
  Portfolio .........    45,553             (34,841)         (10,712)
Enhanced Reserves
  Portfolio .........   (67,046)             49,976           17,070

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1997 (Continued)

NOTE 7. CAPITAL LOSS CARRYOVERS

     At December 31, 1997, the Portfolios had available for federal income tax purposes unused capital losses as follows:

                                               Expiring in
                                      2003          2004         2005
                                   ----------   -----------   ---------
U.S. Government
  Securities Portfolio .........   $    --      $201,529      $   --
Enhanced Reserves
  Portfolio ....................   189,419       128,718      36,912

     For the Enhanced Reserves Portfolio, capital loss carryovers include $189,419 acquired in connection with the merger of the Duff & Phelps Enhanced Reserves Fund.

     In addition, the U.S. Government Securities Portfolio was able to utilize losses deferred in the prior year against current year capital gains in the amount of $33,475.

     Under current tax law, capital losses realized after October 31, 1997, may be deferred and treated as occurring on the first day of the following tax year. For the year ended December 31, 1997, the U.S. Government Securities Portfolio and the Enhanced Reserves Portfolio were able to utilize losses deferred in the prior year in the amounts of $7,603 and $66,858, respectively.

NOTE 8. OTHER

     As of December 31, 1997, the Portfolios had shareholders who each individually owned more than 10% of shares outstanding, none of whom are affiliated with PHL or PDP as follows. In addition, affiliate holdings are presented in the table located within Note 2.


                                  Number of          % of Total
                                shareholders     shares outstanding
                               --------------   -------------------
Balanced Portfolio .........         2                  25.8%
Managed Bond Portfolio .....         2                  25.5%
Growth Stock Portfolio .....         2                  22.6%
Money Market Portfolio .....         2                  39.9%
U.S. Government
  Securities Portfolio .....         3                  46.1%
Enhanced Reserves
  Portfolio ................         3                  69.3%


--------------------------------------------------------------------------------
TAX INFORMATION NOTICE (Unaudited)


Long-Term Capital Gains:

     The Taxpayer Relief Act of 1997 included changes in the taxability of long-term capital gains for individuals and certain other taxpayers. The long-term capital gain distributions these shareholders receive from the Portfolios are now taxed at either a 28% or 20% maximum rate, depending on how long an asset was held and when it was sold. For the fiscal year ended December 31, 1997, the Portfolios distributed long-term capital gain dividends as follows:


                                    28% rate gain     20% rate gain
            Portfolio               distributions     distributions
--------------------------------   ---------------   --------------
Balanced Portfolio .............   $1,166,855        $ 211,591
Managed Bond Portfolio .........      954,187          583,914
Growth Stock Portfolio .........   16,408,493        4,382,236

Corporate Dividends Received Deduction:

     For federal income tax purposes, 2.84% and 7.16% of the ordinary income dividends paid by the Balanced Portfolio and the Growth Stock Portfolio, respectively, qualify for the dividends received deduction for corporate shareholders.

                       REPORT OF INDEPENDENT ACCOUNTANTS





[Price Waterhouse LLP]                                                    [LOGO]



To the Shareholders and Trustees of
Phoenix Duff & Phelps Institutional Mutual Funds


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Balanced Portfolio, the Managed Bond Portfolio, the Growth Stock Portfolio, the Money Market Portfolio, the U.S. Government Securities Portfolio and the Enhanced Reserves Portfolio (constituting portfolios of the Phoenix Duff & Phelps Institutional Mutual Funds, hereafter referred to as the "Fund") at December 31, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP


Boston, Massachusetts
February 19, 1998

Institutional Real Estate Equity Securities Portfolio
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 1997


                                                                     SHARES            VALUE
                                                                 ------------    ---------------
COMMON STOCKS                                           75.3%
REAL ESTATE INVESTMENT TRUSTS                           74.9%
COMMERCIAL                                              23.3%
Office/Industrial                                       23.3%
     Arden Realty Group, Inc.                                        15,500          $ 476,625
     Boston Properties, Inc.                                          3,300            109,106
     CenterPoint Properties Corp.                                    13,400            470,675
     First Industrial Realty Trust, Inc.                             18,500            668,313
     Great Lakes REIT, Inc.                                          20,000            388,750
     Highwoods Properties, Inc.                                      18,900            702,844
     Reckson Associates Realty Corp.                                 21,000            532,875
     Weeks Corp.                                                     16,300            521,600
                                                                                ---------------
                                                                                     3,870,788
                                                                                ---------------
DIVERSIFIED                                              9.9%
     Colonial Properties Trust                                        6,300            189,787
     Crescent Real Estate Equities Co.                               22,900            901,688
     Vornado Realty Trust                                            12,000            563,250
                                                                                ---------------
                                                                                     1,654,725
                                                                                ---------------
HEALTH CARE                                              3.4%
     Nationwide Health Properties, Inc.                              22,200            566,100
                                                                                ---------------
HOTELS                                                  14.0%
     Patriot American Hospitality, Inc.                              29,300            844,206
     Starwood Lodging Trust combined certificate                     18,500          1,070,688
     Sunstone Hotel Investors, Inc.                                  23,600            407,100
                                                                                ---------------
                                                                                     2,321,994
                                                                                ---------------
NET LEASE                                                3.5%
     TriNet Corporate Realty Trust, Inc.                             15,100            584,181
                                                                                ---------------
RESIDENTIAL                                             11.1%
Apartments                                              11.1%
     Bay Apartment Communities, Inc.                                 13,700            534,300
     Equity Residential Properties Trust                             13,700            692,706
     Essex Property Trust, Inc.                                      17,700            619,500
                                                                                ---------------
                                                                                     1,846,506
                                                                                ---------------
RETAIL                                                   9.7%
Community/Neighborhood                                   2.8%
     Developers Diversified Realty Corp.                             12,000            459,000
                                                                                ---------------
Factory Outlet                                           1.6%
     Chelsea GCA Realty, Inc.                                         7,200            274,950
                                                                                ---------------
Regional Malls                                           5.3%
     Macerich Company (The)                                          14,800            421,800
     Urban Shopping Centers, Inc.                                    13,300            463,837
                                                                                ---------------
                                                                                       885,637
                                                                                ---------------
TOTAL RETAIL                                                                         1,619,587
                                                                                ---------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
     (Identified cost $10,381,920)                                                  12,463,881
                                                                                ---------------
REAL ESTATE OPERATING COMPANIES                          0.4%
Diversified                                              0.4%
     Crescent Operating, Inc. (b)                                     2,500             61,250
                                                                                ---------------
TOTAL REAL ESTATE OPERATING COMPANIES
     (Identified cost $43,125)                                                          61,250
                                                                                ---------------
TOTAL COMMON STOCKS
     (Identified cost $10,425,045)                                                  12,525,131
                                                                                ---------------





                       See Notes to Financial Statements                       3

Institutional Real Estate Equity Securities Portfolio
--------------------------------------------------------------------------------

                  INVESTMENTS AT DECEMBER 31, 1997 (Continued)

                                                                              PAR
                                                                             VALUE
                                                                             (000)            VALUE
                                                                          ------------    ---------------

SHORT-TERM OBLIGATIONS                                            18.7%
     State Street Bank and Trust Co. repurchase agreement,
     5.15%, dated 12/31/97 due 1/2/98, repurchase price
     $3,117,892, collateralized by U.S. Treasury Note 6.25%,
     7/31/98, market value $3,261,871                                       $3,117           $ 3,117,000
                                                                                          ---------------
TOTAL SHORT-TERM OBLIGATIONS
     (Identified cost $3,117,000)                                                              3,117,000
                                                                                          ---------------
TOTAL INVESTMENTS                                                 94.0%
     (Identified cost $13,542,045)                                                            15,642,131   (a)
     Cash and receivables, less liabilities                        6.0%                        1,003,664
                                                                                          ---------------
NET ASSETS                                                       100.0%                     $ 16,645,795
                                                                                          ===============



(a) Federal income tax information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,106,438 and gross depreciation of $6,352 for federal income tax purposes. At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $13,542,045.

(b) Non-income producing


4                      See Notes to Financial Statements

Institutional Real Estate Equity Securities Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997


                Assets
                Investment securities at value (Identified cost $10,425,045)                   $12,525,131
                Repurchase agreement (Identified cost $3,117,000)                                3,117,000
                Cash                                                                                    82
                Receivables
                    Fund shares sold                                                               981,201
                    Dividends and interest                                                          50,050
                    Receivable from adviser                                                         14,414
                Prepaid expenses                                                                    21,207
                                                                                           ----------------
                      Total assets                                                              16,709,085
                                                                                           ----------------

                Liabilities
                Payables
                    Financial agent fee                                                              6,964
                    Transfer agent fee                                                               3,335
                    Administration fee                                                               1,668
                    Trustees' fee                                                                    1,122
                    Distribution fee                                                                    26
                Accrued expenses                                                                    50,175
                                                                                           ----------------
                      Total liabilities                                                             63,290
                                                                                           ----------------
                Net Assets                                                                     $16,645,795
                                                                                           ================

                Net Assets Consist of:
                Capital paid in on shares of beneficial interest                               $14,496,250
                Undistributed net investment income                                                 44,752
                Accumulated net realized gain                                                        4,707
                Net unrealized appreciation                                                      2,100,086
                                                                                           ----------------
                Net Assets                                                                     $16,645,795
                                                                                           ================

                Class X
                Shares of beneficial interest outstanding, $1 par value,
                  unlimited authorization (Net Assets $15,790,802)                               1,319,995

                Net asset value and offering price per share                                        $11.96

                Class Y
                Shares of beneficial interest outstanding, $1 par value,
                  unlimited authorization (Net Assets $854,993)                                     71,483

                Net asset value and offering price per share                                        $11.96





                        See Notes to Financial Statements                      5

Institutional Real Estate Equity Securities Portfolio
--------------------------------------------------------------------------------


                             STATEMENT OF OPERATIONS
                           FROM INCEPTION MAY 1, 1997
                              TO DECEMBER 31, 1997



Investment Income
Dividends                                                            $418,975
Interest                                                               12,830
                                                              ----------------
     Total investment income                                          431,805
                                                              ----------------

Expenses
Investment advisory fee                                                38,173
Distribution fee - Class Y                                                188
Financial agent fee                                                    55,041
Administration fee                                                     11,440
Registration                                                           68,003
Transfer agent                                                         26,048
Professional                                                           16,787
Trustees                                                                7,301
Printing                                                                5,289
Custodian                                                               1,772
Miscellaneous                                                           4,773
                                                              ----------------
      Total expenses                                                  234,815
      Less expenses borne by investment adviser                      (165,748)
                                                              ----------------
      Net expenses                                                     69,067
                                                              ----------------
Net investment income                                                 362,738
                                                              ----------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                        46,037
Net change in unrealized appreciation (depreciation) on
    investments                                                     2,100,086
                                                              ----------------

Net gain on investments                                             2,146,123
                                                              ----------------

Net increase in net assets resulting from operations               $2,508,861
                                                              ================




6                     See Notes to Financial Statements

Institutional Real Estate Equity Securities Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF CHANGES IN NET ASSETS



                                                             From Inception
                                                             May 1, 1997 to
                                                              Dec. 31, 1997
                                                             ----------------
From Operations
    Net investment income                                          $ 362,738
    Net realized gain                                                 46,037
    Net change in unrealized appreciation (depreciation)           2,100,086
                                                             ----------------
    Increase in net assets resulting from operations               2,508,861
                                                             ----------------

From Distributions to Shareholders
    Net investment income - Class X                                 (356,617)
    Net investment income - Class Y                                   (3,409)
    Net realized gains - Class X                                     (40,923)
    Net realized gains - Class Y                                        (407)
                                                             ----------------
    Decrease in net assets from distributions
      to shareholders                                               (401,356)
                                                             ----------------

From Share Transactions
Class X
    Proceeds from sales of shares (1,285,529 shares)              13,305,591
    Net asset value of shares issued from reinvestment of
      distributions (34,466 shares)                                  397,538
    Cost of shares repurchased (0 shares)                                  -
                                                             ----------------
Total                                                             13,703,129
                                                             ----------------

Class Y
    Proceeds from sales of shares (71,152 shares)                    831,346
    Net asset value of shares issued from reinvestment of
      distributions (331 shares)                                       3,815
    Cost of shares repurchased (0 shares)                                  -
                                                             ----------------
Total                                                                835,161
                                                             ----------------

    Increase in net assets from share transactions                14,538,290
                                                             ----------------

    Net increase in net assets                                    16,645,795

Net Assets
    Beginning of period                                                    0
                                                             ----------------

    End of period (including undistributed net investment
      income of $44,752)                                         $16,645,795
                                                             ================



                       See Notes to Financial Statements                       7

Institutional Real Estate Equity Securities Portfolio
--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                                Class X                            Class Y
                                                              ------------                       ------------
                                                              From Inception                    From Inception
                                                                5/1/97 to                          5/1/97 to
                                                                12/31/97                           12/31/97
                                                              ------------                       ------------

Net asset value, beginning of period                                $10.00                             $10.00
Income from investment operations (5)
      Net investment income                                           0.39(1)                            0.34(1)
      Net realized and unrealized gain                                1.96                               2.00
                                                              ------------                       ------------
           Total from investment operations                           2.35                               2.34
                                                              ------------                       ------------

Less distributions
      Dividends from net investment income                           (0.35)                             (0.34)
      Dividends from net realized gains                              (0.04)                             (0.04)
                                                              ------------                       ------------
           Total distributions                                       (0.39)                             (0.38)
                                                              ------------                       ------------

Change in net asset value                                             1.96                               1.96
                                                              ------------                       ------------
Net asset value, end of period                                      $11.96                             $11.96
                                                              ============                       ============

Total return                                                         23.70%(3)                          23.55%(3)

Ratios/supplemental data:
Net assets, end of period (thousands)                              $15,791                               $855
Ratio to average net assets of:
      Operating expenses                                              0.90%(2)                           1.15%(2)
      Net investment income (5)                                       4.75%(2)                           4.51%(2)
Portfolio turnover                                                       4%(3)                              4%(3)
Average commission rate paid                                       $0.0500 (4)                        $0.0500 (4)







(1) Includes reimbursement of operating expenses by investment adviser of $0.16 and $0.16, respectively.
(2) Annualized.
(3) Not annualized.
(4) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.


8                       See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE EQUITY SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 1997


      1. SIGNIFICANT ACCOUNTING POLICIES

      Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Seven Portfolios are presently offered for sale: Balanced Portfolio, Managed Bond Portfolio, Growth Stock Portfolio, Money Market Portfolio, U.S. Government Securities Portfolio, Enhanced Reserves Portfolio and Real Estate Equity Securities Portfolio. This report covers only the Real Estate Equity Securities Portfolio (the "Portfolio"). The Portfolio's investment objective is capital appreciation and income with approximately equal emphasis through investing, under normal circumstances, primarily in marketable securities of publicly-traded real estate investment trusts (REITS) and companies that invest in, operate, develop and/or manage real estate located in the United States.

      The Portfolio offers both Class X and Class Y shares. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Portfolio are borne pro rata by the holders of both classes of shares, except that Class X bears no distribution expenses.

      The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A.     Security valuation:

      Equity securities are valued at the last sale price, or if there has been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market.

B.     Security transactions and related income:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Portfolio does not amortize premiums but does accrete discounts using the effective interest method. Realized gains or losses are determined on the identified cost basis.

C.     Income taxes:

      The Portfolio is treated as a separate taxable entity. It is the policy of the Portfolio to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D.     Distributions to shareholders:

      Distributions are recorded by the Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, non-deductible expenses, partnerships and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E.     Expenses:

      Expenses incurred by the Fund with respect to any two or more Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE EQUITY SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 1997 (Continued)


F.     Repurchase agreements:

      A repurchase agreement is a transaction where a Portfolio acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Portfolio, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Portfolio in the event of default by the seller. If the seller defaults and the value of the collateral declines or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2.     INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      The investment adviser for the Portfolio is Phoenix Realty Securities, Inc. ("PRS"), an indirect, wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). As compensation for its services, PRS is entitled to a fee based on an annual rate of 0.50% of the average daily net assets of the Portfolio. The Adviser has agreed to reimburse the Portfolio to the extent that total expenses exceed 0.90% and 1.15% of the average daily net assets of Class X and Class Y, respectively.

      Duff & Phelps Investment Management Co. ("DPIM") serves as administrator for the Portfolio, and as such, facilitates and provides administrative services. DPIM is a subsidiary of Phoenix Duff & Phelps Corporation, which is an indirect, majority-owned subsidiary of PHL. As compensation, under an Administration Agreement, DPIM receives a fee at the annual rate of 0.15% of the average daily net assets of the Portfolio.

      Phoenix Equity Planning Corporation ("PEPCO"), an indirect, majority-owned subsidiary of PHL, serves as the national distributor of the Fund's shares. The Portfolio pays PEPCO a distribution fee of an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

      As Financial Agent to the Portfolio, PEPCO receives a fee for bookkeeping and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets from $100 million through $300 million, 0.03% of average daily net assets from $300 million through $500 million and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply.

      PEPCO serves as the Portfolio's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended December 31, 1997, transfer agent fees were $26,048 which were all paid to State Street.

      As of December 31, 1997, PHL owned 498,529 Class X shares with a value of $5,962,409 and 10,169 Class Y shares with a value of $121,621. The PHL Employee Defined Benefit Pension Plan owned 533,215 Class X shares with a value of $6,377,252.

3.     PURCHASE AND SALE OF SECURITIES

      Purchases and sales of securities during the period ended December 31, 1997, were $10,815,095 and $383,094, respectively. There were no purchases or sales of U.S. Government and agency securities.

4.     RECLASS OF CAPITAL ACCOUNTS

      In accordance with accounting pronouncements, the Portfolio has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Portfolio and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 1997, the Portfolio increased undistributed net investment income and decreased capital paid in on shares of common stock by $42,040.

                        REPORT OF INDEPENDENT ACCOUNTANTS


[Price Waterhouse LLP]


To the Trustees and Shareholders of
Phoenix Duff & Phelps Institutional Real Estate Equity Securities Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Duff & Phelps Institutional Real Estate Equity Securities Portfolio (the "Fund") at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1997 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP


Boston, Massachusetts
February 19, 1998

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS

                            PART C--OTHER INFORMATION


Item 24. Financial Statements and Exhibits


 (a) Financial Statements:

     Included in Part A of the Registration Statement: Not Applicable

     Included in Part B of the Registration Statement: Financial Statements and Notes thereto included in the Annual Report to Shareholders dated December 31, 1997, incorporated by reference.

 (b) Exhibits:



     (1)(a)     Declaration of Trust of the Registrant, filed via Edgar with Pre-Effective Amendment No. 1 on February 2,
                1996 and incorporated herein by reference.
     (1)(b)     Amendment to Declaration of Trust changing names of Portfolios, filed via Edgar with Pre-Effective
                Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
     (1)(c)     Amendment to Declaration of Trust adding Real Estate Equity Securities Portfolio filed via Edgar with
                Post-Effective Amendment No. 4 on February 11, 1997.
     (2)        None
     (3)        None
     (4)        Reference is made to Article III, Section 3.4 of Registrant's Declaration of Trust
     (5)(a)     Investment Advisory Agreement between Registrant and Duff & Phelps Investment Management Co.
                ("DPIM"), filed via Edgar with Pre-Effective Amendment No. 1 on February 2, 1996 and incorporated herein by reference.
        (b)     Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. ("PIC"), filed via Edgar with Pre-Effective Amendment No. 1 on February 2, 1996 and incorporated herein by reference.
        (c)     Form of Investment Advisory Agreement between Registrant and Phoenix Realty Securities, Inc.
                ("PRS"), filed via Edgar with Post-Effective Amendment No. 5 on April 28, 1997 and incorporated herein by reference.
        (d)     Amendment to the Investment Advisory Agreement between Registrant and Duff & Phelps Investment
                Management Co. relating to the Core Equity Portfolio filed via Edgar with Post-Effective Amendment
                No. 7 on January 14, 1998 and incorporated herein by reference.
     (6)(a)     Distribution Agreement between Registrant and Phoenix Equity Planning Corporation, filed via Edgar with Pre-Effective Amendment No. 1 on February 2, 1996 and incorporated herein by reference.
        (b)     Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers, filed via Edgar with Post-Effective Amendment No. 1 on March 1, 1996 and incorporated herein by reference.
     (7)        None
     (8)(a)     Custodian Agreement between Registrant and State Street Bank and Trust Company, filed via Edgar with Post-Effective Amendment No. 6 on September 30, 1997 and incorporated herein by reference.
        (b)     Custodian Agreement between Registrant and The Chase Manhattan Bank, N.A., filed via Edgar with
                Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
     (9)(a)     Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated December 11,
                1996, filed via Edgar with Post-Effective Amendment No. 5 on April 28, 1997 and incorporated herein by reference.
        (b)     Transfer Agent Agreement between Registrant and Phoenix Equity Planning Corporation, filed via Edgar with Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
        (c)     Form of Administration Agreement between Registrant (on behalf of Real Estate Equity Securities
                Portfolio) and Phoenix Duff & Phelps Corporation, filed via Edgar with Post-Effective Amendment No. 4 on February 11, 1997 and incorporated herein by reference.
    (10)(a)     Opinion of Counsel, filed via Edgar with Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
        (b)     Opinion of Counsel (as to the Real Estate Equity Securities Portfolio) filed via Edgar with Post-Effective
                Amendment No. 5 on April 28, 1997 and incorporated herein by reference.
        (c)     Opinion of Counsel (covering the Core Equity Portfolio) filed via Edgar herewith.
    (11)        Consent of Accountants filed herewith.

    (12)        None
    (13)        Initial Capitalization Agreement, filed via Edgar with Pre-Effective Amendment No. 1 on February 2,
                1996 and incorporated herein by reference.
    (14)        None
    (15)        Amended and Restated Rule 12b-1 Distribution Plan for Class Y Shares, filed via Edgar with Post-
                Effective Amendment No. 6 on September 30, 1997 and incorporated herein by reference.
    (16)        Schedule for Computation of Performance Quotations, filed via Edgar with Pre-Effective Amendment No.
                2 on February 28, 1996 and incorporated herein by reference.
    (17)        Financial Data Schedule as reflected on Edgar as Exhibit 27 filed herewith.
    (18)        Amended and Restated Rule 18f-3 Dual Distribution Plan filed via Edgar with Post-Effective
                Amendment No. 5 on April 28, 1997 and incorporated herein by reference.
    (19)(a)     Powers of Attorney, filed via Edgar with Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
        (b)     Power of Attorney for Ms. Moran, filed via Edgar with Post-Effective Amendment No. 4 on February 11,
                1997 and incorporated herein by reference.

Item 25. Persons Controlled by or Under Common Control with Registrant.

     As of the date hereof, to the best knowledge of the Registrant, no person is directly or indirectly controlled by or under common control with the Registrant.


Item 26. Number of Holders of Securities.

     As of February 27, 1998:




                                       Class X Shares   Class Y Shares
                                          Number of       Number of
                                       Record Holders   Record Holders
                                      ---------------- ---------------
Balanced Portfolio ..................        50               29
Managed Bond Portfolio ..............        77               21
Enhanced Reserves Portfolio .........        19                4
Growth Portfolio ....................        53               35
Money Market Portfolio ..............        35               21
U.S. Gov't Sec. Portfolio ...........        19               13
Real Estate Portfolio ...............         9                5


Item 27. Indemnification.

     Please see Article of the Registrant's Declaration of Trust (incorporated herein by reference). Registrant's trustees and officers are covered by an Errors and Omissions Policy. Paragraph 10 of the Investment Advisory Agreements between the Registrant and its Advisers provide in relevant part that, in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties under the Investment Advisory Agreements on the part of each the Adviser, the Advisers shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant and the investment advisers and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense or any action, suit or proceeding) is asserted against the Registrant by such trustee, director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Adviser.
     See "Management of the Trust" in the Prospectus and "Trustees and Officers" and "Services of the Adviser" in the Statement of Additional Information for information regarding the business of the Advisers. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Advisers, reference is made to the Advisers' current Form ADV (SEC File Nos. 801-5995 (PIC), 801-48190
(PRS) and 14813 (DPIM)) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 29. Principal Underwriter.

 (a) Equity Planning also serves as the principal underwriter for the following other registrants: Phoenix Series Fund, Phoenix Strategic Allocation Fund, Inc., Phoenix Multi-Sector Fixed Income Fund, Inc., Phoenix Multi-Sector Short Term Bond Fund, Phoenix Multi-Portfolio Fund, Phoenix California Tax Exempt Bonds, Inc., Phoenix Income and Growth Fund, Phoenix Worldwide Opportunities Fund, Phoenix Strategic Equity Series Fund, Phoenix Equity Series Fund, Phoenix-Engemann Funds, Phoenix Investment Trust 97, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVAI.


 (b) The directors and executive officers of Phoenix Equity Planning Corporation, the distributor for Registrant, are as follows:



    Name and Principal             Position and Offices           Position and Offices
     Business Address                with Distributor               with Registrant
--------------------------   -------------------------------   -------------------------
Michael E. Haylon            Director                          Executive Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin         Director and President            Trustee and President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

John F. Sharry               Executive Vice President,         None
56 Prospect Street           Mutual Fund Sales and
P.O. Box 150480              Operations
Hartford, CT 06115-0480

Leonard J. Saltiel           Managing Director,                Vice President
56 Prospect Street           Infrastructure/Operations
P.O. Box 150480
Hartford, CT 06115-0480

Paul Atkins                  Senior Vice President and         None
56 Prospect Street           Sales Manager
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer             Senior Vice President and         Vice President
100 Bright Meadow Blvd.      Chief Financial Officer
P.O. Box 2200
Enfield, CT 06083-2200

G. Jeffrey Bohne             Vice President, Mutual Fund       Secretary
101 Munson Street            Customer Service
P.O. Box 810
Greenfield, MA 01302-0810

Eugene A. Charon             Vice President and Controller     None
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200

Nancy G. Curtiss             Vice President and Treasurer,     Treasurer
56 Prospect Street           Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480

Elizabeth R. Sadowinski      Vice President,                   None
56 Prospect Street           Administration
P.O. Box 150480
Hartford, CT 06115-0480

    Name and Principal          Position and Offices       Position and Offices
     Business Address             with Distributor            with Registrant
-------------------------   ---------------------------   ----------------------
Thomas N. Steenburg         Vice President, Counsel       Assistant Secretary
56 Prospect Street          and Secretary
P.O. Box 150480
Hartford, CT 06115

William E. Keen, III        Assistant Vice President,     Vice President
100 Bright Meadow Blvd.     Mutual Fund Regulation
P.O. Box 2200
Enfield, CT 06083-2200

 (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

Item 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant located at 56 Prospect Street, Hartford, CT 06115, or its investment advisers, Duff & Phelps Investment Management Co., 55 East Monroe Street, Suite 3800, Chicago, Illinois 60610, Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, CT 06115, or the custodians, State Street Bank and Trust Company, 1 Heritage Drive, P2N, North Quincy, MA 02171 or The Chase Manhattan Bank, N.A., 1 Chase Manhattan Plaza, Floor 3B, New York, NY 10081. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, Enfield, Connecticut 06083.

Item 31. Management Services.

     None.

Item 32. Undertakings.

 (a) Not applicable.

 (b) Registrant hereby undertakes to file a post-effective amendment using financial statements for Core Equity Portfolio, which need not be certified, within four to six months after the effective date of this post-effective amendment to the Registration Statement.

 (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge if the information called for by Item 5A of Form N-1A is contained in such annual report.

 (d) Registrant undertakes to provide the information specified pursuant to Regulation S-K, Item 512 (Reg.S.S. 229.512), as applicable, the terms of which are incorporated herein by reference.

 (e) Registrant undertakes to call a special meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders, as required by
     Section 16(c) of the 1940 Act, if requested to do so by holders of at least 10% of a Portfolio's outstanding shares.

 (f) Registrant undertakes to file a post-effective amendment to the Registration Statement in response to any rulings by the Commission or interpretive changes by the staff regarding the inclusion of prior investment performance of an adviser or portfolio manager in the Registration Statement of an open-end management investment company.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut on the 30th day of March, 1998.




                                                 PHOENIX DUFF & PHELPS
                                              INSTITUTIONAL MUTUAL FUNDS



ATTEST: /s/ Thomas N. Steenburg          By: /s/ Philip R. McLoughlin
        ---------------------            --------------------------------------

        Thomas N. Steenburg                  Philip R. McLoughlin
        Assistant Secretary                  President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this30th day of March, 1998.



           Signature              Title
-------------------------------   -------------------------------
                                  Trustee
----------------------------
         Robert Chesek*

                                  Trustee
----------------------------
       E. Virgil Conway*

                                  Trustee
----------------------------
     William W. Crawford*
                                  Treasurer (principal financial
----------------------------      and accounting officer)
     Nancy G. Curtiss*
                                  Trustee
----------------------------
     Harry Dalzell-Payne*

                                  Trustee
----------------------------
    William N. Georgeson*

                                  Trustee
----------------------------
     Francis E. Jeffries*

                                  Trustee
----------------------------
       Leroy Keith, Jr.*


  /s/ Philip R. McLoughlin        Trustee and President
----------------------------
     Philip R. McLoughlin

                                  Trustee
----------------------------
       Eileen A. Moran**

                                  Trustee
----------------------------
      Everett L. Morris*

                                  Trustee
----------------------------
       James M. Oates*

                                  Trustee
----------------------------
       Richard A. Pavia*

                                      S-1(c)

           Signature              Title
-------------------------------   --------
                                  Trustee
----------------------------
         Calvin J. Pedersen*
                                  Trustee
----------------------------
         Herbert Roth, Jr.*
                                  Trustee
----------------------------
        Richard E. Segerson*
                                  Trustee
----------------------------
      Lowell P. Weicker, Jr.*

*By: /s/ Philip R. McLoughlin
     -------------------------
 * Philip R. McLoughlin pursuant to powers of attorney filed with Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.

** Philip R. McLoughlin pursuant to powers of attorney filed with Post-Effective Amendment No. 4 on February 11, 1997 and incorporated herein by reference.


                                     S-2(c)